TD Waterhouse Trust

Bond Index Fund

Dow 30 Fund

500 Index Fund

Extended Market Index Fund

Asian Pacific Index Fund

European Index Fund

TD WATERHOUSE TRUST
Board of Trustees and Executive Officers

TRUSTEES

George F. Staudter†	Lawrence J. Toal
Director of CRT Properties, Inc.	Retired Chairman, President
Independent Financial Consultant	and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring	Corporate Director
Community Corp.

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

† Interested Trustee
*Affiliated person of the Distributor

TD WATERHOUSE ASSET MANAGEMENT, INC
Board of Directors and Executive Officers

DIRECTORS

Timothy P. Pinnington	Richard H. Neiman
Chairman, Chief Executive	Executive Vice President,
Officer, President,	General Counsel and Secretary
and Chief Operating Officer

SENIOR OFFICERS

David A. Hartman	Edwin R. Corneiro
Senior Vice President and	Executive Vice President,
Chief Investment Officer	Chief Financial Officer
and Treasurer

Michele R. Teichner
Chief Compliance Officer and
Senior Vice President
Compliance, Administration
and Operations

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TD WATERHOUSE TRUST
Service Providers

Investment Manager	Transfer Agent
TD Waterhouse Asset	National Investor Services Corp.
Management, Inc.	55 Water Street
100 Wall Street	New York, NY 10041
New York, NY 10005

Independent Registered	Administrator &
Public Accounting Firm	Shareholder Servicing
Ernst & Young LLP	TD Waterhouse Investor
5 Times Square	Services, Inc.
New York, NY 10036	100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling LLP
One Wall Street	599 Lexington Avenue
New York, NY 10286	New York, NY 10022

Distributor	Independent Trustees
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher LLP
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

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Market Review

Dear Shareholder:

After a rocky first half to the Funds’2005 fiscal year, financial markets rallied in the second half to post solid returns for the 12-month period ended January 31, 2005 . Indeed, most, if not all, of their gains came in the final months of 2004, steering global equity and bond markets to a second consecutive winning year.

Both stocks and bonds started the year on a positive note. Stocks benefited from indications that the global economy and corporate earnings would continue to grow, while bonds were buoyed by the prospect that interest rates would remain low as inflation appeared to be well-contained. The markets soon became unsettled, however, amid concerns about the strength of the U.S. economy, potential terrorist attacks, rising oil prices and the outcome of the presidential election.

Another consideration weighing on investors’ minds was the possibility that the Federal Reserve Open Market Committee (Federal Reserve) might need to start raising interest rates sooner than previously thought as inflation showed signs of perking up. Despite some mixed data in the first half of the year that clouded the economic outlook, the Federal Reserve indicated that it believed the underlying economic fundamentals remained strong enough to carry the economy through what it saw as a temporary slow patch.

The prospect of rising interest rates in particular played havoc with stock and bond markets into the second calendar quarter of 2004. Stocks faced more uncertainty and were dragged lower during the summer as rising oil prices stoked fears that the U.S. economy might weaken in the second half of the year.

That is when the tide changed for bonds. Concerns that higher energy prices could curb consumer spending and temper economic growth fueled a second-half rally in global bond markets. There appeared to be a market consensus that the Federal Reserve might not need to increase U.S. interest rates as quickly as anticipated. The positive outlook for interest rates benefited equities, as well. They received a further boost in the fourth quarter of 2004 from retreating oil prices and generally positive U.S. data, which renewed optimism that the global economy would continue to expand in 2005.

On the whole, reports showed the U.S. economy was on firm ground. After a somewhat lackluster showing in the second calendar quarter of 2004, as record gasoline prices held back consumer spending, the economy gathered steam in the second half of the year. It grew at a solid 4.0% annualized rate in the third calendar quarter, as business investment accelerated and consumer spending increased at the fastest pace in almost three years. Fourth-quarter economic growth came in at an annualized rate of 3.8%, helping the economy to expand 4.4% in 2004, compared with 3.0% in 2003. Last year’s growth was the best since 1999 and strongest in the current economic cycle that began after the trough of late 2001.

Other data further supported the positive outlook. Manufacturing expanded in January 2005 for the 19th month in a row. The economy created a lower-than-expected, though respectable, 146,000 jobs in the same month, pushing the unemployment rate to a three-year low of 5.2%. Moreover, the four-week average of initial jobless claims was hovering around 308,000, the lowest since November 2000, suggesting job growth might be starting to accelerate. Meanwhile, core inflation edged up 0.2% in January, putting the annual rate at a relatively tame 2.3%.

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The pick-up in economic activity in the second half of 2004 led the Federal Reserve to shift its monetary policy, raising rates for the first time in four years. By the end of the fiscal year, it had lifted the federal funds rate five times to 2.25%, compared with 1.00% at the beginning of the period.

The Federal Reserve continues to describe economic growth as “moderate” and inflation as “relatively low.” The central bank also still views monetary policy as “accommodative” and the upside and downside risks to growth and inflation as “balanced.” As a result, it expects to continue raising interest rates at a “measured” pace – that is, modest and gradual increases. Nevertheless, the Federal Reserve has indicated that it is prepared to speed up the pace of tightening if inflation pressures begin to mount. As has been the case all along, much will depend on future economic data.

Performance Summary

Bonds came through with another positive return for the year ending January 31, 2005 , with most of their gains coming in the second half of the fiscal year. The prospect of interest rates heading higher weighed on the bond market earlier in the year. Then bonds rebounded as investors feared that record high oil prices – a result of growing global demand led by China – might dampen consumer spending and slow economic growth. More moderate growth would give the Federal Reserve the leeway to increase interest rates at a slower pace than anticipated.

TD Waterhouse Trust Funds Returns(1)* vs. Benchmark Index

TD Waterhouse Bond Index Fund	+3.22%
Lehman Brothers U.S. Aggregate Index	+4.16%

TD Waterhouse Dow 30 Fund	+1.67%
Dow Jones Industrial AverageSM	+2.10%

TD Waterhouse 500 Index Fund	+5.87%
Standard & Poor’s 500® Composite Stock Price Index	+6.23%

TD Waterhouse Extended Market Index Fund	+11.16%
Dow Jones Wilshire 4500 Composite Index	+10.71%

TD Waterhouse Asian Pacific Index Fund	+13.20%
MSCI® Pacific Index	+14.54%

TD Waterhouse European Index Fund	+16.84%
MSCI® Europe Index	+17.27%

(1)	Year ending January 31, 2005, after expenses.

*	Performance data quoted represents past performance and cannot guarantee future results. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these fee waivers, the Fund’s total return would have been lower. The returns shown for the various indices reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, call 1-800-934-4448.

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Government bond yields were mostly higher at the end of the fiscal year than they were at the beginning. The yields of short- and mid-term bonds rose over the 12-month period, while yields of long-term bonds fell. The result was an overall gain for a broadly diversified bond portfolio. The return of the TD Waterhouse Bond Index Fund was up 3.22% after expenses for the period, behind the 4.16% return of its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The Fund’s underperformance relative to the benchmark was partially due to the Fund’s overweight position in U.S. Government securities, which decreases the Fund’s ability to track the index with the same degree of accuracy as if it were invested broadly in bonds consistent with the index. The Fund has previously indicated that it would not be in a position to decrease the overweight in U.S. Government securities until its assets surpass $25 million.

Like bonds, equities capped the fiscal year with strong gains towards the end of the period, as investors became more optimistic that a sharp drop in oil prices would help fuel the U.S. economic expansion and support corporate earnings growth. Better-than-expected earnings reports and the re-election of President Bush added to the positive market sentiment.

U.S. equities finished higher during the 12-month period ended January 31, 2005 and outperformed bonds. The positive sentiment bolstered the performance of the TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund and TD Waterhouse Extended Market Index Fund and the indices they seek to track.

The return of the TD Waterhouse Dow 30 Fund for the period increased 1.67% after expenses, versus a 2.10% rise in its benchmark, the Dow Jones Industrial AverageSM. The difference in performance between the Fund and the index was primarily due to fund expenses. Strong gains in McDonald’s (27.0%), ExxonMobil (24.4%), Johnson & Johnson (20.1%) and Boeing (19.6%) were the key contributors to the performance of the index and the Fund. Losses in Merck (-41.9%), Pfizer (-32.3%) and General Motors (-36.8%) diminished returns.

For the same period, the return of the TD Waterhouse 500 Index Fund rose 5.87% after expenses, compared with the 6.23% increase in the benchmark S&P 500® Composite Stock Price Index. Fund expenses were generally the cause for the difference in performance. A sharp rise in the energy, materials and utilities sectors led the overall advance of both the index and the Fund. The financials, health care and information technology groups underperformed the index.

Meanwhile, the TD Waterhouse Extended Market Index Fund posted a return of 11.16% after expenses, and performed better than the 10.71% return of the benchmark Dow Jones Wilshire 4500 Composite Index primarily due to the sampled portfolio of the Fund, which consists of larger stocks that outperformed the index taken as a whole. Similarly, strength in energy, materials and utilities stocks paced the overall solid performance of the index and the Fund. Information technology shares were the only group to register a loss over the 12 months, which detracted from results.

As a group, Asian stock markets posted positive results, as reflected in the 13.20% gain in the TD Waterhouse Asian Pacific Index Fund and 14.54% return in the benchmark MSCI® Pacific Index. Fund expenses were largely the reason for the difference in performance between the Fund and the benchmark. Similarly in Asia, where exports had also played an important role in the economic recovery, lower oil prices and good economic growth in the U.S. provided a boost to the overall performance of the index and the Fund. Although all markets included in the index gained, Australia and New Zealand outperformed the index, while Japan and Hong Kong underperformed.

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European equity markets also posted back-to-back annual gains. Again, markets rallied in the final months of the year as retreating oil prices brightened the outlook for global growth and helped ease concerns about the strong euro’s effect on exports, which had been the main driver of the Eurozone economy over the year. As a result, for the 12-month period the TD Waterhouse European Index Fund registered a return of 16.84% after expenses, while the benchmark MSCI® Europe Index showed a gain of 17.27%. Fund expenses were the reason for the difference in performance between the Fund and the index. Spain , Italy , France and Austria were among the top-performing equity markets contributing to the strong performance of the index and the Fund. Although other markets, such as Germany , Switzerland and the U.K , all posted positive returns, they underperformed the index.

Outlook

On balance, the U.S. economy appears poised to continue expanding in 2005. The pace of economic growth is expected to slow modestly due to a reduction in fiscal and monetary stimulus, a possible softening in consumer spending, and an easing housing market.

Still, the U.S. outlook remains positive, with real GDP (gross domestic product) growth likely to average 3.5%, slightly above its long-term potential rate. That should help world financial markets to advance further over the year, though equities and bonds face several headwinds that could limit gains.

On the international front, these would include rising oil prices, geopolitical uncertainty and a potential economic slowdown in China .

Here at home, the first year of a presidential term is historically a difficult period for stocks, as the new administration typically adopts whatever tough fiscal and economic measures are deemed necessary early in the mandate. This does not mean that history is destined to repeat this year, though. Current equity valuations are not excessive, and although earnings growth is expected to slow, we believe that it may be enough to support higher stock prices.

Of similar concern is the expectation that the Federal Reserve will continue lifting rates, which could raise questions about the effect of higher borrowing costs on the economy. But as long as inflation remains under control, the Federal Reserve will be able to maintain a pattern of modest rate increases that would still allow the economy to expand.

As always, we thank you for your business. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and Chief Investment Officer
TD Waterhouse Asset Management, Inc.

March 31, 2005

Investments in the Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not a deposit or obligation guaranteed by any bank and are subject to investment risk, including possible loss of principal amount invested. Index funds are subject to fees and expenses and have reinvestment of dividends, which an index does not. There can be no assurance that the performance of the index funds will track the corresponding index. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributor: Funds Distributor, Inc.

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Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur transaction costs (including redemption fees) and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period ( August 1, 2004 through January 31, 2005 ).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other mutual funds.

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Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees which are described in the Prospectus. Therefore, the “hypothetical” information will not help you determine the relative total costs if owning different funds. If these fees were applied to your account, your costs would be higher.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Annualized Expense Ratios 8/1/2004 to 1/31/2005	Expenses Paid During Period* 8/1/2004 to 1/31/2005

Bond Index Fund

Actual	$1,000.00	$1,031.70	0.35%	$1.79
Hypothetical (5% Return
before expenses)	1,000.00	1,023.38	0.35	1.78

Dow 30 Fund

Actual	1,000.00	1,044.50	0.45	2.31
Hypothetical (5% Return
before expenses)	1,000.00	1,022.87	0.45	2.29

500 Index Fund

Actual	1,000.00	1,078.80	0.35	1.83
Hypothetical (5% Return
before expenses)	1,000.00	1,023.38	0.35	1.78

Extended Market Index Fund

Actual	1,000.00	1,145.10	0.40	2.16
Hypothetical (5% Return
before expenses)	1,000.00	1,023.13	0.40	2.03

Asian Pacific Index Fund

Actual	1,000.00	1,120.80	0.58	3.09
Hypothetical (5% Return
before expenses)	1,000.00	1,022.22	0.58	2.95

European Index Fund

Actual	1,000.00	1,178.70	0.58	3.18
Hypothetical (5% Return
before expenses)	1,000.00	1,022.22	0.58	2.95

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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Disclosure of Portfolio Holdings (Unaudited)

Portfolio holdings as a percentage of total investments

Bond Index Fund

Dow 30 Fund

500 Index Fund

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Extended Market Index Fund

Asian Pacific Index Fund

European Index Fund

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For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested. The Funds have a redemption fee (expressed as a percentage of the amount redeemed) that may be assessed if shares of such Funds are redeemed within 5 days of the purchase.

Each graph shows the growth of a hypothetical $10,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Past performance does not predict future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call 1-800-934-4448 or visit the website at www.tdwaterhouse.com. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TD WATERHOUSE BOND INDEX FUND

Average Annual Total Returns as of 1/31/05	1 Year	3 Year	Since Inception (8/31/00)

TD Waterhouse Bond Index Fund (1)	3.22%	5.46%	6.74%
Lehman Brothers U.S. Aggregate Bond Index (2)	4.16%	6.14%	7.39%

(1)	Return before taxes.

(2)	The Lehman Brothers U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed income market in the U.S. It includes U.S. government and corporate debt securities, mortgage- and asset- backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

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TD WATERHOUSE DOW 30 FUND

Average Annual Total Returns as of 1/31/05	1 Year	3 Year	5 Year	Since Inception (3/31/98)

TD Waterhouse Dow 30 Fund (1)	1.67%	3.79%	0.84%	4.32%
Dow Jones Industrial AverageSM (2)	2.10%	4.11%	1.14%	4.55%

(1)	Return before taxes.

(2)	The Dow Jones Industrial AverageSM currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the Dow Jones Industrial AverageSM represent large-capitalization companies that typically are dominant firms in their respective industries. The Dow Jones Industrial AverageSM is price-weighted, which means that essentially it includes one share of each of its component stocks. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

†	The Fund changed its fiscal year end from October 31 to January 31.

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TD WATERHOUSE 500 INDEX FUND

Average Annual Total Returns as of 1/31/05	1 Year	3 Year	Since Inception (8/31/00)

TD Waterhouse 500 Index Fund (1)	5.87%	2.77%	(4.39)%
S&P 500® Composite Stock Price Index (2)	6.23%	3.24%	(4.01)%

(1)	Return before taxes.

(2)	The S&P 500 ® Composite Stock Price Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing four major industry sectors — industrials, utilities, financials and technology. The stocks included in the S&P 500 ® Composite Stock Price Index collectively represent a substantial portion of all common stocks publicly traded in the U.S. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

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TD WATERHOUSE EXTENDED MARKET INDEX FUND

Average Annual Total Returns as of 1/31/05	1 Year		3 Year	Since Inception (8/31/00)

TD Waterhouse Extended Market Index Fund (1)	11.16%	.	10.57%	(3.37)%
Dow Jones Wilshire 4500 Composite Index (2)	10.71%		11.39%	(1.02)

(1)	Return before taxes.

(2)	The Dow Jones Wilshire 4500 Composite Index is a broadly diversified index of stocks of medium-sized and small U.S. companies. The Dow Jones Wilshire 4500 Composite Index contains most of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 ® Composite Stock Price Index. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

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TD WATERHOUSE ASIAN PACIFIC INDEX FUND

Average Annual Total Returns as of 1/31/05	1 Year	3 Year	Since Inception (8/31/00)

TD Waterhouse Asian Pacific Index Fund(1)(3)	13.20%	13.32%	(4.46)%
MSCI® Pacific Index (2)	14.54%	15.83%	(2.20)%

(1)	Return before taxes.

(2)	The MSCI® Pacific Index contains approximately 400 common stocks of Pacific Basin companies. The index is dominated by the Japanese stock market. The other four countries represented in the MSCI® Pacific Index are Australia, Hong Kong, Singapore and New Zealand. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

(3)	International investing involves increased risk and volatility.

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TD WATERHOUSE EUROPEAN INDEX FUND

Average Annual Total Returns as of 1/31/05	1 Year	3 Year	Since Inception (8/31/00)

TD Waterhouse European Index Fund (1) (3)	16.84%	10.77%	(0.45)%
MSCI® Europe Index (2)	17.27%	12.28%	0.99%

(1)	Return before taxes.

(2)	The MSCI® Europe Index consists of common stocks of more than 500 companies located in 16 European countries. Four countries — the United Kingdom, France, Switzerland and Germany — dominate the index. The other 12 countries, which include The Netherlands, Italy, Spain, Finland, Sweden, Belgium, Denmark, Norway, Portugal, Ireland, Austria and Greece, are much less significant to the MSCI® Europe Index and, consequently, the European Index Fund. The index’s total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

(3)	International investing involves increased risk and volatility.

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A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ended June 30, 2004 is available, without charge, online at TDWaterhouse.com/products/mutualfunds/ TDWaterhouseFunds. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at TDWaterhouse.com/products/mutualfunds/TDWaterhouseFunds; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	PRINCIPAL AMOUNT	MARKET VALUE

U.S. Government Obligations

U.S. Treasury Bonds-8.4%
9.88%, 11/15/15	$80,000	$118,928
9.25%, 02/15/16	20,000	28,766
7.25%, 05/15/16	80,000	101,065
7.50%, 11/15/16	75,000	96,823
8.75%, 05/15/17	25,000	35,390
8.50%, 02/15/20	12,000	17,208
6.25%, 08/15/23	59,000	70,761
6.00%, 02/15/26	164,000	193,212
6.13%, 11/15/27	123,000	147,999
5.50%, 08/15/28	146,000	163,195
5.25%, 02/15/29	124,000	134,453
6.25%, 05/15/30	203,000	250,752
5.38%, 02/15/31	147,000	164,439

		1,522,991

U.S. Treasury Notes-47.6%
5.75%, 11/15/05	72,000	73,620
5.88%, 11/15/05	197,000	201,531
5.63%, 02/15/06	130,000	133,509
4.63%, 05/15/06	298,000	303,809
6.88%, 05/15/06	181,000	189,610
7.00%, 07/15/06	137,000	144,471
2.38%, 08/31/06	345,000	340,795
6.50%, 10/15/06	306,000	322,542
2.63%, 11/15/06	385,000	380,984
6.25%, 02/15/07	109,000	115,344
4.38%, 05/15/07	160,000	163,675
6.63%, 05/15/07	74,000	79,347
2.75%, 08/15/07	310,000	305,447
3.25%, 08/15/07	245,000	244,368
6.13%, 08/15/07	130,000	138,683
3.00%, 11/15/07	285,000	281,994
3.00%, 02/15/08	177,000	174,788
5.50%, 02/15/08	173,000	183,265
2.63%, 05/15/08	175,000	170,399
5.63%, 05/15/08	102,000	108,750
3.13%, 09/15/08	140,000	138,108
4.75%, 11/15/08	145,000	151,213
2.63%, 03/15/09	195,000	187,870
3.13%, 04/15/09	295,000	289,503
5.50%, 05/15/09	233,000	250,757
4.00%, 06/15/09	325,000	329,837
3.50%, 08/15/09	$205,000	$203,767
6.00%, 08/15/09	159,000	174,527
6.50%, 02/15/10	216,000	243,546
5.75%, 08/15/10	196,000	215,369
5.00%, 02/15/11	167,000	177,554
5.00%, 08/15/11	186,000	197,879
4.88%, 02/15/12	197,000	208,335
4.38%, 08/15/12	235,000	241,132
4.00%, 11/15/12	149,000	149,140
3.88%, 02/15/13	185,000	183,100
3.63%, 05/15/13	200,000	194,797
4.25%, 08/15/13	250,000	253,067
4.25%, 11/15/13	230,000	232,534
4.00%, 02/15/14	170,000	168,632
4.75%, 05/15/14	215,000	225,322
4.25%, 08/15/14	95,000	95,880
4.25%, 11/15/14	130,000	131,198

		8,699,998

Total U.S. Government Obligations
(Cost $10,122,938)-56.0%		10,222,989

U.S. Government Agency Obligations

Fannie Mae-14.6%
7.00%, 07/15/05	90,000	91,715
5.50%, 02/15/06	135,000	138,117
4.38%, 10/15/06	60,000	60,966
5.00%, 01/15/07	97,000	99,803
4.25%, 07/15/07	60,000	60,952
6.00%, 05/15/08	60,000	64,134
5.25%, 01/15/09	60,000	63,025
6.63%, 09/15/09	100,000	111,053
7.25%, 01/15/10	90,000	102,846
6.00%, 05/15/11	155,000	170,168
6.25%, 05/15/29	67,000	78,976
6.00%, 02/01/33	348,878	360,217
6.00%, 03/01/33	833,003	860,075
5.50%, 10/01/33	388,014	395,393

		2,657,440

20

TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Bank-1.0%
5.13%, 03/06/06	$185,000	$188,712

Freddie Mac-9.7%
5.25%, 01/15/06	100,000	101,933
5.50%, 07/15/06	110,000	113,367
4.88%, 03/15/07	40,000	41,130
5.75%, 03/15/09	100,000	107,125
6.88%, 09/15/10	150,000	170,698
6.50%, 02/01/31	170,810	178,890
6.50%, 04/01/33	142,124	148,846
5.00%, 08/01/33	454,740	455,223
5.50%, 01/01/34	222,863	227,311
5.50%, 02/01/34	225,085	229,577

		1,774,100

Total U.S. Government Agency Obligations
(Cost $4,571,363)-25.3%		4,620,252

Corporate Bonds
Abbott Laboratories
5.63%, 07/01/06	5,000	5,143
Ace Ina Holdings
8.30%, 08/15/06	3,000	3,189
Alabama Power Co.,
Series G
5.38%, 10/01/08	6,000	6,271
Albertson’s, Inc., MTN,
Series C
6.63%, 06/01/28	3,000	3,210
Alcoa, Inc.
6.50%, 06/01/11	12,000	13,418
Allstate Corp.
7.88%, 05/01/05	5,000	5,060
7.20%, 12/01/09	10,000	11,284
7.50%, 06/15/13	2,000	2,396
6.75%, 05/15/18	3,000	3,447
Alltel Corp.
6.50%, 11/01/13	5,000	5,595
7.00%, 03/15/16	11,000	12,823
American General
Finance
5.88%, 12/15/05	30,000	30,663
American General
Finance, MTN,
Series H
5.38%, 10/01/12	$3,000	$3,133
Anadarko Petroleum
Corp.
5.38%, 03/01/07	3,000	3,103
Archer-Daniels-Midland
8.88%, 04/15/11	5,000	6,203
Asian Development
Bank
2.38%, 03/15/06	3,000	2,977
6.75%, 06/11/07	4,000	4,288
Asian Development
Bank, MTN
4.88%, 02/05/07	7,000	7,192
Associates Corp.
6.88%, 11/15/08	5,000	5,499
AT&T Wireless
Services, Inc.
7.50%, 05/01/07	10,000	10,793
Bank of America Corp.
6.75%, 09/15/05	10,000	10,213
4.75%, 10/15/06	10,000	10,209
6.63%, 10/15/07	10,000	10,699
6.38%, 02/15/08	10,000	10,705
7.40%, 01/15/11	10,000	11,584
7.25%, 10/15/25	10,000	12,132
Bank One Corp.
6.88%, 08/01/06	5,000	5,248
7.60%, 05/01/07	8,000	8,648
7.13%, 05/15/07	8,000	8,576
7.63%, 10/15/26	4,000	5,035
8.00%, 04/29/27	4,000	5,224
Bear Stearns Co., Inc.
2.88%, 07/02/08	8,000	7,716
BellSouth Corp.
6.88%, 10/15/31	21,000	24,237
BellSouth
Telecommunications
6.38%, 06/01/28	5,000	5,406
Best Foods, MTN,
Series F
6.63%, 04/15/28	5,000	5,856

21

TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	PRINCIPAL AMOUNT	MARKET VALUE

BP Co. North America
6.50%, 08/01/07	$4,000	$4,263
Bristol-Myers Squibb
4.75%, 10/01/06	9,000	9,157
6.80%, 11/15/26	6,000	7,102
Chase Manhattan
Corp.
7.88%, 06/15/10	65,000	75,969
ChevronTexaco Corp.
5.70%, 12/01/08	5,000	5,068
5.50%, 01/15/09	5,000	5,269
8.63%, 04/01/32	5,000	7,582
Citicorp
6.38%, 01/15/06	4,000	4,103
7.25%, 09/01/08	4,000	4,468
Citicorp, MTN,
Series C
7.00%, 07/01/07	8,000	8,583
Citigroup, Inc.
6.75%, 12/01/05	12,000	12,342
5.50%, 08/09/06	12,000	12,358
6.00%, 02/21/12	13,000	14,227
5.00%, 09/15/14	14,000	14,214
Coca-Cola Enterprises
8.50%, 02/01/12	15,000	18,525
7.13%, 08/01/17	15,000	17,873
6.75%, 01/15/38	8,000	9,640
Compaq Computer
7.65%, 08/01/05	5,000	5,112
Con Edison Co. of
New York, Series B
7.50%, 09/01/10	5,000	5,773
ConocoPhillips
6.38%, 03/30/09	25,000	27,222
Consolidated Natural
Gas, Series C
6.25%, 11/01/11	15,000	16,526
Countrywide Home
Loan, MTN, Series H
6.25%, 04/15/09	15,000	16,166
DaimlerChrysler
Holdings NA
6.40%, 05/15/06	6,000	6,215
7.20%, 09/01/09	6,000	6,647
Deere & Co.
7.85%, 05/15/10	$15,000	$17,517
E.I. Du Pont de
Nemours & Co.
8.25%, 09/15/06	5,000	5,360
5.88%, 05/11/09	65,000	69,442
European Investment
Bank
5.63%, 01/24/06	5,000	5,122
2.38%, 03/15/06	7,000	6,930
4.88%, 09/06/06	16,000	16,357
3.38%, 03/16/09	7,000	6,913
First Union National
Bank
7.88%, 02/15/10	4,000	4,646
FleetBoston Financial
Corp.
6.50%, 03/15/08	15,000	16,107
Florida Power & Light
4.85%, 02/01/13	5,000	5,129
Ford Motor Credit Co.
6.88%, 02/01/06	64,000	65,637
General Electric
Capital Corp., MTN,
Series A
6.80%, 11/01/05	9,000	9,243
5.00%, 02/15/07	80,000	82,068
7.38%, 01/19/10	9,000	10,259
Goldman Sachs
Group, Inc.
6.88%, 01/15/11	7,000	7,882
6.60%, 01/15/12	7,000	7,815
GTE South, Inc.
6.13%, 06/15/07	15,000	15,643
Honeywell International
6.63%, 06/15/28	5,000	5,911
Household Finance
Corp.
8.00%, 05/09/05	14,000	14,193
6.50%, 01/24/06	12,000	12,360
5.75%, 01/30/07	24,000	24,932
5.88%, 02/01/09	9,000	9,573
6.38%, 10/15/11	11,000	12,133
7.00%, 05/15/12	9,000	10,301
4.75%, 07/15/13	9,000	8,978

22

TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	PRINCIPAL AMOUNT	MARKET VALUE

IBM Corp.
6.50%, 01/15/28	$11,000	$12,805
7.00%, 10/30/45	10,000	12,584
Indiana Michigan
Power, Series C
6.13%, 12/15/06	3,000	3,123
Inter-American
Development Bank
5.38%, 01/18/06	5,000	5,103
7.38%, 01/15/10	6,000	6,915
4.38%, 09/20/12	5,000	5,059
Inter-American
Development Bank,
MTN
3.38%, 03/17/08	5,000	4,972
International Bank
for Reconstruction
& Development
5.00%, 03/28/06	19,000	19,384
Key Bank NA
7.00%, 02/01/11	2,000	2,245
KFW International
Finance
4.75%, 01/24/07	11,000	11,251
Lehman Brothers
Holdings
6.25%, 05/15/06	11,000	11,394
Mellon Bank NA
6.50%, 08/01/05	5,000	5,076
Merrill Lynch & Co.
6.88%, 11/15/18	65,000	75,887
Morgan Stanley
6.10%, 04/15/06	8,000	8,251
6.75%, 04/15/11	8,000	8,984
National Rural Utilities
6.13%, 05/15/05	20,000	20,184
National Westminster
Bank
7.38%, 10/01/09	4,000	4,531
Pacific Bell
6.25%, 03/01/05	5,000	5,014
Praxair, Inc.
6.50%, 03/01/08	5,000	5,373
6.38%, 04/01/12	4,000	4,477
Southwestern Bell
Telephone
6.63%, 07/15/07	$15,000	$15,910
SunTrust Bank
5.45%, 12/01/17	5,000	5,175
Target Corp.
5.40%, 10/01/08	10,000	10,525
5.88%, 11/01/08	1,000	1,068
Toyota Motor
Credit Corp.
4.35%, 12/15/10	5,000	5,062
Transocean, Inc.
6.95%, 04/15/08	4,000	4,351
Turner Broadcasting
System, Inc.
8.38%, 07/01/13	8,000	9,863
Unilever Capital Corp.
6.88%, 11/01/05	8,000	8,214
United Technologies
Corp.
7.50%, 09/15/29	5,000	6,527
Vastar Resources, Inc.
6.50%, 04/01/09	4,000	4,383
Verizon
Communications, Inc.
6.94%, 04/15/28	15,000	17,166
Verizon New England,
Inc.
6.50%, 09/15/11	20,000	22,021
Viacom, Inc.
7.88%, 07/30/30	15,000	19,189
Virginia Electric &
Power, Series D
7.63%, 07/01/07	6,000	6,503
Wachovia Corp.
6.63%, 07/15/05	8,000	8,128
7.05%, 08/01/05	8,000	8,150
4.95%, 11/01/06	12,000	12,280
6.40%, 04/01/08	5,000	5,405
6.25%, 08/04/08	4,000	4,296
6.38%, 01/15/09	2,000	2,155
Wal-Mart Stores, Inc.
4.15%, 06/15/05	8,000	8,039
5.88%, 10/15/05	2,000	2,040

23

TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	PRINCIPAL AMOUNT	MARKET VALUE

4.38%, 07/12/07	$1,000	$1,019
7.25%, 06/01/13	9,000	10,728
Wells Fargo & Co.
5.00%, 11/15/14	5,000	5,098

Total Corporate Bonds
(Cost $1,441,237)-8.1%		1,487,937

Foreign Bonds

Canada-0.8%
BP Canada Energy Co.
6.75%, 02/15/05	4,000	4,006
British Columbia
4.63%, 10/03/06	4,000	4,077
5.38%, 10/29/08	4,000	4,214
Canadian Government
5.25%, 11/05/08	12,000	12,635
Hydro-Quebec
8.00%, 02/01/13	11,000	13,624
Manitoba
2.75%, 01/17/06	4,000	3,990
5.50%, 10/01/08	4,000	4,217
7.50%, 02/22/10	4,000	4,596
New Brunswick
3.50%, 10/23/07	4,000	3,982
Newfoundland
8.65%, 10/22/22	4,000	5,679
7.32%, 10/13/23	4,000	5,085
Nova Scotia
5.75%, 02/27/12	4,000	4,357
Ontario
4.20%, 06/30/05	4,000	4,021
7.00%, 08/04/05	4,000	4,083
2.63%, 12/15/05	4,000	3,978
6.00%, 02/21/06	4,000	4,109
3.50%, 09/17/07	4,000	3,979
3.13%, 05/02/08	4,000	3,924
5.50%, 10/01/08	4,000	4,224
3.75%, 12/15/09	4,000	3,948
5.13%, 07/17/12	4,000	4,239
Province of
Saskatchewan
7.13%, 03/15/08	$4,000	$4,364
Quebec
5.50%, 04/11/06	4,000	4,110
7.00%, 01/30/07	4,000	4,257
5.75%, 02/15/09	4,000	4,268
5.00%, 07/17/09	4,000	4,162
6.13%, 01/22/11	4,000	4,393
7.50%, 07/15/23	4,000	5,225
7.13%, 02/09/24	4,000	5,042
7.50%, 09/15/29	4,000	5,350

		148,138

Finland-0.0%
Republic of Finland
5.88%, 02/27/06	3,000	3,086

Italy-0.3%
Republic of Italy
4.38%, 10/25/06	24,000	24,355
2.75%, 12/15/06	12,000	11,861
6.00%, 02/22/11	6,000	6,634
5.63%, 06/15/12	8,000	8,666

		51,516

Netherlands-0.1%
Deutsche Telekom
International Finance
8.50%, 06/15/10	13,000	15,429

United Kingdom-0.1%
Amvescap, Inc.
5.90%, 01/15/07	3,000	3,124
Vodafone Group
6.65%, 05/01/08	10,000	10,808
7.88%, 02/15/30	10,000	13,243

		27,175

Total Foreign Bonds
(Cost $241,075)-1.3%		245,344

24

TD WATERHOUSE TRUST
Bond Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Exchange Traded Funds
iShares Goldman Sachs
Corp. Bond Fund	6,640	$749,656
iShares Lehman
Brothers Aggregate
Bond Fund	7,200	740,880

Exchange Traded Funds
(Cost $1,457,005)-8.2%		1,490,536

Total Investments
(Cost $17,833,618)-98.9%		18,067,058

Other Assets and Liabilities,
Net-1.1%		196,705

Net Assets-100.0%		$18,263,763

Description of Abbreviations: MTN Medium Term Note

Please see accompanying notes to financial statements.

25

TD WATERHOUSE TRUST
Dow 30 Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Common Stock

3M Co.	119,336	$10,067,185
Alcoa, Inc.	119,336	3,521,605
Altria Group, Inc.	119,336	7,617,217
American Express Co.	119,336	6,366,576
American
International
Group, Inc.	119,336	7,910,783
Boeing Co.	119,336	6,038,402
Caterpillar, Inc.	119,336	10,632,838
Citigroup, Inc.	119,336	5,853,431
Coca-Cola Co.	119,336	4,951,251
E.I. Du Pont de
Nemours & Co.	119,336	5,675,620
ExxonMobil Corp.	119,336	6,157,738
General Electric Co.	119,336	4,311,610
General Motors Corp.	119,336	4,392,758
Hewlett-Packard Co.	119,336	2,337,792
Home Depot, Inc.	119,336	4,923,803
Honeywell
International, Inc.	119,336	4,293,709
Intel Corp.	119,336	2,679,093
International
Business
Machines Corp.	119,336	11,148,369
Johnson & Johnson	119,336	7,721,039
JPMorganChase & Co.	119,336	4,454,813
McDonald’s Corp.	119,336	3,865,293
Merck & Co., Inc.	119,336	3,347,375
Microsoft Corp.	119,336	3,136,150
Pfizer, Inc.	119,336	2,883,158
Procter & Gamble Co.	119,336	6,352,255
SBC Communications,
Inc	119,336	2,835,423
United Technologies
Corp	119,336	12,014,749

	NUMBER OF SHARES/ PRINCIPAL AMOUNT	MARKET VALUE

Verizon
Communications,
Inc	119,336	$4,247,168
Wal-Mart Stores, Inc.	119,336	6,253,206
Walt Disney Co.	119,336	3,416,590

Total Common Stock
(Cost $162,485,363)-98.5%		169,406,999

Other (Cost $1,575,111)-0.9%
Diamonds Trust,
Series 1	15,280	1,601,191

U.S. Government Obligations
(Cost $199,477)-0.1%
U.S. Treasury Bills,
mature 03/17/05,
yield at time of
purchase 2.15%*	$200,000	199,471

Total Investments
(Cost $164,259,951)-99.5%		171,207,661

Other Assets and Liabilities,
Net-0.5%		794,255

Net Assets-100.0%		$172,001,916

* Security pledged as collateral on open futures contracts.

Please see accompanying notes to financial statements.

26

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Common Stock

Aerospace & Defense-1.7%
Boeing Co.	10,637	$538,232
General Dynamics Corp.	2,499	258,022
Goodrich Corp.	1,296	44,453
Lockheed Martin Corp.	5,490	317,377
Northrop Grumman
Corp	4,665	242,020
Raytheon Co.	5,659	211,646
Rockwell Collins, Inc.	2,330	99,957
United Technologies
Corp	6,475	651,903

		2,363,610

Agriculture-0.1%
Monsanto Co.	3,256	176,247

Air Transportation-0.7%
Delta Air Lines, Inc. (A)	2,420	13,044
FedEx Corp.	3,868	369,974
Honeywell
International, Inc.	11,040	397,219
Southwest Airlines Co.	9,611	139,168
Textron, Inc.	1,693	121,862

		1,041,267

Apparel/Textiles-0.3%
Cintas Corp.	2,009	87,391
Coach, Inc. (A)	2,295	128,750
Jones Apparel Group,
Inc	1,647	55,389
Liz Claiborne, Inc.	1,316	55,193
VF Corp.	1,280	68,032

		394,755

Automotive-0.8%
Cooper Tire & Rubber	868	18,758
Dana Corp.	2,093	33,216
Delphi Corp.	6,559	49,783
Ford Motor Co.	22,644	298,221
General Motors Corp.	7,081	260,652
Genuine Parts Co.	2,292	97,020

Goodyear Tire &
Rubber Co. (A)	2,080	$32,115
ITT Industries, Inc.	1,076	91,772
Navistar International
Corp. (A)	769	29,929
Paccar, Inc.	2,310	163,225
Rockwell International
Corp	2,156	122,137
Visteon Corp.	1,507	11,182

		1,208,010

Banks-8.1%
Amsouth Bancorp	5,002	124,750
Bank of America Corp.	51,174	2,372,938
Bank of New York
Co., Inc.	9,898	294,070
BB&T Corp.	6,922	273,211
Comerica, Inc.	2,029	117,398
Compass
Bancshares, Inc.	1,800	84,294
Fifth Third Bancorp	6,948	322,874
First Horizon
National Corp.	1,584	67,431
Golden West
Financial Corp.	3,812	246,331
Huntington
Bancshares, Inc.	2,550	58,574
JPMorganChase & Co.	45,135	1,684,890
Keycorp	5,129	171,411
M&T Bank Corp.	1,562	159,886
Marshall & Ilsley Corp.	2,608	111,649
Mellon Financial Corp.	5,569	163,450
National City Corp.	8,584	305,161
North Fork
Bancorporation, Inc.	5,704	163,705
Northern Trust Corp.	2,949	128,694
PNC Financial Services
Group, Inc.	3,443	185,474
Regions Financial Corp.	5,634	180,288
Sovereign Bancorp, Inc.	4,279	97,305
State Street Corp.	4,137	185,379
SunTrust Banks, Inc.	4,698	338,350
Synovus Financial Corp.	3,772	102,334
US Bancorp	23,656	710,863
Wachovia Corp.	20,317	1,114,387

27

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Washington
Mutual, Inc.	11,115	$448,490
Wells Fargo & Co.	21,435	1,313,966
Zions Bancorp	1,000	67,820

		11,595,373

Beauty Products-2.4%
Alberto-Culver Co., Cl. B	1,145	62,116
Avon Products, Inc.	5,765	243,398
Colgate-Palmolive Co.	6,612	347,395
Gillette Co.	12,684	643,332
International Flavors &
Fragrances, Inc.	1,224	51,677
Kimberly-Clark Corp.	6,060	396,991
Procter & Gamble Co.	32,138	1,710,706

		3,455,615

Broadcasting, Newspapers
& Advertising-1.1%
Clear Channel
Communications, Inc.	7,143	231,647
Comcast Corp., Cl. A (A)	28,125	905,344
Interpublic Group
Cos., Inc. (A)	4,745	61,922
Omnicom Group	2,482	210,697
Univision
Communications,
Inc., Cl. A (A)	4,063	110,961

		1,520,571

Building & Construction-0.5%
American
Standard Cos. (A)	2,536	101,541
Centex Corp.	1,456	89,267
Fluor Corp.	1,135	60,768
KB Home	628	68,232
Masco Corp.	5,699	209,723
Pulte Homes, Inc.	1,658	109,561
Vulcan Materials Co.	1,316	74,328

		713,420

Chemicals-1.5%
Air Products &
Chemicals, Inc.	3,120	183,799
Ashland, Inc.	867	53,216
Cooper Industries
Ltd., Cl. A	1,068	$74,226
Dow Chemical Co.	11,947	593,766
E.I. Du Pont de
Nemours & Co.	12,583	598,447
Eastman Chemical Co.	987	53,446
Engelhard Corp.	1,312	39,426
Great Lakes
Chemical Corp.	620	16,399
Hercules, Inc. (A)	1,283	18,616
PPG Industries, Inc.	2,295	157,850
Praxair, Inc.	4,259	183,776
Rohm & Haas Co.	2,637	116,661
Sigma-Aldrich Corp.	856	53,800

		2,143,428

Computers & Services-6.4%
3M Co.	9,864	832,127
Affiliated Computer
Services, Inc., Cl. A (A)	1,653	89,576
Apple Computer, Inc. (A)	5,094	391,729
Autodesk, Inc.	3,158	92,750
Cisco Systems, Inc. (A)	83,465	1,505,709
Computer
Sciences Corp. (A)	2,566	132,200
Dell, Inc. (A)	31,475	1,314,396
eBay, Inc. (A)	8,399	684,518
Electronic Data
Systems Corp.	6,883	147,434
EMC Corp. (A)	31,268	409,611
Gateway, Inc. (A)	4,088	19,336
Hewlett-Packard Co.	38,261	749,533
International Business
Machines Corp.	21,091	1,970,321
International Game
Technology	4,240	132,712
Lexmark
International, Inc. (A)	1,742	145,196
Monster
Worldwide, Inc. (A)	1,446	45,245
NCR Corp. (A)	2,422	82,784
Sun
Microsystems, Inc. (A)	43,682	190,454
Sungard Data
Systems, Inc. (A)	3,389	91,130

28

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Symbol
Technologies, Inc.	2,918	$53,399
Unisys Corp. (A)	4,083	32,052

		9,112,212

Containers & Packaging-0.2%
Ball Corp.	1,370	58,526
Bemis Co.	1,154	33,466
Newell Rubbermaid, Inc.	3,247	69,875
Pactiv Corp. (A)	1,869	41,511
Sealed Air Corp. (A)	1,047	53,711

		257,089

Data Processing-0.6%
Automatic Data
Processing	7,501	326,144
First Data Corp.	10,635	433,270
Fiserv, Inc. (A)	2,392	91,494
IMS Health, Inc.	2,853	66,703

		917,611

Diversified Manufacturing-1.0%
Danaher Corp.	3,817	209,477
Illinois Tool Works, Inc.	3,648	317,303
Tyco International Ltd.	25,486	921,064

		1,447,844

Electrical Services-6.5%
AES Corp. (A)	8,060	113,243
Allegheny Energy, Inc. (A)	1,480	28,623
Ameren Corp.	2,355	118,033
American Electric
Power Co., Inc.	5,411	190,738
Calpine Corp. (A)	7,028	23,403
Centerpoint Energy, Inc.	3,483	39,184
Cinergy Corp.	2,360	95,084
Citizens
Communications Co.	4,043	54,540
CMS Energy Corp. (A)	1,900	20,007
Consolidated
Edison, Inc.	2,998	131,522
Constellation Energy
Group, Inc.	2,172	108,600
Dominion
Resources, Inc.	4,055	281,336
DTE Energy Co.	2,165	$94,849
Duke Energy Corp.	12,218	327,320
Edison International	3,833	124,457
Emerson Electric Co.	5,336	358,793
Entergy Corp.	2,767	192,362
Exelon Corp.	8,394	371,434
FirstEnergy Corp.	4,375	173,950
FPL Group, Inc.	2,526	193,593
General Electric Co.	133,943	4,839,361
NiSource, Inc.	3,213	73,578
PG&E Corp. (A)	5,497	192,395
Pinnacle West
Capital Corp.	1,129	47,079
PPL Corp.	2,303	124,362
Progress Energy, Inc.	3,009	133,148
Public Service
Enterprise Group, Inc.	3,128	165,002
Southern Co.	9,105	307,476
Teco Energy, Inc.	3,419	54,738
TXU Corp.	3,121	215,973
XCEL Energy, Inc.	5,789	105,302

		9,299,485

Electronic & Other
Electrical Equipment-0.5%
Adobe Systems, Inc.	2,957	168,253
American Power
Conversion	2,472	52,580
Eaton Corp.	2,024	137,612
Jabil Circuit, Inc. (A)	2,220	52,325
L-3 Communications
Holdings, Inc.	1,569	112,042
Molex, Inc.	2,244	64,448
Sanmina Corp. (A)	6,570	40,603
Solectron Corp. (A)	10,554	52,453
Tektronix, Inc.	1,057	30,463

		710,779

Entertainment-2.0%
Carnival Corp.	8,080	465,408
News Corp., Cl. A	35,800	608,600
Time Warner, Inc. (A)	58,031	1,044,558
Walt Disney Co.	25,887	741,145

		2,859,711

29

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Environmental Services-0.3%
Allied Waste
Industries, Inc. (A)	4,122	$34,254
Ecolab, Inc.	3,175	106,839
Waste Management, Inc.	7,510	217,790

		358,883

Financial Services-7.3%
American Express Co.	15,903	848,425
Bear Stearns Cos., Inc.	1,225	123,798
Capital One
Financial Corp.	3,112	243,607
Charles Schwab Corp.	17,753	199,544
CIT Group, Inc.	3,550	143,313
Citigroup, Inc.	65,751	3,225,087
Countrywide
Financial Corp.	7,628	282,236
E*Trade
Financial Corp. (A)	4,551	62,576
Equifax, Inc.	1,850	52,355
Fannie Mae	12,263	791,945
Federated Investors,
Inc., Cl. B	1,251	36,754
Franklin Resources, Inc.	3,105	210,705
Freddie Mac	8,736	570,373
Goldman Sachs
Group, Inc.	6,134	661,552
Janus Capital
Group, Inc.	3,118	46,240
Lehman Brothers
Holdings, Inc.	3,462	315,700
MBNA Corp.	16,505	438,703
Merrill Lynch
& Co., Inc.	11,854	712,070
Moody’s Corp.	1,988	166,555
Morgan Stanley	13,868	776,053
Providian
Financial Corp. (A)	4,009	66,870
SLM Corp.	5,261	264,050
T. Rowe Price
Group, Inc.	1,663	99,531

		10,338,042

Food, Beverage & Tobacco-5.2%
Altria Group, Inc.	26,005	$1,659,899
Anheuser-Busch
Cos., Inc.	10,162	499,767
Archer-Daniels-Midland
Co	7,993	193,431
Brown-Forman
Corp., Cl. B	1,350	65,110
Campbell Soup Co.	4,950	145,134
Coca-Cola Co.	30,653	1,271,793
Coca-Cola
Enterprises, Inc.	6,409	140,678
Conagra Foods, Inc.	6,727	198,447
Coors, Cl. B	527	39,314
Fortune Brands, Inc.	1,845	154,943
General Mills, Inc.	4,635	245,609
Hershey Foods Corp.	3,052	178,511
HJ Heinz Co.	4,261	161,108
Kellogg Co.	5,137	229,316
McCormick & Co., Inc.	1,605	59,658
Pepsi Bottling
Group, Inc.	3,283	89,790
PepsiCo, Inc.	21,341	1,146,012
Reynolds American, Inc.	1,799	144,676
Sara Lee Corp.	9,958	233,814
Supervalu, Inc.	1,740	55,001
Sysco Corp.	7,990	279,410
UST, Inc.	1,929	97,723
Wm Wrigley, Jr. Co.	2,715	191,109

		7,480,253

Footwear-0.2%
Nike, Inc., Cl. B	3,300	285,879
Reebok
International Ltd.	889	39,587

		325,466

Gas/Natural Gas-0.4%
Dynegy, Inc., Cl. A (A)	4,451	19,807
El Paso Energy Corp.	9,447	102,689
KeySpan Corp.	1,846	72,862
Kinder Morgan, Inc.	1,522	114,211
Nicor, Inc.	538	19,863
Peoples Energy Corp.	459	19,659

30

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Sempra Energy	2,959	$110,134
Williams Cos., Inc.	6,772	113,837

		573,062

Hotel & Motel-0.4%
Harrah’s
Entertainment, Inc.	1,559	98,591
Hilton Hotels Corp.	4,790	106,577
Marriott International,
Inc., Cl. A	2,883	182,148
Starwood Hotels &
Resorts Worldwide, Inc.	2,538	146,925

		534,241

Household Products-0.3%
Clorox Co.	2,689	159,780
Leggett & Platt, Inc.	2,150	61,275
Maytag Corp.	1,010	15,867
Sherwin-Williams Co.	1,650	71,280
Whirlpool Corp.	899	61,366

		369,568

Insurance-5.5%
ACE Ltd.	3,793	164,616
Aetna, Inc.	1,810	229,960
Aflac, Inc.	6,511	257,250
Allstate Corp.	8,551	431,312
AMBAC Financial
Group, Inc.	1,257	96,638
American International
Group, Inc.	32,999	2,187,504
AON Corp.	3,717	84,525
Chubb Corp.	2,414	179,795
Cigna Corp.	1,716	137,709
Cincinnati Financial Corp.	1,984	87,534
Hartford Financial
Services Group, Inc.	3,653	245,810
Jefferson-Pilot Corp.	1,620	80,838
Lincoln National Corp.	2,175	100,354
Loews Corp.	2,228	151,504
Marsh & McLennan
Cos., Inc.	6,784	220,480
MBIA, Inc.	1,822	108,846
Metlife, Inc.	9,640	383,190
MGIC Investment Corp.	1,151	$73,549
Principal Financial Group	3,721	150,998
Progressive Corp.	2,587	216,403
Prudential
Financial, Inc.	6,605	356,076
Safeco Corp.	1,550	71,765
St. Paul Cos	8,697	326,485
Torchmark Corp.	1,323	72,236
UnitedHealth
Group, Inc.	8,338	741,248
UnumProvident
Group, Inc.	3,715	63,787
WellPoint, Inc. (A)	3,780	459,270
XL Capital Ltd., Cl. A	1,686	126,079

		7,805,761

Leisure Products-0.1%
Brunswick Corp.	1,113	51,332
Hasbro, Inc.	2,072	40,611
Mattel, Inc.	4,960	96,472

		188,415

Machinery & Manufacturing
Operations-0.9%
Black & Decker Corp.	970	79,928
Caterpillar, Inc.	4,406	392,575
Cummins, Inc.	588	45,670
Deere & Co.	3,199	222,106
Dover Corp.	2,479	94,946
Ingersoll-Rand
Co., Cl. A	2,272	168,991
Pall Corp.	1,749	47,101
Parker Hannifin Corp.	1,480	96,437
Snap-On, Inc.	850	28,143
Stanley Works	930	44,231
WW Grainger, Inc.	1,070	65,495

		1,285,623

Measuring Devices-0.3%
Agilent
Technologies, Inc. (A)	6,051	133,787
Applied Biosystems
Group-Applera Corp.	2,633	52,792
Fisher Scientific
International (A)	1,472	92,957

31

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

PerkinElmer, Inc.	1,624	$37,336
Thermo Electron Corp. (A)	1,991	59,610
Waters Corp. (A)	1,536	75,387

		451,869

Medical Products & Services-5.1%
Amgen, Inc. (A)	16,092	1,001,566
Bausch & Lomb, Inc.	649	47,306
Baxter International,
Inc	7,950	268,392
Becton Dickinson & Co.	3,111	176,238
Biomet, Inc.	3,114	132,283
Boston Scientific
Corp. (A)	10,829	358,007
Caremark Rx, Inc. (A)	5,815	227,366
CR Bard, Inc.	1,278	86,648
Express Scripts,
Inc. (A)	870	64,545
Guidant Corp.	4,038	292,715
HCA, Inc.	5,699	253,719
Health Management
Associates, Inc., Cl. A	2,669	58,932
Hospira, Inc. (A)	2,118	61,189
Humana, Inc. (A)	1,748	59,904
Johnson & Johnson	37,600	2,432,720
Laboratory Corp. of
America Holdings (A)	1,700	81,345
Manor Care, Inc.	1,128	38,972
Medco Health
Solutions, Inc. (A)	3,671	156,274
Medtronic, Inc.	15,314	803,832
St. Jude Medical, Inc. (A)	4,629	181,827
Stryker Corp.	5,025	246,929
Tenet Healthcare Corp. (A)	5,505	54,665
Zimmer Holdings, Inc. (A)	3,042	239,862

		7,325,236

Metal & Mining Industries-0.7%
Alcoa, Inc.	10,798	318,649
Allegheny
Technologies, Inc.	1,073	25,752
Freeport-McMoran
Copper & Gold,
Inc., Cl. B	2,159	79,473
Newmont Mining Corp.	5,743	$238,851
Nucor Corp.	2,072	116,364
Phelps Dodge Corp.	1,296	124,805
United States
Steel Corp.	1,343	69,567

		973,461

Misc. Business Services-0.5%
Cendant Corp.	13,755	323,930
Convergys Corp. (A)	2,142	30,609
H&R Block, Inc.	2,031	98,118
Paychex, Inc.	5,034	153,487
Robert Half
International, Inc.	2,101	63,744

		669,888

Motorcycles-0.2%
Harley-Davidson, Inc.	3,598	216,276

Office Supplies & Equipment-0.3%
Avery Dennison Corp.	1,307	78,538
Pitney Bowes, Inc.	3,135	140,260
Xerox Corp. (A)	12,082	191,862

		410,660

Paper & Paper Products-0.5%
Georgia-Pacific Corp.	3,497	112,254
International Paper Co.	6,314	247,193
Louisiana-Pacific Corp.	1,250	32,000
MeadWestvaco Corp.	2,956	85,399
Temple-Inland, Inc.	597	37,969
Weyerhaeuser Co.	2,922	182,333

		697,148

Petroleum & Fuel Products-7.0%
Amerada Hess Corp.	1,279	110,825
Anadarko Petroleum
Corp	3,018	199,822
Apache Corp.	3,942	214,524
Baker Hughes, Inc.	4,069	176,188
BJ Services Co.	2,094	100,617
Burlington
Resources, Inc.	5,130	224,232
ChevronTexaco Corp.	26,842	1,460,205

32

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

ConocoPhillips	8,745	$811,448
Devon Energy Corp.	5,994	243,776
EOG Resources, Inc.	1,501	111,449
ExxonMobil Corp.	81,735	4,217,526
Halliburton Co.	5,566	228,929
Kerr-McGee Corp.	1,756	108,433
Marathon Oil Corp.	4,585	177,577
Nabors Industries Ltd. (A)	1,700	85,680
Noble Corp. (A)	1,580	84,293
Occidental Petroleum
Corp	5,015	292,776
Rowan Cos., Inc. (A)	1,335	37,594
Schlumberger Ltd.	7,503	510,504
Sunoco, Inc.	919	80,403
Transocean, Inc. (A)	4,232	186,208
Unocal Corp.	3,207	152,557
Valero Energy Corp.	3,457	179,868

		9,995,434

Pharmaceuticals-5.7%
Abbott Laboratories	19,731	888,290
Allergan, Inc.	1,778	135,039
AmerisourceBergen
Corp	1,296	75,531
Biogen Idec, Inc. (A)	4,332	281,407
Bristol-Myers Squibb Co.	24,650	577,796
Cardinal Health, Inc.	5,495	309,478
Chiron Corp. (A)	2,519	82,749
Eli Lilly & Co.	14,337	777,639
Forest Laboratories,
Inc. (A)	4,862	201,919
Genzyme Corp. (A)	3,140	182,779
Gilead Sciences, Inc. (A)	5,249	173,742
King Pharmaceuticals,
Inc. (A)	3,501	36,795
McKesson Corp.	3,645	125,716
Medimmune, Inc. (A)	2,851	67,440
Merck & Co., Inc.	28,096	788,093
Mylan Laboratories	3,405	56,625
Pfizer, Inc.	95,414	2,305,202
Schering-Plough Corp.	19,121	354,886
Watson
Pharmaceuticals,
Inc. (A)	1,389	41,434
Wyeth	16,904	$669,906

		8,132,466

Photographic Equipment &
Supplies-0.1%
Eastman Kodak Co.	3,690	122,102

Printing & Publishing-0.7%
Dow Jones & Co., Inc.	1,063	40,522
Gannett Co., Inc.	3,246	259,810
Knight-Ridder, Inc.	913	59,445
McGraw-Hill Cos., Inc.	2,477	224,169
Meredith Corp.	662	31,796
New York Times Co.,
Cl. A	1,723	66,990
RR Donnelley
& Sons Co.	2,671	89,345
Tribune Co.	4,337	173,393

		945,470

Professional Services-0.1%
Apollo Group, Inc.,
Cl. A (A)	2,395	187,265

Railroads-0.5%
Burlington Northern
Santa Fe Corp.	4,687	225,820
CSX Corp.	2,818	112,635
Norfolk Southern Corp.	5,164	180,327
Union Pacific Corp.	3,409	203,176

		721,958

Real Estate Investment Trusts-0.5%
Apartment Investment
& Management Co.,
Cl. A	1,219	43,762
Archstone-Smith Trust	2,735	93,810
Equity Office Properties
Trust	5,419	151,624
Equity Residential
Properties Trust	3,390	106,921
Plum Creek Timber
Co., Inc.	2,264	80,870

33

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Prologis	2,107	$80,361
Simon Property
Group, Inc.	2,696	159,873

		717,221

Retail-6.9%
Albertson’s, Inc.	4,615	105,591
Autonation, Inc. (A)	3,251	61,899
Autozone, Inc. (A)	950	84,788
Bed Bath & Beyond,
Inc. (A)	3,665	147,663
Best Buy Co., Inc.	4,219	226,940
Big Lots, Inc. (A)	1,414	15,922
Circuit City Stores	2,310	33,079
CVS Corp.	4,869	225,678
Darden Restaurants, Inc.	2,055	60,746
Dillard’s, Inc., Cl. A	988	25,925
Dollar General Corp.	3,989	80,618
Family Dollar Stores	2,052	68,639
Federated Department
Stores	2,248	127,686
Gap, Inc.	10,824	238,236
Home Depot, Inc.	27,822	1,147,936
JC Penney Co.	3,666	156,612
Kohls Corp. (A)	4,322	203,177
Kroger Co. (A)	9,466	161,869
Limited Brands	5,910	140,067
Lowe’s Cos., Inc.	9,858	561,807
May Department
Stores Co.	3,416	115,802
McDonald’s Corp.	15,938	516,232
Nordstrom, Inc.	1,787	86,223
Office Depot, Inc. (A)	3,632	62,797
OfficeMax, Inc.	1,050	30,986
RadioShack Corp.	1,866	61,802
Safeway, Inc. (A)	5,537	104,372
Sears, Roebuck & Co.	2,469	124,067
Staples, Inc.	6,066	198,601
Starbucks Corp. (A)	5,172	279,288
Target Corp.	11,427	580,149
Tiffany & Co.	1,898	59,654
TJX Cos., Inc.	6,475	162,134
Toys “R” Us, Inc. (A)	2,981	63,942
Wal-Mart Stores, Inc.	53,654	2,811,470
Walgreen Co.	13,068	556,827
Wendy’s International,
Inc	1,350	$52,947
Yum! Brands, Inc.	3,543	164,218

		9,906,389

Semi-Conductors/Instruments-3.1%
Advanced Micro
Devices, Inc. (A)	5,241	82,808
Altera Corp. (A)	4,770	91,584
Analog Devices, Inc.	4,780	171,554
Applied Materials,
Inc. (A)	22,025	350,198
Applied Micro Circuits
Corp. (A)	2,929	9,695
Broadcom Corp., Cl. A (A)	4,141	131,808
Freescale
Semiconductor,
Inc., Cl. B (A)	4,939	86,284
Intel Corp.	80,109	1,798,447
JDS Uniphase Corp. (A)	16,350	34,989
Johnson Controls, Inc.	2,535	149,971
KLA-Tencor Corp. (A)	2,306	106,653
Linear Technology Corp.	3,844	145,073
LSI Logic Corp. (A)	7,322	44,737
Maxim Integrated
Products	4,134	161,267
Micron Technology,
Inc. (A)	7,513	78,210
Millipore Corp. (A)	717	31,211
National Semiconductor
Corp. (A)	4,220	71,445
Novellus Systems, Inc. (A)	1,734	45,344
Nvidia Corp. (A)	1,718	39,377
PMC-Sierra, Inc. (A)	1,922	19,758
Power-One, Inc. (A)	1,861	13,827
QLogic Corp. (A)	1,178	45,094
Teradyne, Inc. (A)	2,367	33,209
Texas Instruments, Inc.	22,029	511,293
Xilinx, Inc.	4,434	129,428

		4,383,264

Software-4.4%
BMC Software, Inc. (A)	2,720	45,778
Citrix Systems, Inc. (A)	2,176	46,675

34

TD WATERHOUSE TRUST
500 Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Computer Associates
International, Inc.	7,369	$200,363
Compuware Corp. (A)	4,626	31,919
Electronic Arts, Inc. (A)	4,002	257,489
Intuit, Inc. (A)	2,254	87,906
Mercury Interactive
Corp. (A)	1,138	49,810
Microsoft Corp.	137,737	3,619,728
Novell, Inc. (A)	5,420	31,273
Oracle Corp. (A)	64,975	894,706
Parametric Technology
Corp. (A)	3,140	17,898
Siebel Systems, Inc. (A)	5,894	51,337
Symantec Corp. (A)	7,910	184,699
Veritas Software Corp. (A)	5,082	130,709
Yahoo, Inc. (A)	17,418	613,288

		6,263,578

Telephones & Telecommunications-5.0%
ADC
Telecommunications,
Inc. (A)	9,858	25,335
Alltel Corp.	3,896	214,436
Andrew Corp. (A)	2,006	26,198
AT&T Corp.	9,757	187,237
Avaya, Inc. (A)	6,356	91,208
BellSouth Corp.	23,207	608,952
CenturyTel, Inc.	1,647	53,692
CIENA Corp. (A)	4,413	11,253
Comverse Technology,
Inc. (A)	2,415	53,975
Corning, Inc. (A)	16,990	185,871
Lucent Technologies,
Inc. (A)	56,248	183,368
Motorola, Inc.	30,843	485,469
Network Appliance,
Inc. (A)	4,508	143,535
Nextel Communications,
Inc., Cl. A (A)	14,276	409,578
Qualcomm, Inc.	20,766	773,326
Qwest Communications
International (A)	22,503	94,513
SBC Communications,
Inc	42,005	998,039
Scientific-Atlanta, Inc.	1,994	$60,438
Sprint Corp.
(FON Group)	18,636	444,096
Tellabs, Inc. (A)	4,857	34,582
Verizon
Communications, Inc.	35,081	1,248,533
Viacom, Inc., Cl. B	21,698	810,203

		7,143,837

Testing Laboratories-0.1%
Quest Diagnostics, Inc.	1,274	121,412

Travel Services-0.0%
Sabre Holdings Corp.	1,487	31,376

Trucking & Leasing-0.8%
Ryder System, Inc.	775	35,301
United Parcel Service,
Inc., Cl. B	14,200	1,060,456

		1,095,757

Wholesale-0.2%
Costco Wholesale Corp.	6,139	290,190

Total Common Stock
(Cost $127,203,173)-97.7%		139,278,598

Total Investments
(Cost $127,203,173)-97.7%		139,278,598

Other Assets and Liabilities,
Net-2.3%		3,289,250

Net Assets-100.0%		$142,567,848

(A) Non-income producing security.

Please see accompanying notes to financial statements.

35

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Common Stock

Aerospace & Defense-0.7%
Alliant Techsystems,
Inc. (A)	725	$48,270
Armor Holdings, Inc. (A)	550	24,183
BE Aerospace, Inc. (A)	1,250	13,487
Curtiss-Wright Corp.	300	15,357
DRS Technologies, Inc. (A)	550	22,330
EDO Corp.	510	16,295
ESCO Technologies,
Inc. (A)	220	15,798
Esterline Technologies
Corp. (A)	290	8,703
GenCorp, Inc.	1,110	20,624
Kaman Corp., Cl. A	1,461	17,313
Moog, Inc., Cl. A (A)	300	13,047
MTC Technologies, Inc. (A)	300	9,744
Orbital Sciences Corp. (A)	1,070	10,871
Sequa Corp., Cl. A (A)	200	11,750
Teledyne Technologies,
Inc. (A)	500	15,035
Titan Corp. (A)	680	11,424
Trimble Navigation Ltd. (A)	466	16,571
Triumph Group, Inc. (A)	250	8,863
United Defense
Industries, Inc. (A)	1,300	62,309

		361,974

Agriculture-0.4%
Bunge Ltd.	1,602	90,577
Delta & Pine Land Co.	800	23,552
Mosaic Co. (A)	5,484	90,486

		204,615

Air Transportation-0.3%
Airtran Holdings, Inc. (A)	630	5,380
Alaska Air Group, Inc. (A)	350	10,426
America West Holdings
Corp., Cl. B (A)	700	3,507
AMR Corp.-Delaware (A)	2,610	22,446
Continental Airlines,
Inc., Cl. B (A)	840	8,753
EGL, Inc. (A)	1,330	40,206
ExpressJet Holdings,
Inc. (A)	960	$10,589
Frontier Airlines, Inc. (A)	750	6,360
JetBlue Airways Corp. (A)	1,000	19,790
Mesa Air Group, Inc. (A)	1,021	7,525
Northwest Airlines
Corp. (A)	800	5,912
Offshore Logistics, Inc. (A)	280	8,935
Skywest, Inc.	830	14,292

		164,121

Apparel/Textiles-0.6%
Carter’s, Inc. (A)	500	18,280
Columbia Sportswear
Co. (A)	731	40,110
Guess?, Inc. (A)	860	12,212
Gymboree Corp. (A)	620	7,985
Kellwood Co.	650	18,811
Mohawk Industries,
Inc. (A)	900	79,659
Oshkosh B’Gosh, Inc.	300	5,835
Oxford Industries, Inc.	270	10,039
Phillips-Van Heusen	400	10,884
Polo Ralph Lauren Corp.	1,400	54,530
Quiksilver, Inc. (A)	1,200	35,844
Russell Corp.	600	10,800
Skechers U.S.A.,
Inc., Cl. A (A)	600	8,790
Warnaco Group, Inc. (A)	600	12,966

		326,745

Automotive-1.0%
Aftermarket Technology
Corp. (A)	500	7,330
American Axle &
Manufacturing
Holdings, Inc.	500	13,425
Arctic Cat, Inc.	380	9,633
ArvinMeritor, Inc.	930	17,707
BorgWarner, Inc.	1,070	57,448
Clarcor, Inc.	370	20,154
Collins & Aikman
Corp. (A)	2,800	9,688
Dollar Thrifty
Automotive Group (A)	440	13,732

36

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Federal Signal Corp.	800	$13,224
Group 1 Automotive,
Inc. (A)	300	8,781
Harsco Corp.	530	28,933
Hayes Lemmerz
International, Inc. (A)	870	6,977
Keystone Automotive
Industries, Inc. (A)	250	5,500
McGrath RentCorp	200	8,592
Midas, Inc. (A)	400	8,016
Monaco Coach Corp.	450	8,329
Monro Muffler, Inc. (A)	300	7,782
Oshkosh Truck Corp.	750	55,043
Polaris Industries, Inc.	870	58,725
Sports Resorts
International, Inc. (A)	3,847	9,040
SPX Corp.	834	34,945
Standard Motor
Products, Inc.	550	7,013
Stoneridge, Inc. (A)	500	7,425
Superior Industries
International	300	7,551
Teleflex, Inc.	1,030	52,273
Tenneco Automotive,
Inc. (A)	550	8,877
TRW Automotive
Holdings Corp. (A)	2,110	41,989
United Auto Group, Inc.	420	11,873
Winnebago Industries	420	14,486

		554,491

Banks-7.2%
1st Source Corp.	510	12,225
Alabama National
Bancorp	200	12,450
Amcore Financial, Inc.	490	14,906
Anchor Bancorp
Wisconsin, Inc.	480	12,960
Arrow Financial Corp.	257	7,453
Associated Bancorp	1,621	53,542
Astoria Financial Corp.	1,114	41,931
Bancfirst Corp.	150	11,511
Bancorpsouth, Inc.	1,350	29,430
Bank Mutual Corp.	1,927	23,278
Bank of Granite Corp.	872	17,396
Bank of Hawaii Corp.	766	$36,699
Bank of the Ozarks, Inc.	300	10,107
BankAtlantic Bancorp,
Inc., Cl. A	950	18,259
Banknorth Group, Inc.	2,270	81,402
Bankunited Financial
Corp. (A)	770	22,469
Banner Corp.	754	22,303
BOK Financial Corp. (A)	801	33,730
Boston Private
Financial Holdings, Inc.	540	15,034
Brookline Bancorp, Inc.	680	10,873
Capital City Bank
Group, Inc.	290	11,319
Capitol Federal Financial	719	25,877
Cascade Bancorp	400	7,792
Cathay General Bancorp	682	24,777
Charter Financial Corp.	360	14,393
Chemical Financial Corp.	945	35,059
Chittenden Corp.	512	13,880
Citizens Banking Corp.-
Michigan	610	19,069
Citizens First
Bancorp, Inc.	703	17,533
City Bank-Lynnwood WA	250	8,812
City Holding Co.	350	11,524
City National Corp.	550	38,384
Clifton Savings
Bancorp, Inc.	600	6,738
Coastal Financial Corp.	79	1,319
CoBiz, Inc.	787	16,039
Colonial BancGroup, Inc.	1,945	39,250
Columbia Banking
Systems, Inc.	350	8,242
Commerce Bancorp, Inc.	1,100	63,294
Commerce
Bancshares, Inc.	976	46,916
Commercial Capital
Bancorp, Inc.	1,180	23,470
Commercial Federal
Corp	450	12,636
Community Bank
System, Inc.	620	14,787
Community Trust
Bancorp, Inc.	275	8,481

37

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Corus Bankshares, Inc.	500	$25,100
Cullen/Frost
Bankers, Inc.	850	39,916
CVB Financial Corp.	893	17,306
Downey Financial Corp.	350	22,330
East-West Bancorp, Inc.	700	27,258
Euronet Worldwide, Inc. (A)	350	8,417
Fidelity Bankshares, Inc.	495	13,313
Fifth Third Bancorp	542	25,187
First Bancorp-North
Carolina	375	9,712
First Bancorp-Puerto Rico	700	37,863
First Busey Corp.	375	7,875
First Charter Corp.	600	13,770
First Citizens BancShares,
Inc., Cl. A	100	14,200
First Commonwealth
Financial Corp.	1,000	14,350
First Community
Bancorp, Inc.	350	14,896
First Financial Bancorp	1,070	18,650
First Financial
Bankshares, Inc.	360	16,546
First Financial Corp.-
Indiana	250	7,912
First Financial
Holdings, Inc.	250	7,310
First Merchants Corp.	300	7,773
First Midwest
Bancorp, Inc.	1,337	46,126
First Niagara Financial
Group, Inc.	1,346	18,375
First Oak Brook
Bancshares, Inc.	250	7,420
First of Long Island Corp.	300	14,700
First Republic Bank	320	16,144
FirstFed Financial
Corp. (A)	320	17,024
FirstMerit Corp.	1,235	32,727
Flagstar Bancorp, Inc.	1,250	26,275
Flushing Financial Corp.	450	8,145
FNB Corp.	1,441	28,503
Franklin Bank Corp. (A)	450	7,947
Frontier Financial Corp.	400	15,378
Fulton Financial Corp.	2,029	44,293
Glacier Bancorp, Inc.	475	$15,138
Gold Banc Corp., Inc.	750	10,837
Great Southern
Bancorp, Inc.	250	9,122
Greater Bay Bancorp	730	19,907
Hancock Holding Co.	400	12,928
Hanmi Financial Corp.	300	10,659
Harbor Florida
Bancshares, Inc.	600	20,400
Harleysville National
Corp	367	9,300
Hibernia Corp., Cl. A	2,170	57,114
Hudson City
Bancorp, Inc.	2,520	88,628
Hudson United Bancorp	1,250	45,950
IBERIABANK Corp.	150	9,094
Independence
Community Bank	1,883	74,002
Independent Bank Corp.	250	7,387
Independent Bank
Corp.-Michigan	440	13,539
IndyMac Bancorp, Inc.	660	24,394
Integra Bank Corp.	350	7,875
Interchange Financial
Services	300	8,259
International
Bancshares Corp.	717	27,454
Investors Financial
Services Corp.	965	48,646
Irwin Financial Corp.	400	9,796
ITLA Capital Corp. (A)	384	21,327
KNBT Bancorp, Inc.	700	11,606
Levitt Corp., Cl. A	237	6,968
MAF Bancorp, Inc.	910	40,186
Main Street Banks, Inc.	460	15,010
MB Financial, Inc.	300	11,907
Mercantile Bankshares
Corp	1,120	56,706
Mid-State Bancshares	350	9,873
Midwest Banc
Holdings, Inc.	350	7,749
Nara Bancorp, Inc.	700	13,965
NASB Financial, Inc.	556	22,218
National Penn
Bancshares, Inc.	437	11,305

38

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

NBT Bancorp, Inc.	500	$11,655
Netbank, Inc.	750	7,163
New York Community
Bancorp, Inc.	3,523	62,815
NewAlliance
Bancshares, Inc.	1,350	20,075
Northwest Bancorp, Inc.	580	13,038
OceanFirst Financial
Corp	350	8,400
Ocwen Financial Corp. (A)	1,430	12,298
Old National Bancorp-
Indiana	1,102	23,991
Old Second Bancorp, Inc.	300	9,507
Omega Financial Corp.	200	6,378
Oriental Financial Group	429	12,098
Pacific Capital Bancorp	1,000	30,680
Park National Corp.	304	36,869
Partners Trust Financial
Group, Inc.	2,888	31,537
Peapack Gladstone
Financial Corp.	550	15,945
Peoples Bancorp, Inc.-
Ohio	250	6,813
Peoples Bank Bridgeport	1,365	50,546
Peoples Holding Co.	535	17,452
PFF Bancorp, Inc.	330	14,170
Popular, Inc.	3,540	94,447
PrivateBancorp, Inc.	460	15,042
Prosperity
Bancshares, Inc.	260	7,223
Provident Bancorp, Inc.	700	8,925
Provident Bankshares
Corp	450	14,882
Provident Financial
Services, Inc.	633	11,438
R&G Financial Corp.,
Cl. B	380	14,011
Republic Bancorp, Inc.	1,188	16,953
Republic Bancorp, Inc.,
Cl. A	400	10,900
Riggs National Corp.	350	7,644
S&T Bancorp, Inc.	500	18,430
Sandy Spring
Bancorp, Inc.	330	12,159
Santander BanCorp	440	14,929
Seacoast Banking
Corp. of Florida	350	$7,193
Signature Bank (A)	300	9,129
Silicon Valley
Bancshares (A)	650	28,366
Sky Financial
Group, Inc.	1,393	36,998
South Financial
Group, Inc.	610	18,629
Southwest Bancorp
of Texas	1,200	23,724
Sovereign Bancorp, Inc.	505	11,479
Sterling Bancorp-
New York	300	8,145
Sterling Bancshares, Inc.	700	10,283
Sterling Financial Corp.-
Pennsylvania	500	13,875
Sterling Financial Corp.-
Washington (A)	440	16,500
Suffolk Bancorp	250	8,413
Sun Bancorp, Inc.-
New Jersey (A)	350	8,785
Susquehanna
Bancshares, Inc.	610	15,061
SY Bancorp, Inc.	350	8,505
TCF Financial Corp.	2,000	56,220
Texas Regional
Bancshares, Inc., Cl. A	975	30,171
Tompkins Trustco, Inc.	150	7,950
Trico Bancshares	400	8,812
Trustco Bank Corp.	1,150	14,364
Trustmark Corp.	800	22,136
UCBH Holdings, Inc.	500	22,035
UMB Financial Corp.	250	13,710
Umpqua Holdings Corp.	620	15,054
UnionBanCal Corp.	2,177	134,060
United Bankshares, Inc.	700	23,870
United Community
Banks/GA	450	11,687
United Community
Financial Corp.-Ohio	600	6,300
Unizan Financial Corp.	490	11,966
USB Holding Co., Inc.	367	8,643
Valley National Bancorp	1,355	34,959
W Holding Co., Inc.	2,106	27,462

39

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Washington
Federal, Inc.	1,955	$50,928
Washington Trust
Bancorp, Inc.	300	8,955
Webster Financial Corp.	621	27,852
WesBanco, Inc.	340	9,574
West Coast Bancorp-
Oregon	350	8,498
Westamerica
Bancorporation	600	31,152
Westcorp	900	41,013
Whitney Holding Corp.	375	17,093
Willow Grove
Bancorp, Inc.	892	15,387
Wilmington Trust Corp.	600	20,862
Wintrust Financial Corp.	250	13,870
WSFS Financial Corp.	150	8,576

		3,916,196

Beauty Products-0.2%
Chattem, Inc. (A)	500	18,035
Elizabeth Arden, Inc. (A)	350	8,284
Estee Lauder Cos.,
Inc., Cl. A	1,600	72,224
Inter Parfums, Inc.	300	4,500
Playtex Products, Inc. (A)	1,520	12,358

		115,401

Broadcasting, Newspapers
& Advertising-2.8%
4Kids Entertainment,
Inc. (A)	350	6,450
Adelphia Communications,
Cl. A (A) +	400	148
Beasley Broadcasting
Group, Cl. A (A)	500	8,260
Cablevision Systems
Corp., Cl. A (A)	4,499	123,228
Catalina Marketing Corp.	1,150	29,555
Charter Communications,
Inc., Cl. A (A)	2,810	4,524
Citadel Broadcasting
Corp. (A)	2,750	38,527
COX Radio, Inc., Cl. A (A)	650	10,244
Crown Media Holdings,
Inc., Cl. A (A)	1,870	$17,728
Cumulus Media, Inc.,
Cl. A (A)	600	8,304
DIRECTV Group, Inc. (A)	20,157	303,363
Emmis Communications
Corp., Cl. A (A)	760	13,353
Entercom
Communications Corp. (A)	450	14,107
Entravision
Communications Corp.,
Cl. A (A)	1,000	8,000
Fisher Communications,
Inc. (A)	250	12,513
Fox Entertainment
Group, Inc., Cl. A (A)	6,216	209,168
Gaylord Entertainment
Co. (A)	400	15,700
Getty Images, Inc. (A)	800	55,760
Grey Global Group, Inc.	60	65,400
Hearst-Argyle
Television, Inc.	1,500	39,030
Insight
Communications (A)	450	4,550
Lamar Advertising
Co. (A)	2,250	96,705
Liberty Corp.	250	9,910
Liberty Media
International, Inc.,
Cl A (A)	2,554	115,645
Lin TV Corp.-Cl. A (A)	640	11,910
Mediacom
Communications
Corp. (A)	2,700	16,146
Price Communications
Corp. (A)	1,050	18,239
Radio One, Inc., Cl. A (A)	1,750	27,300
Regent Communications,
Inc. (A)	1,250	6,569
Saga Communications,
Inc. (A)	400	6,800
Salem Communications
Corp. (A)	250	5,560
Sinclair Broadcast Group,
Inc., Cl. A	1,510	12,427

40

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMVER OF SHARES	MARKET VALUE

Spanish Broadcasting
System, Cl. A (A)	750	$7,706
Tivo, Inc. (A)	1,500	6,015
UnitedGlobalCom,
Inc., Cl. A (A)	5,649	55,191
Valueclick, Inc. (A)	900	11,907
Westwood One, Inc. (A)	2,080	50,232
XM Satellite Radio
Holdings, Inc., Cl. A (A)	2,977	94,996

		1,541,170

Building & Construction-2.2%
ABM Industries, Inc.	1,550	28,365
Beazer Homes USA, Inc.	190	28,215
Brookfield Homes Corp.	800	28,560
Champion Enterprises,
Inc. (A)	1,709	18,440
DR Horton, Inc.	3,072	122,204
Drew Industries, Inc. (A)	200	7,476
Dycom Industries, Inc. (A)	500	13,585
Eagle Materials, Inc.	500	39,880
ElkCorp	280	11,334
Encompass Services
Corp. (A)†	1,000	—
Fleetwood Enterprises,
Inc. (A)	1,003	8,806
Florida Rock Industries,
Inc	450	28,102
Genlyte Group, Inc. (A)	200	16,002
Granite Construction,
Inc	575	14,317
Griffon Corp. (A)	700	18,851
Hovnanian Enterprises,
Inc., Cl. A (A)	1,390	72,614
Insituform Technologies,
Inc. (A)	450	7,070
JLG Industries, Inc.	550	9,686
Lafarge North America,
Inc	1,000	54,240
Lennar Corp.	2,030	114,634
M/I Homes, Inc.	270	15,336
Martin Marietta
Materials, Inc.	500	27,010
MDC Holdings, Inc.	936	68,141
Meritage Corp. (A)	400	25,860
NCI Building Systems,
Inc. (A)	250	$9,488
NVR, Inc. (A)	93	73,586
Palm Harbor Homes,
Inc. (A)	400	5,828
Ryland Group, Inc.	1,186	76,936
Simspon Manufacturing
Co., Inc.	800	28,720
Skyline Corp.	200	8,104
Standard-Pacific Corp.	350	23,286
Technical Olympic
USA, Inc.	570	15,487
Toll Brothers, Inc. (A)	1,060	82,754
Universal Forest
Products, Inc.	290	11,348
USG Corp. (A)	550	17,655
Walter Industries, Inc.	800	28,016
WCI Communities,
Inc. (A)	500	15,930
William Lyon Homes,
Inc. (A)	90	7,296

		1,183,162

Chemicals-1.4%
Airgas, Inc.	1,350	31,752
Albemarle Corp.	700	24,577
American Vanguard
Corp	200	7,194
Arch Chemicals, Inc.	440	12,118
Cabot Corp.	650	22,750
Cabot Microelectronics
Corp. (A)	250	7,607
Church & Dwight, Inc.	675	23,240
Crompton Corp.	2,900	33,785
Cytec Industries, Inc.	360	18,360
Ferro Corp.	660	13,088
FMC Corp. (A)	400	18,876
Georgia Gulf Corp.	550	28,127
HB Fuller Co.	400	10,668
Hexcel Corp. (A)	700	10,311
Kronos Worldwide, Inc.	1,403	65,941
Lubrizol Corp.	1,300	46,839
Lyondell Chemical Co.	3,534	103,970
MacDermid, Inc.	360	11,570

41

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Minerals
Technologies, Inc.	210	$13,121
Nalco Holding Co. (A)	2,063	39,919
NL Industries	1,190	25,288
Olin Corp.	590	13,139
OM Group, Inc. (A)	950	30,799
PolyOne Corp. (A)	1,930	16,695
Scotts Co., Cl. A (A)	750	50,970
Spartech Corp.	740	17,183
SurModics, Inc. (A)	350	10,280
Terra Industries, Inc. (A)	2,060	16,583
Westlake Chemical Corp.	921	28,919

		753,669

Coal Mining-0.5%
Alliance Resource
Partners LP	320	22,445
Arch Coal, Inc.	1,400	51,170
Consol Energy, Inc.	1,308	55,184
Massey Energy Co.	1,105	41,913
Natural Resource
Partners LP	200	11,590
Peabody Energy Corp.	894	75,766
Penn Virginia Resource
Partners LP	500	26,925

		284,993

Communications Equipment-1.5%
Applied Signal
Technology, Inc.	250	7,367
Arris Group, Inc. (A)	1,450	8,975
Belden CDT, Inc.	400	8,124
Broadwing Corp. (A)	564	3,102
C-COR.net Corp. (A)	900	7,173
Checkpoint Systems,
Inc. (A)	660	10,270
CommScope, Inc. (A)	700	10,521
Comtech
Telecommunications (A)	382	12,545
CTS Corp.	650	8,651
Digital Theater Systems,
Inc. (A)	300	6,123
Dionex Corp. (A)	600	35,514
Ditech Communications
Corp. (A)	450	5,985
Echostar
Communications
Corp., Cl. A (A)	3,120	$95,191
Gemstar-TV Guide
International, Inc. (A)	6,165	34,031
Harman International
Industries, Inc.	959	116,662
Harmonic, Inc. (A)	1,270	14,478
Harris Corp.	969	62,762
Inter-Tel, Inc.	470	12,450
Interdigital
Communications
Corp. (A)	960	17,146
InterVoice-Brite, Inc. (A)	500	5,935
Mercury Computer
Systems, Inc. (A)	300	9,291
Openwave Systems,
Inc. (A)	1,780	24,244
Plantronics, Inc.	750	27,907
Polycom, Inc. (A)	1,150	19,872
Powerwave
Technologies, Inc. (A)	250	1,968
Remec, Inc. (A)	1,050	7,455
Seachange
International, Inc. (A)	450	7,389
Sirius Satellite Radio,
Inc. (A)	22,710	150,340
Somera
Communications, Inc. (A)	1,150	1,530
Sonus Networks, Inc. (A)	4,761	29,185
Tekelec (A)	550	10,038
Utstarcom, Inc. (A)	1,400	23,002
Viasat, Inc. (A)	500	11,130

		806,356

Computers & Services-6.5%
3Com Corp. (A)	10,880	39,930
Adaptec, Inc. (A)	3,250	19,500
Advanced Digital
Information Corp. (A)	650	6,799
Aeroflex, Inc. (A)	650	6,253
Aether Systems, Inc. (A)	150	492
Agile Software Corp. (A)	900	6,579
Agilysys, Inc.	2,052	34,597
Amazon.com, Inc. (A)	5,924	256,035

42

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Ansys, Inc. (A)	620	$20,026
Anteon International
Corp. (A)	600	20,592
aQuantive, Inc. (A)	800	7,416
Ascential Software
Corp. (A)	520	7,441
Ask Jeeves, Inc. (A)	530	15,031
Atheros
Communications, Inc. (A)	550	5,940
Authentidate Holding
Corp. (A)	550	2,761
Autobytel, Inc. (A)	960	5,357
Avocent Corp. (A)	1,255	45,820
Black Box Corp.	600	27,918
Blue Coat Systems,
Inc. (A)	20	515
Brady Corp.	700	19,873
CACI International,
Inc., Cl. A (A)	300	15,645
Cadence Design
Systems, Inc. (A)	3,840	51,187
CDW Corp.	1,090	63,765
Ceridian Corp. (A)	1,650	29,205
Checkfree Corp. (A)	1,012	39,468
Ciber, Inc. (A)	1,140	9,599
Cirrus Logic, Inc. (A)	1,640	7,528
CMGI, Inc. (A)	12,250	23,152
CNET Networks, Inc. (A)	4,720	51,920
Cogent, Inc. (A)	1,136	34,421
Cognex Corp.	850	22,193
Cognizant Technology
Solutions Corp. (A)	1,936	73,374
Cray, Inc. (A)	1,910	7,353
Diebold, Inc.	990	53,302
Digital Insight Corp. (A)	400	6,648
Digital River, Inc. (A)	350	13,688
Digitas, Inc. (A)	850	8,874
DoubleClick, Inc. (A)	1,310	10,690
Drugstore.com (A)	1,750	4,996
Earthlink, Inc. (A)	4,020	40,321
Electronics for
Imaging (A)	1,100	18,700
Enterasys
Networks, Inc. (A)	5,920	8,347
Extreme Networks,
Inc. (A)	3,800	$24,320
Factset Research
Systems, Inc.	1,100	58,740
FindWhat.com (A)	350	5,565
Google, Inc., Cl. A (A)	3,981	778,803
GSI Commerce, Inc. (A)	900	12,573
Harris Interactive, Inc. (A)	1,000	7,460
Homestore, Inc. (A)	1,650	3,894
Hutchinson Technology,
Inc. (A)	320	11,296
I-many, Inc. (A)	600	900
Imation Corp.	430	14,831
Infospace, Inc. (A)	865	40,837
InterActiveCorp (A)	10,212	247,437
Intergraph Corp. (A)	900	26,739
Interland, Inc. (A)	115	301
Internap Network
Services (A)	500	330
Jack Henry &
Associates	1,050	21,829
Keynote Systems,
Inc. (A)	1,473	18,368
Komag, Inc. (A)	450	8,743
Kronos, Inc. (A)	550	29,573
Lexar Media, Inc. (A)	590	2,266
Macromedia, Inc. (A)	2,030	69,507
Manhattan Associates,
Inc. (A)	960	21,072
Maxtor Corp. (A)	7,475	35,357
McAfee, Inc. (A)	2,320	59,972
McData Corp., Cl. A (A)	1,320	5,544
Mentor Graphics Corp. (A)	2,380	33,153
Micros Systems, Inc. (A)	310	21,669
NetFlix, Inc. (A)	500	5,750
Netratings, Inc. (A)	500	9,125
Nuance
Communications, Inc. (A)	150	534
NYFIX, Inc. (A)	850	4,225
Overland Storage, Inc. (A)	732	10,775
Overstock.com, Inc. (A)	200	10,434
PalmOne, Inc. (A)	670	17,336
Paxar Corp. (A)	860	20,511
Perot Systems Corp.,
Cl. A (A)	1,570	23,158

43

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Pinnacle Systems,
Inc. (A)	1,340	$5,735
Priceline.com, Inc. (A)	421	9,510
ProQuest Co. (A)	350	11,032
Quantum Corp. (A)	4,540	13,484
Redback Networks (A)	3	20
RSA Security, Inc. (A)	1,850	32,579
Safenet, Inc. (A)	1,133	38,454
Sandisk Corp. (A)	2,270	56,069
Sapient Corp. (A)	1,450	11,426
Scansource, Inc. (A)	400	25,708
Seagate Technology (A)	6,742	114,075
Secure Computing
Corp. (A)	790	7,489
Silicon Graphics, Inc. (A)	13,514	17,838
SRA International,
Inc. (A)	330	18,325
Stamps.com, Inc. (A)	1,494	19,258
Storage Technology
Corp. (A)	1,550	48,810
Synaptics, Inc. (A)	350	12,975
Synopsys, Inc. (A)	1,720	29,240
Syntel, Inc.	610	10,254
United Online, Inc. (A)	1,775	19,135
VeriSign, Inc. (A)	3,460	89,406
WebMD Corp. (A)	4,544	34,307
Websense, Inc. (A)	350	18,795
Western Digital Corp. (A)	5,800	62,466
Zebra Technologies
Corp., Cl. A (A)	875	44,564

		3,557,132

Consumer Products-0.3%
Blyth, Inc.	850	26,698
Central Garden and
Pet Co. (A)	350	14,343
CSS Industries, Inc.	200	6,438
Furniture Brands
International, Inc.	630	14,931
Jarden Corp. (A)	440	20,240
Russ Berrie & Co., Inc.	300	7,038
Sturm Ruger & Co., Inc.	600	5,154
Timberland Co., Cl. A (A)	350	23,009
Topps Co., Inc.	550	5,467
WD-40 Co.	350	11,347
Wolverine World
Wide, Inc.	700	$22,001

		156,666

Consumer Services-0.8%
AMN Healthcare
Services, Inc. (A)	400	5,732
CoStar Group, Inc. (A)	340	14,603
G&K Services, Inc.,
Cl. A	1,570	70,006
Heidrick & Struggles
International, Inc. (A)	558	18,442
Hewitt Associates,
Inc., Cl. A (A)	1,550	46,345
infoUSA, Inc. (A)	1,200	12,516
Kelly Services, Inc.,
Cl. A	320	9,312
Korn/Ferry
International (A)	700	13,811
Magellan Health
Services, Inc. (A)	800	29,712
Manpower, Inc.	1,312	63,829
MPS Group, Inc. (A)	3,440	38,838
On Assignment,
Inc. (A)	550	3,025
Regis Corp.	400	15,960
Service Corp.
International (A)	3,300	22,770
Sunrise Senior Living,
Inc. (A)	300	13,749
Weight Watchers
International, Inc. (A)	1,500	70,290

		448,940

Containers & Packaging-0.3%
Chesapeake Corp.	460	11,164
Crown Holdings, Inc. (A)	2,650	35,748
Greif, Inc., Cl. A	350	20,279
Longview Fibre Co.	1,350	20,965
Owens-Illinois, Inc. (A)	2,172	49,348
Silgan Holdings, Inc.	230	13,743
Sonoco Products Co.	1,427	37,045

		188,292

44

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Data Processing-0.7%
Acxiom Corp.	800	$18,464
Arbitron, Inc. (A)	420	17,178
Certegy, Inc.	900	31,500
Choicepoint, Inc. (A)	1,233	56,718
CSG Systems
International (A)	900	16,308
Dun & Bradstreet
Corp. (A)	1,000	58,100
eFunds Corp. (A)	650	14,495
Fair Isaac & Co., Inc.	1,480	51,134
Filenet Corp. (A)	450	10,058
NAVTEQ Corp. (A)	1,200	45,948
Total System
Services, Inc.	2,866	67,666

		387,569

Diversified Manufacturing-0.0%
Crane Co.	941	26,819

Electrical Services-2.1%
Allete, Inc.	282	11,666
Alliant Energy Corp.	1,648	45,320
Aquila, Inc. (A)	3,275	12,117
Avista Corp.	790	13,959
AVX Corp.	1,552	18,003
Black Hills Corp.	840	25,024
CH Energy Group, Inc.	150	7,095
Cleco Corp.	500	9,865
DPL, Inc.	1,842	47,874
Duquesne Light
Holdings, Inc.	1,500	27,840
El Paso Electric Co. (A)	900	17,496
EMCOR Group, Inc. (A)	440	18,902
Empire District
Electric Co.	360	8,237
Energy East Corp.	2,050	53,710
GrafTech International
Ltd. (A)	750	6,105
Great Plains Energy, Inc.	650	19,701
Hawaiian Electric
Industries	1,200	34,932
Hubbell, Inc., Cl. B	650	32,188
Idacorp, Inc.	610	18,477
Kemet Corp. (A)	1,800	15,210
MDU Resources
Group, Inc.	1,711	$45,752
MGE Energy, Inc.	400	14,364
Newpower Holdings,
Inc. (A)	1,050	147
Northeast Utilities	1,300	24,310
NRG Energy, Inc. (A)	1,300	45,500
NSTAR	772	43,448
OGE Energy Corp.	850	22,228
Otter Tail Corp.	450	11,250
Pepco Holdings, Inc.	2,703	59,061
Plug Power, Inc. (A)	1,000	5,440
PNM Resources, Inc.	2,075	52,352
Puget Energy, Inc.	1,448	34,781
Quanta Services, Inc. (A)	3,750	28,050
Reliant Resources,
Inc. (A)	4,344	54,083
Rogers Corp. (A)	250	10,630
Scana Corp.	1,530	59,747
Sierra Pacific
Resources (A)	1,800	17,712
Touch America
Holdings, Inc. (A)	450	—
UIL Holdings Corp.	300	14,805
Unisource Energy Corp.	550	16,775
Vicor Corp. (A)	400	5,580
Vishay Intertechnology,
Inc. (A)	2,337	30,545
Westar Energy, Inc.	1,150	26,795
Wisconsin Energy Corp.	1,670	57,081
WPS Resources Corp.	500	25,550

		1,149,707

Electrical Technology-0.4%
Ametek, Inc.	1,000	38,200
C&D Technologies, Inc.	300	4,557
Capstone Turbine Corp. (A)	200	346
Carlisle Cos., Inc,	310	19,552
Daktronics, Inc. (A)	300	7,476
Electro Scientific
Industries, Inc. (A)	600	10,602
Encore Wire Corp. (A)	375	4,687
Energizer Holdings,
Inc. (A)	1,150	65,101
FuelCell Energy, Inc. (A)	650	5,928

45

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

LaserCard Corp. (A)	650	$5,467
Lincoln Electric
Holdings, Inc.	790	25,399
Taser International,
Inc. (A)	760	13,665
Technitrol, Inc. (A)	450	7,983
Wilson Greatbatch
Technologies, Inc. (A)	350	6,230

		215,193

Electronic & Other
Electrical Equipment-0.0%
Thomas & Betts Corp. (A)	876	25,588

Entertainment-2.0%
Alliance Gaming Corp. (A)	650	6,480
Argosy Gaming Co. (A)	300	13,857
Avid Technology, Inc. (A)	310	19,545
Blockbuster, Inc., Cl. A	800	7,328
Carmike Cinemas, Inc.	200	7,086
Cedar Fair LP	1,450	46,182
Churchill Downs, Inc.	200	8,010
Department 56, Inc. (A)	1,045	16,804
Dover Downs Gaming
& Entertainment, Inc.	490	6,713
Dover Motorsports, Inc.	700	4,214
DreamWorks Animation
SKG, Inc., Cl. A (A)	1,531	54,090
Hollywood Entertainment
Corp. (A)	970	13,687
International Speedway,
Inc., Cl. A	775	42,563
Isle of Capri Casinos,
Inc. (A)	480	12,202
Lakes Entertainment,
Inc. (A)	450	6,413
Liberty Media Corp.,
Cl. A (A)	42,506	443,763
Macrovision Corp. (A)	610	14,231
Metro-Goldwyn-Mayer,
Inc	2,700	32,184
Multimedia Games,
Inc. (A)	500	4,405
Penn National
Gaming, Inc. (A)	650	42,634
Pinnacle Entertainment,
Inc. (A)	600	$10,830
Regal Entertainment
Group, Cl. A	2,090	41,591
Royal Caribbean
Cruises Ltd.	2,811	148,983
Scientific Games
Corp., Cl. A (A)	700	18,004
Shuffle Master, Inc. (A)	585	17,035
Six Flags, Inc. (A)	1,250	5,350
Speedway
Motorsports, Inc.	620	24,025

		1,068,209

Environmental Services-0.3%
Casella Waste
Systems, Inc., Cl. A (A)	75	1,067
Eden Bioscience Corp. (A)	50	60
KFX, Inc. (A)	3,598	50,048
Republic Services, Inc.	2,150	70,886
Stericycle, Inc. (A)	450	23,144
Waste Connections,
Inc. (A)	900	28,314

		173,519

Financial Services-2.7%
Accredited Home
Lenders Holding Co. (A)	430	20,889
ACE Cash Express, Inc. (A)	300	7,920
Actrade Financial
Technologies Ltd. (A) †	350	—
Advanta Corp., Cl. A	450	9,535
Affiliated Managers
Group (A)	375	23,779
Affordable Residential
Communities	500	6,360
AG Edwards, Inc.	880	37,541
Alliance Capital
Management
Holding LP	1,163	52,323
American Real Estate
Partners LP (A)	770	21,006
AmeriCredit Corp. (A)	2,210	54,255
Ameritrade Holding
Corp., Cl. A (A)	6,133	79,300

46

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Blackrock, Inc.	210	$16,863
CapitalSource, Inc. (A)	1,712	40,420
CharterMac	500	11,740
Chicago Mercantile
Exchange	450	96,525
Coinstar, Inc. (A)	450	11,250
CompuCredit Corp. (A)	500	14,330
Credit Acceptance
Corp. (A)	830	20,302
Doral Financial Corp.	1,520	65,740
Eaton Vance Corp.	1,966	49,209
Encore Capital Group,
Inc. (A)	500	10,045
eSpeed, Inc. (A)	600	6,462
Federal Agricultural
Mortgage Corp., Cl. A	400	6,620
Financial Federal Corp. (A)	410	14,145
First Cash Financial
Services, Inc. (A)	350	9,072
First Marblehead Corp. (A)	750	48,247
Friedman Billing
Ramsey Group, Inc.	2,078	40,895
Gabelli Asset
Management, Inc.,
Cl. A	150	7,178
Instinet Group, Inc. (A)	6,350	39,116
Interactive Data Corp. (A)	2,200	46,904
Investment Technology
Group, Inc. (A)	750	14,933
Jefferies Group, Inc.	1,600	62,400
Knight Trading Group,
Inc. (A)	1,650	16,352
LaBranche & Co., Inc. (A)	830	8,283
Legg Mason, Inc.	1,350	104,261
Metris Cos., Inc. (A)	900	10,710
Nuveen Investments,
Inc	1,300	48,230
Piper Jaffray Cos. (A)	250	9,895
Portfolio Recovery
Associates, Inc. (A)	250	10,350
Raymond James
Financial, Inc.	900	28,053
SEI Investments Co.	2,950	110,212
Student Loan Corp.	291	52,572
SWS Group, Inc.	450	9,144
United PanAm Financial
Corp. (A)	1,080	$20,520
Value Line, Inc.	100	4,176
Waddell & Reed
Financial, Inc., Cl. A	2,090	45,708
WFS Financial, Inc. (A)	450	22,478
World Acceptance
Corp. (A)	400	11,932

		1,458,180

Food, Beverage & Tobacco-3.1%
American Italian
Pasta Co.	400	10,840
Chiquita Brands
International, Inc. (A)	550	12,622
Coca-Cola Bottling
Co. Consolidated	150	8,034
Constellation Brands,
Inc., Cl. A (A)	1,490	77,361
Corn Products
International, Inc.	1,300	38,168
Dean Foods Co. (A)	2,060	72,574
Del Monte Foods Co. (A)	1,850	20,868
Farmer Bros. Co.	500	12,920
Flowers Foods, Inc.	1,150	35,086
Hain Celestial Group,
Inc. (A)	500	10,060
Hormel Foods Corp.	2,019	63,598
Interstate Bakeries	700	4,130
J&J Snack Foods Corp.	270	13,027
JM Smucker Co.	601	28,037
Kraft Foods, Inc., Cl. A	24,896	845,966
Lancaster Colony Corp.	700	29,617
Lance, Inc.	710	12,304
National Beverage Corp.	1,340	11,698
Panera Bread Co.,
Cl. A (A)	600	30,600
PepsiAmericas, Inc.	1,999	42,479
Pilgrims Pride Corp.	600	20,976
Ralcorp Holdings, Inc.	370	16,280
Sanderson Farms, Inc.	390	17,047
Sensient Technologies
Corp	680	15,470
Smithfield Foods,
Inc. (A)	1,233	37,323

47

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Standard Commercial
Corp	878	$16,902
Tootsie Roll Industries	1,350	43,430
Triarc Cos	640	9,440
Tyson Foods, Inc., Cl. A	4,652	79,875
Universal Corp. -
Virginia (A)	340	16,068
Vector Group Ltd.	682	11,076
Wild Oats Markets, Inc. (A)	490	3,553

		1,667,429

Gas/Natural Gas-1.4%
AGL Resources, Inc.	1,550	53,707
Atmos Energy Corp.	1,860	51,522
Energen Corp.	410	24,042
Kinder Morgan
Management LLC (A)	1,053	44,490
Laclede Group, Inc.	410	12,423
Magellan Midstream
Partners	250	15,500
National Fuel Gas Co.	1,630	45,966
New Jersey Resources
Corp	950	41,657
Northwest Natural
Gas Co.	290	9,846
Oneok, Inc	1,050	29,085
Pacific Energy
Partners LP	300	9,060
Piedmont Natural
Gas Co.	1,900	44,137
Plains All American
Pipeline LP	950	37,953
Questar Corp.	1,150	58,420
South Jersey
Industries, Inc.	310	16,523
Southern Union Co. (A)	2,181	50,861
Southwest Gas Corp.	680	17,252
TC Pipelines LP	330	12,365
TEPPCO Partners LP	860	34,202
UGI Corp.	630	26,252
Valero LP	280	17,251
Vectren Corp.	850	23,469
Western Gas
Resources, Inc.	1,074	32,703
WGL Holdings, Inc.	1,630	$49,487

		758,173

Glass Products-0.1%
Gentex Corp.	1,080	36,536

Hotels & Lodging-1.1%
Ameristar Casinos, Inc.	400	17,492
Aztar Corp. (A)	540	17,404
Bluegreen Corp. (A)	600	12,810
Boyd Gaming Corp.	1,269	50,506
Caesars Entertainment,
Inc. (A)	4,290	82,926
Choice Hotels
International, Inc.	500	29,000
Empire Resorts, Inc. (A)	550	5,704
La Quinta Corp. (A)	4,320	37,541
Mandalay Resort Group	983	69,400
Marcus Corp.	450	11,214
MGM Mirage (A)	1,900	136,439
MTR Gaming Group,
Inc. (A)	800	9,536
Station Casinos, Inc.	870	53,505
Vail Resorts, Inc. (A)	500	11,985
Wynn Resorts Ltd. (A)	1,199	78,606

		624,068

Household Products-0.5%
Acuity Brands, Inc.	750	20,603
American Woodmark
Corp	380	15,762
Ethan Allen Interiors, Inc.	700	24,668
Helen of Troy Ltd. (A)	650	20,774
Kimball
International, Inc.	1,290	18,692
La-Z-Boy, Inc.	650	9,061
Libbey, Inc.	300	7,194
National Presto
Industries, Inc.	200	8,640
RPM International, Inc.	2,300	40,549
Tempur-Pedic
International, Inc. (A)	2,750	58,823
Tupperware Corp.	720	14,479
Valspar Corp.	700	34,300

		273,545

48

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Insurance-8.7%
21st Century
Insurance Group	1,150	$15,720
Alfa Corp.	1,270	18,434
Alleghany Corp. (A)	211	56,223
Allmerica Financial
Corp. (A)	520	16,978
American Financial
Group, Inc.	1,340	41,259
American National
Insurance	390	41,207
Amerigroup Corp. (A)	1,580	64,954
AmerUs Group Co.	750	33,427
Arch Capital Group
Ltd. (A)	410	15,059
Argonaut Group, Inc. (A)	400	8,568
Arthur J. Gallagher
& Co.	1,260	37,359
Assurant, Inc.	3,400	110,602
Baldwin & Lyons, Inc.,
Cl. B	300	7,944
Berkshire Hathaway,
Inc., Cl. A (A)	22	1,977,800
Bristol West
Holdings, Inc.	350	6,842
Brown & Brown, Inc.	1,003	43,390
Centene Corp. (A)	800	26,840
Ceres Group, Inc. (A)	2,000	10,500
Clark, Inc. (A)	550	7,408
CNA Financial Corp. (A)	3,380	89,367
CNA Surety Corp. (A)	700	9,170
Commerce Group, Inc.	350	22,858
Conseco, Inc. (A)	1,600	30,480
Crawford & Co., Cl. B	750	5,422
Delphi Financial
Group, Cl. A	1,080	48,535
EMC INS Group, Inc.	803	16,060
Erie Indemnity Co., Cl. A	900	47,943
FBL Financial Group,
Inc., Cl. A	510	14,183
Fidelity National
Financial, Inc.	2,261	99,077
First American Corp.	1,810	66,934
Fremont General Corp.	1,600	39,184
Genworth Financial,
Inc., Cl. A (A)	7,127	189,079
Great American
Financial Resources,
Inc	840	$13,583
Harleysville Group, Inc.	810	17,496
HCC Insurance
Holdings, Inc.	600	19,722
Health Net, Inc. (A)	1,630	47,417
Hilb Rogal &
Hamilton Co.	960	34,138
Horace Mann
Educators Corp.	810	14,920
Infinity Property &
Casualty Corp.	400	13,100
Kansas City Life
Insurance Co.	180	9,108
LabOne, Inc. (A)	715	23,988
Landamerica Financial
Group, Inc.	200	10,288
Leucadia National Corp.	1,470	53,229
Markel Corp. (A)	143	48,763
Mercury General Corp.	793	45,122
Midland Co.	300	10,032
National Financial
Partners Corp.	350	13,674
National Western
Life Insurance, Cl. A (A)	130	22,509
Nationwide Financial
Services, Cl. A	1,300	48,035
Navigators Group,
Inc. (A)	250	7,467
Odyssey Re Holdings
Corp	1,900	46,930
Ohio Casualty Corp. (A)	600	13,794
Old Republic
International Corp.	2,550	59,160
Pacificare Health
Systems, Inc. (A)	1,252	77,036
Philadelphia
Consolidated Holding
Co. (A)	300	20,121
Phoenix Cos., Inc.	960	12,547
PMI Group, Inc.	1,320	52,496
Presidential Life Corp.	500	8,270
ProAssurance Corp. (A)	350	13,388
Protective Life Corp.	1,011	41,613
Radian Group, Inc.	1,300	62,322

49

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARE	MARKET VALUE

Reinsurance Group
of America	870	$40,907
RLI Corp.	300	13,038
Safety Insurance
Group, Inc.	1,015	33,820
Selective Insurance
Group	600	25,902
Sierra Health Services (A)	550	30,212
Stancorp Financial
Group, Inc.	300	25,500
State Auto Financial Corp.	870	23,038
Stewart Information
Services Corp.	380	15,318
Transatlantic
Holdings, Inc.	957	58,138
Triad Guaranty, Inc. (A)	250	13,528
UICI	840	25,973
United Fire &
Casualty Co.	300	10,188
Unitrin, Inc.	950	40,689
Universal American
Financial Corp. (A)	1,040	15,850
USI Holdings Corp. (A)	820	9,266
WellChoice, Inc. (A)	1,150	61,215
Wesco Financial Corp.	104	39,520
White Mountains
Insurance Group Ltd.	157	92,787
WR Berkley Corp.	1,224	58,385
Zenith National
Insurance Corp.	390	18,435

		4,730,783

Leasing & Renting-0.2%
Aaron Rents, Inc.	915	19,435
Rent-A-Center, Inc. (A)	1,650	40,408
Rent-Way, Inc. (A)	600	5,100
United Rentals, Inc. (A)	1,150	19,562

		84,505

Leisure Products-0.2%
Callaway Golf Co.	1,550	20,630
Fossil, Inc. (A)	1,050	29,295
Jakks Pacific, Inc. (A)	400	8,728
K2, Inc. (A)	770	10,826
Leapfrog Enterprises,
Inc. (A)	790	$10,468
Marine Products Corp.	400	10,132
Nautilus Group, Inc.	500	10,465
RC2 Corp. (A)	200	5,790
Steinway Musical
Instruments (A)	200	5,628
WMS Industries, Inc. (A)	530	16,610

		128,572

Machinery-2.2%
A.O. Smith Corp.	960	26,026
AGCO Corp. (A)	1,450	29,768
Albany International
Corp., Cl. A	340	11,611
Applied Industrial
Technologies, Inc.	375	10,852
Aptargroup, Inc.	680	32,973
Astec Industries, Inc. (A)	600	10,368
ASV, Inc. (A)	250	10,025
Baldor Electric Co.	740	20,742
BEI Technologies, Inc.	250	7,047
Blount International,
Inc. (A)	2,277	40,872
Briggs & Stratton	800	31,032
CARBO Ceramics, Inc.	250	17,912
Cascade Corp.	250	9,150
Cooper Cameron Corp. (A)	770	43,436
Deep Well Oil & Gas (A)	762	503
Donaldson Co., Inc.	800	24,944
Engineered Support
Systems, Inc.	255	14,793
EnPro Industries, Inc. (A)	350	9,328
Entegris, Inc. (A)	1,290	11,468
Flowserve Corp. (A)	960	23,952
FMC Technologies, Inc. (A)	950	29,099
Franklin Electric Co., Inc.	400	17,596
Gardner Denver, Inc. (A)	300	11,358
Graco, Inc.	1,388	49,482
Grant Prideco, Inc. (A)	1,787	35,025
Hydril Co. (A)	480	24,000
IDEX Corp.	570	21,974
Intermagnetics
General Corp (A)	375	9,484
Joy Global, Inc.	825	23,042

50

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARE	MARKET VALUE

Kennametal, Inc.	900	$44,046
Kulicke & Soffa
Industries, Inc. (A)	1,060	7,070
Lam Research Corp. (A)	1,870	50,041
Manitowoc Co.	430	15,652
Medis Technologies Ltd. (A)	500	9,685
Middleby Corp.	100	5,037
NACCO Industries, Inc.	100	9,995
National-Oilwell, Inc. (A)	950	35,036
Nordson Corp.	410	15,428
Pentair, Inc.	1,460	64,707
Presstek, Inc. (A)	2,522	21,008
Rayovac Corp. (A)	500	18,785
Regal Beloit Corp.	400	12,056
Sauer-Danfoss, Inc.	550	10,769
Smith International,
Inc. (A)	1,400	82,880
Stewart & Stevenson
Services	400	8,176
Tennant Co.	200	7,742
Terex Corp. (A)	530	22,817
Thomas Industries, Inc.	200	7,798
Timken Co.	1,000	25,760
Toro Co.	240	19,980
Tower Automotive, Inc. (A)	800	648
Trinity Industries, Inc.	400	12,100
UNOVA, Inc. (A)	1,310	30,209
Watts Water
Technologies, Inc., Cl. A	550	17,628
Westinghouse Air Brake
Technologies Corp.	430	8,015
Woodward Governor Co.	200	14,247

		1,185,177

Manufacturing-0.1%
Actuant Corp., Cl. A (A)	300	15,675
Applied Films Corp. (A)	440	9,403
Jacuzzi Brands, Inc. (A)	900	9,090
Matthews International
Corp	400	13,884
Samsonite Corp. (A)	5,900	4,425

		52,477

Marine Transportation-0.2%
Alexander & Baldwin, Inc.	450	20,700
General Maritime Corp. (A)	590	$27,081
OMI Corp.	690	12,075
Overseas Shipholding
Group	440	24,556
Seabulk
International, Inc. (A)	1,727	22,572

		106,984

Measuring Devices-0.7%
Analogic Corp.	280	11,483
Coherent, Inc. (A)	700	21,000
Cohu, Inc.	400	6,748
Credence Systems
Corp. (A)	2,200	17,600
CUNO, Inc. (A)	290	16,655
FEI Co. (A)	850	17,136
Flir Systems, Inc. (A)	650	39,617
Formfactor, Inc. (A)	400	9,108
Input/Output, Inc. (A)	900	5,670
Inverness Medical
Innovations, Inc. (A)	460	11,643
Itron, Inc. (A)	500	11,525
Ixia (A)	1,200	18,624
LTX Corp. (A)	1,350	7,843
Mine Safety
Appliances Co.	900	44,064
MKS Instruments, Inc. (A)	900	14,085
MTS Systems Corp.	350	12,470
Newport Corp. (A)	600	7,800
Roper Industries, Inc.	613	35,591
Rudolph Technologies,
Inc. (A)	300	4,725
TriPath Imaging, Inc. (A)	750	6,488
Varian, Inc. (A)	1,000	39,930
Veeco Instruments,
Inc. (A)	400	6,996

		366,801

Medical Products & Services-5.5%
Abaxis, Inc. (A)	400	5,424
Advanced Medical
Optics, Inc. (A)	620	26,468
Advanced
Neuromodulation
Systems, Inc. (A)	300	11,853

51

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Affymetrix, Inc. (A)	780	$32,105
Albany Molecular
Research, Inc. (A)	810	8,910
Align Technology, Inc. (A)	730	6,322
Allscripts Healthcare
Solutions, Inc. (A)	900	9,432
American Medical
Systems Holdings,
Inc. (A)	500	19,635
Amsurg Corp. (A)	450	11,884
Apria Healthcare
Group, Inc. (A)	1,040	34,112
Arrow
International, Inc.	410	13,157
Arthrocare Corp. (A)	520	15,470
Aspect Medical
Systems, Inc. (A)	450	10,143
Beckman Coulter, Inc.	892	59,764
Beverly Enterprises,
Inc. (A)	1,850	22,625
Bio-Rad Laboratories,
Inc., Cl. A (A)	800	47,032
Biolase Technology, Inc.	500	5,060
Biosite, Inc. (A)	400	23,200
BioVeris Corp. (A)	780	5,148
Bruker BioSciences
Corp. (A)	1,450	5,227
Cambrex Corp.	510	11,378
Celera Genomics
Group - Applera
Corp. (A)	1,140	15,128
Cell Therapeutics,
Inc. (A)	1,000	9,600
Cepheid, Inc. (A)	800	8,196
Closure Medical Corp. (A)	300	5,952
Community Health
Systems, Inc. (A)	922	26,720
Conmed Corporation (A)	400	11,620
Connetics Corp. (A)	550	13,431
Cooper, Inc.	635	48,704
Corvel Corp. (A)	350	7,875
Covance, Inc. (A)	912	38,760
Coventry HealthCare,
Inc. (A)	1,696	96,515
Cross Country
Healthcare, Inc. (A)	380	$6,293
Cryolife, Inc. (A)	50	411
CTI Molecular
Imaging, Inc. (A)	650	9,574
Cyberonics (A)	400	10,068
Cytyc Corp. (A)	1,587	39,754
Dade Behring
Holdings, Inc. (A)	400	22,860
Datascope Corp.	380	15,025
DaVita, Inc. (A)	1,375	57,695
Dendrite
International, Inc. (A)	790	14,291
Dentsply
International, Inc.	1,100	61,677
Discovery
Laboratories, Inc. (A)	1,020	7,946
DJ Orthopedics, Inc. (A)	490	11,833
Eclipsys Corp. (A)	600	11,280
Edwards Lifesciences
Corp. (A)	1,350	54,945
Enzo Biochem, Inc. (A)	766	13,888
Enzon, Inc. (A)	1,290	16,641
Epix Medical, Inc. (A)	300	2,895
Eyetech
Pharmaceuticals, Inc. (A)	606	22,337
Gen-Probe, Inc. (A)	1,320	64,429
Genesis HealthCare
Corp. (A)	720	24,970
Genta, Inc. (A)	770	1,201
Gentiva Health
Services, Inc. (A)	400	6,360
Haemonetics Corp. (A)	700	27,209
Hanger Orthopedic
Group, Inc. (A)	450	3,240
HealthExtras, Inc. (A)	500	7,715
Henry Schein, Inc. (A)	600	40,836
Hillenbrand
Industries, Inc.	850	46,180
Hologic, Inc. (A)	350	12,495
Hooper Holmes, Inc.	1,350	6,817
Human Genome
Sciences, Inc. (A)	2,900	34,655
ICOS Corp. (A)	1,909	47,782
ICU Medical, Inc. (A)	200	5,268

52

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Idexx Laboratories, Inc. (A)	500	$29,005
IDX Systems Corp. (A)	750	23,265
II-VI, Inc. (A)	300	11,115
Immucor, Inc. (A)	562	17,203
Inamed Corp. (A)	450	31,140
Integra LifeSciences
Holdings Corp. (A)	500	18,840
InterMune, Inc. (A)	770	8,786
Intuitive Surgical, Inc. (A)	810	32,319
Invacare Corp.	300	13,962
Kensey Nash Corp. (A)	200	6,458
Kindred Healthcare, Inc. (A)	500	13,695
Kinetic Concepts, Inc. (A)	950	61,750
Kyphon, Inc. (A)	400	10,988
Laserscope (A)	250	7,387
LCA-Vision, Inc.	450	11,992
Learning Tree
International (A)	250	3,467
LifePoint Hospitals,
Inc. (A)	350	13,230
Lincare Holdings, Inc. (A)	1,455	60,382
Maxim Pharmaceuticals,
Inc. (A)	300	711
Maxygen (A)	600	6,597
Medcath Corp. (A)	350	8,169
Mentor Corp.	460	14,403
Merit Medical Systems,
Inc. (A)	560	7,941
MGI Pharma, Inc. (A)	1,840	41,750
Millennium
Pharmaceuticals (A)	4,442	40,911
Nabi
Biopharmaceuticals (A)	750	9,682
National Healthcare Corp.	777	25,439
NBTY, Inc. (A)	660	18,071
NDCHealth Corp.	460	7,158
NeighborCare, Inc. (A)	1,390	40,769
Nektar Therapeutic (A)	2,500	42,125
Neurocrine Biosciences,
Inc. (A)	590	26,993
Noven Pharmacuticals,
Inc. (A)	1,453	26,466
NU Skin Enterprises,
Inc., Cl. A	1,000	23,380
Nuvelo, Inc. (A)	700	5,530
Oakley, Inc. (A)	1,500	19,245
OCA, Inc. (A)	900	$4,986
Odyssey HealthCare,
Inc. (A)	387	4,501
Omnicare, Inc.	1,516	46,617
Option Care, Inc.	1,319	22,806
Pediatrix Medical Group,
Inc. (A)	300	20,037
PolyMedica Corp.	350	13,101
Possis Medical, Inc. (A)	250	2,873
Province Healthcare
Co. (A)	1,750	39,620
PSS World Medical,
Inc. (A)	2,650	33,258
Psychiatric Solutions,
Inc. (A)	300	10,620
Regeneration
Technologies, Inc. (A)	200	2,057
Regeneron
Pharmaceutical (A)	1,450	10,440
RehabCare Group,
Inc. (A)	300	8,106
Renal Care Group,
Inc. (A)	977	37,282
Res-Care, Inc. (A)	600	9,546
Resmed, Inc. (A)	950	48,735
Respironics, Inc. (A)	350	20,265
Santarus, Inc. (A)	500	3,180
Seattle Genetics,
Inc. (A)	1,420	8,406
Select Medical Corp.	3,225	57,179
Sola International,
Inc. (A)	610	16,842
SonoSite, Inc. (A)	350	11,106
Steris Corp. (A)	1,691	40,111
Sybron Dental
Specialties, Inc. (A)	650	24,544
Techne Corp. (A)	1,100	38,357
Telik, Inc. (A)	700	13,314
Thoratec Corp. (A)	950	9,453
Transkaryotic
Therapies, Inc. (A)	500	11,990
Triad Hospitals, Inc. (A)	1,118	45,491
United Surgical Partners
International, Inc. (A)	500	19,695
Universal Health
Services, Cl. B	847	36,455

53

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Varian Medical
Systems, Inc. (A)	1,991	$75,120
VCA Antech, Inc. (A)	1,000	18,550
Ventana Medical
Systems (A)	250	16,820
Viasys Healthcare,
Inc. (A)	450	8,231
Vicuron
Pharmaceuticals, Inc. (A)	650	9,848
VistaCare, Inc. (A)	350	5,373
Visx, Inc. (A)	780	20,966
Vital Signs, Inc.	250	10,040
West Pharmaceutical
Services, Inc.	680	17,748
Wright Medical Group,
Inc. (A)	400	10,980
Zoll Medical Corp. (A)	200	6,520
Zygo Corp. (A)	420	4,586

		2,991,499

Metals & Mining-0.7%
Amcol International Corp.	450	9,769
Century Aluminum Co. (A)	430	10,716
Cleveland-Cliffs, Inc. (A)	400	26,192
Coeur D’alene Mines
Corp. (A)	2,800	9,884
Commercial Metals Co.	800	23,120
Gibraltar Industries, Inc.	375	9,094
Glamis Gold Ltd. (A)	1,903	29,991
Hecla Mining
Company (A)	1,250	6,912
Kaydon Corp.	470	14,584
Lawson Products	200	9,972
Liquidmetal
Technologies, Inc. (A)	2,655	4,115
Meridian Gold, Inc. (A)	1,444	26,700
Mueller Industries, Inc.	500	15,850
Precision Castparts Corp.	900	63,270
Royal Gold, Inc.	350	5,667
Southern Peru
Copper Corp.	1,100	51,799
Stillwater Mining Co. (A)	1,399	14,801
Tredegar Corp.	500	8,475
USEC, Inc.	1,750	20,510

		361,421

Misc. Business Services-1.0%
Administaff, Inc. (A)	450	$6,565
Advisory Board Co. (A)	340	12,121
Advo, Inc.	450	16,551
Alliance Data
Systems Corp. (A)	1,800	78,156
Ariba, Inc. (A)	568	7,884
BearingPoint, Inc. (A)	3,792	29,919
Brink’s Co.	1,650	58,426
Central Parking Corp.	660	9,425
Century Business
Services, Inc. (A)	1,650	7,194
Charles River
Associates, Inc. (A)	150	6,519
Chemed Corp.	300	21,486
Deluxe Corp.	728	27,861
Forrester Research,
Inc. (A)	400	6,420
Gartner, Inc., Cl. A (A)	2,650	29,945
Gevity HR, Inc.	660	13,596
Gtech Holdings Corp.	1,320	30,862
Hypercom Corp. (A)	920	5,069
iPayment, Inc. (A)	390	18,314
Iron Mountain, Inc. (A)	1,882	53,072
MedQuist, Inc. (A)	600	7,650
NCO Group, Inc. (A)	1,118	25,468
PDI, Inc. (A)	250	4,995
Rollins, Inc.	500	12,400
Sotheby’s Holdings,
Cl. A (A)	700	12,558
Startek, Inc.	200	5,000
TeleTech Holdings,
Inc. (A)	950	10,089
Valuevision Media,
Inc. (A)	820	11,685
Ventiv Health, Inc. (A)	400	9,356
Viad Corp.	402	11,164
Volt Information
Sciences, Inc. (A)	300	9,582
Wireless Facilities,
Inc. (A)	750	6,390

		565,722

54

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Misc. Transportation-0.1%
Amerco, Inc. (A)	300	$13,641
Thor Industries, Inc.	1,000	34,550

		48,191

Office Furniture & Fixtures-0.4%
Ennis Business
Forms, Inc.	1,057	18,106
Global Imaging Systems
Incorporated (A)	350	12,526
Herman Miller, Inc.	1,450	38,744
HNI Corp.	580	23,403
IKON Office
Solutions, Inc.	1,970	21,177
Imagistics International,
Inc. (A)	170	5,823
Interface, Inc., Cl. A (A)	2,300	21,689
John H. Harland Co.	630	22,932
Lear Corp.	950	51,300
Steelcase, Inc.	2,159	29,406

		245,106

Paper & Paper Products-0.4%
Bowater, Inc.	550	20,900
Buckeye Technologies,
Inc. (A)	700	9,002
Caraustar Industries,
Inc. (A)	550	7,425
Deltic Timber Corp.	200	8,118
Glatfelter	800	10,864
Graphic Packaging
Corp. (A)	2,050	13,776
Packaging Corp of
America	1,555	34,692
Potlatch Corp.	380	17,488
Rayonier, Inc.	552	24,564
Rock-Tenn Co.	890	12,344
Schweitzer-Mauduit
International, Inc.	230	7,714
Smurfit-Stone Container
Corp. (A)	3,693	55,543
Wausau-Mosinee Paper
Corp	900	13,338

		235,768

Petroleum & Fuel Products-4.6%
Apco Argentina, Inc.	616	$22,792
ATP Oil & Gas Corp. (A)	2,000	39,800
Atwood Oceanics, Inc. (A)	250	15,250
Berry Petroleum Co.	490	26,529
BP Prudhoe Bay Royalty
Trust	420	22,197
Buckeye Partners LP	300	13,455
Cabot Oil & Gas Corp.,
Cl. A	500	23,540
Cal Dive International,
Inc. (A)	550	24,035
Callon Petroleum Co. (A)	1,050	15,340
Chesapeake Energy
Corp	4,748	83,422
Cimarex Energy Co. (A)	1,446	52,417
Comstock Resources,
Inc. (A)	640	15,014
Cross Timbers Royalty
Trust	5	205
Denbury Resources,
Inc. (A)	1,000	29,200
Diamond Offshore
Drilling	1,800	78,786
Dorchester Minerals LP	400	9,672
Enbridge Energy
Management LLC (A)	156	8,178
Encore Acquisition Co. (A)	850	31,705
Energy Partners Ltd. (A)	550	12,072
Ensco
International, Inc.	2,090	71,541
Enterprise Products
Partners LP	5,266	144,341
Equitable
Resources, Inc.	880	50,195
Forest Oil Corp. (A)	1,600	53,904
Frontier Oil Corp.	400	11,188
Global Industries Ltd. (A)	2,470	19,933
GlobalSantaFe Corp.	3,102	109,687
Grey Wolf, Inc. (A)	5,000	26,500
Hanover Compressor
Co. (A)	1,100	15,598
Harvest Natural
Resources (A)	2,416	31,336
Headwaters, Inc. (A)	900	28,620

55

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Helmerich & Payne, Inc.	610	$23,119
Holly Corp.	400	12,104
Houston Exploration
Co. (A)	410	22,226
Hugoton Royalty Trust	500	13,175
KCS Energy, Inc. (A)	650	9,457
Key Energy Services,
Inc. (A)	3,290	40,829
Lone Star
Technologies (A)	350	14,276
Magnum Hunter
Resources, Inc. (A)	1,270	18,936
Meridian Resource
Corp. (A)	1,050	5,575
Murphy Oil Corp.	1,230	109,814
Newfield Exploration
Co. (A)	800	48,960
Newpark Resources,
Inc. (A)	1,300	6,760
Noble Energy, Inc.	845	49,999
Oceaneering
International, Inc. (A)	400	15,244
Oil States
International, Inc. (A)	1,030	19,621
Patina Oil & Gas Corp.	700	25,676
Patterson-UTI
Energy, Inc.	1,800	35,010
Penn Virginia Corp.	420	17,791
Pioneer Natural
Resources Co.	2,114	81,156
Plains Exploration &
Production Co. (A)	1,596	45,933
Pogo Producing Co.	700	29,771
Premcor, Inc. (A)	1,240	59,520
Pride International,
Inc. (A)	1,980	46,312
Quicksilver Resource,
Inc. (A)	700	31,101
Range Resources Corp.	1,030	22,856
Remington Oil & Gas
Corp. (A)	610	17,843
Seacor Smit, Inc. (A)	250	13,998
Shelbourne Liquidating
Trust (A) †	200	3,408
Southwestern Energy
Co. (A)	550	$28,215
Spinnaker Exploration
Co. (A)	800	26,232
St. Mary Land &
Exploration Co.	400	17,204
Stone Energy Corp. (A)	410	17,548
Superior Energy
Services (A)	1,550	24,676
Swift Energy Co. (A)	350	10,595
Tesoro Petroleum
Corp. (A)	800	25,472
Tetra Technologies,
Inc. (A)	675	18,833
Tidewater, Inc.	1,464	56,745
Transmontaigne, Inc. (A)	2,965	20,162
Ultra Petroleum Corp. (A)	930	47,923
Unit Corp. (A)	900	32,886
Universal Compression
Holdings, Inc. (A)	600	23,352
Varco International,
Inc. (A)	1,950	59,690
Veritas DGC, Inc. (A)	660	16,493
Vintage Petroleum, Inc.	2,400	58,104
Weatherford International
Ltd. (A)	1,740	94,430
Whiting Petroleum
Corp. (A)	300	10,476

		2,515,958

Pharmaceuticals-3.7%
aaiPharma, Inc. (A)	525	1,402
Abgenix, Inc. (A)	1,070	9,395
Able Laboratories,
Inc. (A)	400	8,936
Accredo Health, Inc. (A)	535	15,932
Adolor Corp. (A)	800	7,064
Alexion Pharmaceuticals,
Inc. (A)	550	13,607
Alkermes, Inc. (A)	1,210	15,331
Alpharma, Inc., Cl. A	700	10,535
American
Pharmaceutical
Partners, Inc. (A)	1,550	76,725
Andrx Group (A)	690	15,070

56

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Atherogenics, Inc. (A)	1,000	$18,550
Avant
Immunotherapeutics,
Inc. (A)	1,900	3,439
Barr Laboratories,
Inc. (A)	1,519	72,228
Bentley Pharmaceuticals,
Inc. (A)	1,172	11,908
BioMarin
Pharmaceuticals,
Inc. (A)	1,590	9,619
Bone Care International,
Inc. (A)	350	9,905
Celgene Corp. (A)	2,240	61,242
Cell Genesys, Inc. (A)	700	4,900
Cephalon, Inc. (A)	610	30,012
Charles River
Laboratories
International, Inc. (A)	650	30,797
Cubist Pharmaceuticals,
Inc. (A)	700	7,994
CuraGen Corp. (A)	100	600
Cytogen Corp. (A)	175	1,914
Dendreon Corp. (A)	1,060	7,208
Diagnostic Products
Corp	250	12,692
Digene Corp. (A)	300	7,683
Endo Pharmaceutical
Holdings, Inc. (A)	1,919	40,318
Eon Labs, Inc. (A)	1,292	33,153
First Horizon
Pharmaceutical
Corp. (A)	810	14,483
Genentech, Inc. (A)	15,282	729,104
Geron Corp. (A)	850	6,893
ImClone Systems (A)	1,200	50,340
Immunogen, Inc. (A)	700	4,879
Impax Laboratories,
Inc. (A)	600	10,287
Inspire Pharmaceuticals,
Inc. (A)	450	6,660
Invitrogen Corp. (A)	767	52,701
IVAX Corp. (A)	3,456	51,944
Kos Pharmaceuticals,
Inc. (A)	850	28,067
KV Pharmaceutical Co.,
Cl. A (A)	480	$9,864
Ligand Pharmaceuticals,
Inc., Cl. B (A)	1,150	11,971
Martek Biosciences
Corp. (A)	500	26,410
Medarex, Inc. (A)	1,400	13,314
Medicines Co. (A)	1,190	32,737
Medicis Pharmaceutical,
Cl. A	1,200	43,320
NPS Pharmaceuticals,
Inc. (A)	950	15,675
Onyx Pharmaceuticals,
Inc. (A)	550	15,972
Orasure Technologies,
Inc. (A)	1,175	6,709
OSI Pharmaceuticals,
Inc. (A)	722	47,002
Par Pharmaceutical
Cos., Inc. (A)	350	13,265
Parexel International
Corp. (A)	690	16,367
Perrigo Co.	650	11,148
Pharmion Corp. (A)	300	10,878
Pharmos Corp. (A)	1,950	1,950
Praecis
Pharmaceuticals, Inc. (A)	1,675	2,613
Priority Healthcare
Corp., Cl. B (A)	450	10,377
Protein Design Labs,
Inc. (A)	2,760	55,669
Salix Pharmaceuticals
Ltd. (A)	825	12,416
Sepracor, Inc. (A)	1,275	72,905
Serologicals Corp. (A)	610	14,420
Sirna Therapeutics,
Inc. (A)	1,806	5,833
Tanox, Inc. (A)	550	6,529
United Therapeutics
Corp. (A)	300	12,801
USANA Health Sciences,
Inc. (A)	250	9,095
Valeant Pharmaceuticals
International	910	22,723

57

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Vertex Pharmaceuticals,
Inc. (A)	1,145	$11,645
XOMA Ltd. (A)	1,800	3,546
Zymogenetics, Inc. (A)	1,700	35,105

		2,045,776

Photographic Equipment
& Supplies-0.0%
Sonic Solutions, Inc. (A)	300	5,343

Printing & Publishing-1.5%
American Greetings,
Cl. A	750	18,105
Banta Corp.	300	12,993
Belo Corp., Cl. A	1,280	29,939
Bowne & Co., Inc.	750	11,137
Cenveo, Inc. (A)	2,200	6,490
Consolidated Graphics,
Inc. (A)	200	8,440
Courier Corp.	200	10,450
Dex Media, Inc. (A)	2,100	49,119
E.W. Scripps Co., Cl. A	2,160	100,138
Harte-Hanks, Inc.	900	23,805
Hollinger
International, Inc.	1,000	14,570
John Wiley & Sons,
Cl. A	1,170	39,370
Journal
Communications,
Inc., Cl. A	2,100	36,015
Journal Register Co. (A)	1,000	18,130
Lee Enterprises, Inc.	450	20,047
McClatchy Co., Cl. A	640	44,755
Media General, Inc.	350	22,389
Playboy Enterprises,
Inc., Cl. B (A)	600	7,500
Primedia, Inc. (A)	3,700	14,356
Pulitzer, Inc.	180	11,423
Readers Digest
Association, Cl. A	1,100	17,732
Reynolds & Reynolds
Co., Cl. A	2,100	57,267
RH Donnelley Corp. (A)	370	21,904
Scholastic Corp. (A)	250	8,563
Thomas Nelson, Inc.	350	$7,823
Valassis
Communications, Inc. (A)	1,600	54,320
Washington Post, Cl. B	145	132,603

		799,383

Professional Services-1.4%
Alderwoods Group,
Inc. (A)	600	7,221
American Healthways,
Inc. (A)	400	12,472
Bright Horizons Family
Solutions, Inc. (A)	260	15,236
Career Education
Corp. (A)	1,491	60,072
CDI Corp.	400	8,400
Corinthian Colleges,
Inc. (A)	800	15,384
Corporate Executive
Board Corp.	600	38,340
Corrections Corp. of
America (A)	400	16,436
DeVry, Inc. (A)	1,700	30,158
Education Management
Corp. (A)	1,062	33,920
FTI Consulting, Inc. (A)	1,045	20,273
ITT Educational
Services, Inc. (A)	1,240	60,909
Jacobs Engineering
Group, Inc. (A)	819	41,597
Labor Ready, Inc. (A)	500	7,920
Laureate Education,
Inc. (A)	1,250	55,450
LECG Corp. (A)	450	8,041
Maximus, Inc. (A)	300	9,024
McDermott International,
Inc. (A)	850	15,725
MoneyGram
International, Inc.	1,609	31,215
Navigant Consulting,
Inc. (A)	600	14,358
Per-Se Technologies,
Inc. (A)	550	8,030
Pre-Paid Legal Services,
Inc. (A)	400	14,848

58

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Resources Connection,
Inc. (A)	450	$22,954
ServiceMaster Co.	8,000	103,120
Shaw Group, Inc. (A)	750	12,608
Spherion Corp. (A)	1,280	9,984
Stewart Enterprises,
Inc. (A)	1,660	10,657
Strayer Education, Inc.	200	21,470
Tetra Tech, Inc. (A)	950	14,089
URS Corp. (A)	500	14,105
Watson Wyatt & Co.
Holdings	650	17,056

		751,072

Railroads-0.1%
Florida East Coast
Industries, Cl. A	350	15,071
Kansas City Southern (A)	1,300	22,698

		37,769

Real Estate-0.5%
Avatar Holdings, Inc. (A)	200	9,608
CB Richard Ellis Group,
Inc. (A)	1,650	57,733
Forest City Enterprises,
Inc., Cl. A	535	31,009
Jones Lang LaSalle,
Inc. (A)	610	21,808
LNR Property Corp.	500	31,500
Orleans Homebuilders,
Inc. (A)	400	7,740
St. Joe Co.	1,070	73,616
Trammell Crow Co. (A)	550	9,317
WP Carey & Co. LLC	440	14,212

		256,543

Real Estate Investment
Trusts-6.1%
Acadia Realty Trust	1,658	26,627
Alexander’s, Inc. (A)	90	19,701
Alexandria Real Estate
Equities, Inc.	220	14,643
AMB Property Corp.	1,204	44,825
American Financial
Realty Trust	2,850	42,892
American Home Mortgage
Investment Corp.	560	$18,721
AMLI Residential
Properties Trust	430	12,522
Annaly Mortgage
Management, Inc.	2,150	42,140
Anthracite Capital, Inc.	950	11,390
Anworth Mortgage
Asset Corp.	600	5,976
Arbor Realty Trust, Inc.	400	9,520
Arden Realty, Inc.	650	21,918
AvalonBay
Communities, Inc.	1,000	66,920
Bedford Property
Investors	250	6,277
Boston Properties, Inc.	1,410	81,470
Brandywine Realty Trust	580	16,066
BRE Properties, Cl. A	650	23,900
Burnham Pacific
Properties, Inc. (A)	2,050	236
Camden Property Trust	700	31,717
Capital Automotive	350	11,434
CarrAmerica Realty Corp.	700	21,245
Catellus Development
Corp	1,447	38,809
CBL & Associates
Properties, Inc.	330	22,697
Centerpoint Properties
Corp	1,120	47,544
Colonial Properties Trust	290	10,527
Commercial Net Lease
Realty	930	17,437
Cornerstone Realty
Income Trust, Inc.	850	8,168
Corporate Office
Properties Trust
SBI MD	500	12,865
Correctional Properties
Trust	561	14,580
Cousins Properties, Inc.	610	18,477
Crescent Real Estate
Equities Co.	1,400	23,198
CRT Properties, Inc.	530	12,169
Developers Diversified
Realty Corp.	1,489	59,188

59

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Duke Realty Corp.	2,071	$64,408
Eastgroup Properties	350	12,666
Entertainment
Properties Trust	380	16,002
Equity Inns, Inc.	850	9,265
Equity Lifestyle
Properties, Inc.	370	12,684
Equity One, Inc.	2,440	49,800
Essex Property
Trust, Inc.	650	46,768
Federal Realty
Investment Trust	500	23,590
FelCor Lodging Trust,
Inc. (A)	1,100	15,356
First Industrial Realty
Trust	1,200	46,944
Gables Residential
Trust	750	25,095
General Growth
Properties, Inc.	2,900	92,133
Getty Realty Corp.	460	12,277
Glenborough Realty
Trust, Inc.	540	10,400
Glimcher Realty
Trust	760	19,448
Health Care Property
Investors, Inc.	1,850	48,026
Health Care, Inc.	650	21,775
Healthcare Realty
Trust, Inc.	1,200	43,764
Heritage Property
Investment Trust	1,540	45,338
Highland Hospitality
Corp.	700	7,595
Highwoods
Properties, Inc.	1,940	47,530
Home Properties of
New York, Inc.	390	15,756
Hospitality Properties
Trust	950	40,518
Host Marriott Corp. (A)	5,051	80,816
HRPT Properties
Trust	4,200	50,022
IMPAC Mortgage
Holdings, Inc.	2,000	45,680
Innkeepers USA Trust	750	$10,125
Investors Real
Estate Trust	750	7,508
iStar Financial, Inc.	1,619	67,755
Kilroy Realty Corp.	620	24,230
Kimco Realty Corp.	1,455	77,086
Kramont Realty Trust	450	10,535
LaSalle Hotel Properties	300	9,102
Lexington Corporate
Properties Trust	650	13,910
Liberty Property Trust	1,233	48,149
LTC Properties, Inc.	450	8,766
Macerich Co.	861	49,258
Mack-Cali Realty Corp.	1,034	43,407
Maguire Properties, Inc.	1,180	27,907
Meristar Hospitality
Corp. (A)	2,913	22,488
MFA Mortgage
Investments, Inc.	1,180	9,865
Mid-America Apartment
Communities, Inc.	330	12,481
Mills Corp.	781	43,681
Mission West Properties	1,340	13,896
National Health
Investors, Inc.	520	13,302
Nationwide Health
Properties, Inc.	860	18,653
New Century
Financial Corp.	675	40,426
New Plan Excel
Realty Trust	1,758	44,425
Newcastle Investment
Corp	1,200	36,288
Novastar Financial, Inc.	250	11,518
Omega Healthcare
Investors, Inc.	750	8,415
Pan Pacific Retail
Properties, Inc.	400	23,156
Parkway Properties, Inc.	200	9,300
Pennsylvania Real
Estate Investment
Trust	450	18,009
Post Properties, Inc.	600	19,008
Prentiss Properties
Trust	700	25,081

60

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

PS Business Parks, Inc.	500	$21,100
Public Storage, Inc.	1,710	89,792
RAIT Investment Trust	420	10,899
Ramco-Gershenson
Properties	300	8,460
Realty Income Corp.	1,400	32,634
Reckson Associates
Realty	1,600	49,088
Redwood Trust, Inc.	200	11,332
Regency Centers Corp.	886	43,768
Saul Centers, Inc.	250	8,350
Saxon Capital, Inc. (A)	520	11,258
Senior Housing
Properties Trust	700	11,585
Shurgard Storage
Centers, Inc.	1,200	49,080
SL Green Realty Corp.	390	20,760
Sovran Self Storage, Inc.	200	7,960
Summit Properties, Inc.	520	15,834
Sun Communities, Inc.	450	16,695
Tanger Factory Outlet
Centers	540	12,744
Taubman Centers, Inc.	1,200	32,412
Thornburg
Mortgage, Inc.	1,209	33,671
Town & Country Trust	300	7,704
Trizec Properties, Inc.	2,212	39,175
United Dominion
Realty Trust, Inc.	1,788	39,729
Universal Health
Realty Income Trust	250	7,535
US Restaurant
Properties, Inc.	500	8,375
Ventas, Inc.	1,900	48,640
Vornado Realty Trust	1,830	126,526
Washington Real Estate
Investment Trust	700	21,196
Weingarten Realty
Investors	1,190	42,543

		3,316,030

Retail-5.3%
1-800-Flowers.com,
Inc. (A)	1,868	13,730
7-Eleven, Inc. (A)	1,150	27,427
99 Cents Only Stores (A)	500	$7,500
Abercrombie & Fitch
Co., Cl. A	1,382	69,266
AC Moore Arts &
Crafts, Inc. (A)	460	12,668
Advance Auto Parts (A)	1,078	46,462
Aeropostale, Inc. (A)	555	15,423
American Eagle
Outfitters	960	48,768
AnnTaylor Stores
Corp. (A)	675	14,506
Applebees
International, Inc.	1,500	41,790
Asbury Automotive
Group, Inc. (A)	740	12,491
Barnes & Noble, Inc. (A)	650	21,255
Bebe Stores, Inc.	900	23,319
Big 5 Sporting Goods
Corp. (A)	300	8,214
BJ’s Restaurants, Inc. (A)	1,533	23,746
BJ’s Wholesale Club,
Inc. (A)	1,900	54,359
Bob Evans Farms	300	7,308
Borders Group, Inc.	1,000	26,250
Brinker International,
Inc. (A)	1,403	52,767
Brookstone, Inc. (A)	400	6,000
Brown Shoe Co., Inc	280	8,109
Buckle, Inc.	250	7,152
Burlington Coat
Factory Warehouse	760	19,616
California Pizza
Kitchen, Inc. (A)	400	10,164
Carmax, Inc. (A)	1,514	43,800
Casey’s General
Stores, Inc.	1,200	21,144
Cash America
International, Inc.	560	16,016
CBRL Group, Inc.	500	20,555
CEC Entertainment,
Inc. (A)	375	14,677
Charlotte Russe
Holding, Inc. (A)	400	4,288
Charming Shoppes (A)	2,320	19,256
Cheesecake Factory (A)	1,695	54,867

61

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Chico’s Fas, Inc. (A)	1,250	$65,850
Children’s Place (A)	350	13,279
Christopher &
Banks Corp.	380	6,753
CKE Restaurants, Inc. (A)	700	10,150
Claire’s Stores, Inc.	1,050	21,661
Coldwater Creek, Inc. (A)	450	12,276
Copart, Inc. (A)	1,550	35,619
Cost Plus, Inc. (A)	400	10,492
CSK Auto Corp. (A)	900	14,193
DEB Shops, Inc.	350	9,590
Deckers Outdoor
Corp. (A)	300	11,631
Dick’s Sporting
Goods, Inc. (A)	400	13,600
Dollar Tree Stores,
Inc. (A)	1,250	34,037
Dress Barn, Inc. (A)	400	7,656
Electronics Boutique
Holdings Corp. (A)	460	16,141
Finish Line	840	17,052
Foot Locker, Inc.	2,117	56,990
Fred’s, Inc., Cl. A	490	8,070
GameStop Corp. (A)	450	8,590
Gander Mountain Co. (A)	300	2,604
Genesco, Inc. (A)	300	8,682
Goody’s Family
Clothing, Inc.	600	5,586
Guitar Center, Inc. (A)	410	23,472
Haverty Furniture	450	8,055
Hibbett Sporting
Goods, Inc. (A)	300	7,740
HOT Topic, Inc. (A)	750	14,535
Ihop Corp.	300	12,939
Insight Enterprises,
Inc. (A)	1,450	28,057
J Jill Group, Inc. (A)	350	5,061
Jack in the Box, Inc. (A)	400	13,832
Jo-Ann Stores, Inc. (A)	460	12,609
JOS A Bank Clothiers,
Inc. (A)	250	7,175
K-Swiss, Inc., Cl. A	400	12,100
Kenneth Cole
Productions, Inc.	250	6,672
Kmart Holding Corp. (A)	1,305	122,905
Krispy Kreme
Doughnuts, Inc. (A)	610	$5,356
Landry’s Seafood
Restaurants	400	11,280
Linens ‘N Things,
Inc. (A)	400	10,360
Lithia Motors, Inc.	300	8,154
Lone Star
Steakhouse & Saloon	430	11,825
Longs Drug Stores
Corp	1,200	31,512
MarineMax, Inc. (A)	460	14,472
Marvel Enterprises,
Inc. (A)	2,615	46,704
Men’s Wearhouse,
Inc. (A)	500	16,635
Michaels Stores, Inc.	1,958	60,208
Mothers Work, Inc. (A)	250	3,720
Movado Group, Inc.	500	9,115
Movie Gallery, Inc.	350	7,332
MSC Industrial
Direct Co., Cl. A	1,000	34,620
Neiman-Marcus
Group, Inc., Cl. A	717	47,967
O’Charleys, Inc. (A)	400	7,374
O’Reilly Automotive,
Inc. (A)	950	43,443
Outback Steakhouse,
Inc	840	38,682
Pacific Sunwear of
California	2,200	53,878
Papa John’s
International, Inc. (A)	360	11,581
Payless
Shoesource, Inc. (A)	1,800	21,258
PEP Boys-Manny
Moe & Jack	1,970	33,923
Petco Animal
Supplies, Inc. (A)	1,250	47,463
Petsmart, Inc.	2,020	61,065
PF Chang’s China
Bistro, Inc. (A)	340	18,901
Pier 1 Imports, Inc.	2,650	46,932
Rare Hospitality
International, Inc. (A)	550	17,325

62

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Red Robin Gourmet
Burgers, Inc. (A)	250	$11,813
Retail Ventures, Inc. (A)	900	6,264
Rite Aid Corp. (A)	4,750	16,815
Ross Stores, Inc.	2,202	63,021
Ruby Tuesday, Inc.	600	15,264
Ruddick Corp.	1,100	23,210
Ryan’s Restaurant
Group, Inc. (A)	850	11,679
Saks, Inc.	1,500	21,345
School Specialty, Inc. (A)	350	13,612
Select Comfort Corp. (A)	900	17,613
Sharper Image Corp. (A)	370	6,364
ShopKo Stores, Inc. (A)	550	9,917
Smart & Final, Inc. (A)	500	7,225
Sonic Automotive, Inc.	620	14,483
Sonic Corp. (A)	505	16,079
Sports Authority, Inc. (A)	250	6,343
Stage Stores, Inc. (A)	320	12,650
Steak N Shake Co. (A)	400	7,884
Stein Mart, Inc. (A)	930	18,349
Stride Rite Corp.	1,250	15,300
Talbots, Inc.	950	25,717
TBC Corp. (A)	230	5,874
Too, Inc. (A)	620	16,839
Tractor Supply Co. (A)	1,110	39,738
Trans World
Entertainment (A)	850	10,668
Tuesday Morning Corp. (A)	700	20,111
Ultimate Electronics,
Inc. (A)	400	688
Urban Outfitters, Inc. (A)	1,780	74,885
Weis Markets, Inc.	550	20,928
West Marine, Inc. (A)	400	9,444
Whole Foods
Market, Inc.	830	74,219
Williams-Sonoma, Inc. (A)	1,600	55,360
World Fuel Services
Corp	150	7,602
Yankee Candle Co.,
Inc. (A)	1,600	52,416
Zale Corp. (A)	700	18,592

		2,907,943

Rubber & Plastic-0.1%
Bandag, Inc.	350	$16,940
Myers Industries, Inc.	605	7,829
Schulman A, Inc.	350	6,191
Trex Co., Inc. (A)	200	9,810

		40,770

Semi-Conductors/Instruments-2.1%
Actel Corp. (A)	350	5,918
Advanced Energy
Industries, Inc. (A)	350	2,502
Agere Systems, Inc.,
Cl. A (A)	15,370	22,133
AMIS Holdings, Inc. (A)	400	4,304
Amkor Technology,
Inc. (A)	1,620	7,177
Amphenol Corp., Cl. A (A)	950	37,363
Artesyn Technologies,
Inc. (A)	750	7,635
Asyst Technologies,
Inc. (A)	550	2,420
Atmel Corp. (A)	13,090	40,055
ATMI, Inc. (A)	1,150	26,139
Avanex Corp. (A)	1,600	3,712
Axcelis Technologies,
Inc. (A)	1,130	8,441
Benchmark Electronics,
Inc. (A)	600	19,182
Brillian Corp. (A)	25	61
Brooks Automation,
Inc. (A)	1,410	21,559
Caliper Life Sciences
Inc. (A)	250	1,885
Ceradyne, Inc. (A)	300	10,119
Conexant Systems,
Inc. (A)	4,266	6,996
Cree, Inc. (A)	930	22,348
Cubic Corp.	400	9,120
Cymer, Inc. (A)	700	18,564
Cypress Semiconductor
Corp. (A)	3,850	43,890
DSP Group, Inc. (A)	490	12,157
Dupont Photomasks,
Inc. (A)	450	11,956
Emulex Corp. (A)	2,220	36,341

63

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

ESS Technology (A)	650	$3,932
Exar Corp. (A)	1,550	22,274
Fairchild Semiconductor
International, Inc.,
Cl. A (A)	3,400	48,518
Finisar Corp. (A)	7,280	12,740
Genesis Microchip, Inc. (A)	500	6,350
Helix Technology Corp.	400	5,868
Integrated Circuit
Systems, Inc. (A)	2,050	38,950
Integrated Device
Technology, Inc. (A)	733	8,605
Integrated Silicon
Solutions, Inc. (A)	500	3,260
International Rectifier
Corp. (A)	720	28,188
Intersil Corp., Cl. A	1,556	23,075
Lattice Semiconductor
Corp. (A)	1,600	7,184
Mattson Technology,
Inc. (A)	1,030	8,534
MEMC Electronic
Materials, Inc. (A)	4,525	55,658
Methode Electronics,
Inc	650	8,145
Micrel, Inc. (A)	1,120	9,677
Microchip Technology,
Inc	2,722	70,908
Microsemi Corp. (A)	1,500	23,145
Mindspeed Technologies,
Inc. (A)	3,250	7,556
Mykrolis Corp. (A)	900	11,871
Omnivision Technologies,
Inc. (A)	1,530	24,832
ON Semiconductor
Corp. (A)	2,250	8,235
Oplink Communications,
Inc. (A)	950	1,435
OSI Systems, Inc. (A)	938	15,327
Park Electrochemical
Corp	300	5,865
Pericom Semiconductor
Corp. (A)	700	5,873
Photon Dynamics, Inc. (A)	250	5,398
Photronics, Inc. (A)	550	8,250
Pixelworks, Inc. (A)	830	$7,794
Plexus Corp. (A)	1,500	17,280
Power Integration (A)	600	10,980
Rambus, Inc. (A)	3,050	55,022
RF Micro Devices,
Inc. (A)	4,730	25,873
Semtech Corp. (A)	1,000	18,380
Silicon Image, Inc. (A)	1,220	14,530
Silicon Laboratories,
Inc. (A)	1,450	49,445
Silicon Storage
Technology (A)	990	4,544
Siliconix, Inc. (A)	450	13,622
Sirenza Microdevices,
Inc. (A)	950	4,114
Sirf Technology
Holdings, Inc. (A)	550	5,803
Skyworks Solutions,
Inc. (A)	1,510	11,461
Standard Microsystems
Corp. (A)	300	4,755
Stratos Lightwave, Inc. (A)	210	840
Tessera Technologies,
Inc. (A)	660	25,674
Three-Five Systems,
Inc. (A)	100	172
Transmeta Corp. (A)	500	550
Transwitch Corp. (A)	300	345
Triquint Semiconductor,
Inc. (A)	1,900	6,422
TTM Technologies, Inc. (A)	650	6,110
Varian Semiconductor
Equipment
Associates, Inc. (A)	300	10,284
Vitesse Semiconductor
Corp. (A)	1,570	4,553
Zoran Corp. (A)	639	6,511

		1,166,694

Software-2.0%
Activision, Inc. (A)	2,175	49,155
Actuate Corp. (A)	500	1,265
Advent Software, Inc. (A)	700	13,475
Akamai Technologies,
Inc. (A)	1,800	23,580

64

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Altiris, Inc. (A)	350	$11,378
Art Technology
Group, Inc. (A)	800	1,040
Aspect
Communications
Corp. (A)	650	7,254
At Road, Inc. (A)	650	3,796
BEA Systems, Inc. (A)	5,972	50,881
Borland Software
Corp. (A)	1,810	15,530
Brocade Communications
System, Inc. (A)	8,772	54,386
Cerner Corp. (A)	430	21,392
Commerce One, Inc. (A)	75	14
DST Systems, Inc. (A)	1,223	59,291
E.piphany, Inc. (A)	1,100	4,719
Echelon Corp. (A)	400	2,856
Epicor Software Corp. (A)	600	8,094
F5 Networks, Inc. (A)	350	16,779
Hyperion Solutions
Corp. (A)	950	45,638
i2 Technologies, Inc. (A)	900	513
Informatica Corp. (A)	1,250	9,675
Interactive Intelligence,
Inc. (A)	350	1,536
Internet Security
Systems (A)	1,850	41,347
Interwoven, Inc. (A)	100	911
Keane, Inc. (A)	1,570	20,520
Lawson Software,
Inc. (A)	1,500	9,825
Magma Design
Automation, Inc. (A)	450	6,075
Mantech International
Corp., Cl. A (A)	400	8,620
Matrixone, Inc. (A)	400	2,168
Micromuse, Inc. (A)	1,690	8,687
Microstrategy, Inc.,
Cl. A (A)	200	14,540
Midway Games, Inc. (A)	800	7,784
National Instruments
Corp	750	20,505
NETIQ Corp. (A)	950	11,172
Omnicell, Inc. (A)	620	5,270
Opsware, Inc. (A)	1,150	6,601
Packeteer, Inc. (A)	350	$5,103
PDF Solutions, Inc. (A)	201	2,921
Peregrine Systems,
Inc. (A)	10	198
Pixar, Inc. (A)	1,390	121,166
Portal Software, Inc. (A)	390	1,100
Progress Software
Corp. (A)	650	14,001
Quest Software, Inc. (A)	1,070	15,194
RealNetworks, Inc. (A)	5,900	35,813
Red Hat, Inc. (A)	1,950	21,157
Renaissance
Learning, Inc.	450	7,384
S1 Corp. (A)	1,100	9,091
Saba Software, Inc. (A)	187	1,139
Salesforce.com, Inc. (A)	1,540	21,098
ScanSoft, Inc. (A)	1,400	5,894
Seebeyond Technology
Corp. (A)	800	2,768
Serena Software, Inc. (A)	600	12,900
SonicWall, Inc. (A)	1,800	11,628
SS&C Technologies, Inc.	350	7,655
Sybase, Inc. (A)	2,650	51,596
Take-Two Interactive
Software (A)	1,030	36,308
THQ, Inc. (A)	550	12,238
Tibco Software, Inc. (A)	2,930	32,201
TradeStation Group,
Inc. (A)	1,100	6,710
Transaction Systems
Architects, Inc., Cl. A (A)	500	10,620
Trizetto Group (A)	1,100	9,526
Ulticom, Inc. (A)	700	9,660
Vastera, Inc. (A)	2,650	7,579
Verint Systems, Inc. (A)	560	21,353
Verity, Inc. (A)	600	7,242
Vignette Corp. (A)	4,150	5,437
Vitria Technology, Inc. (A)	87	357
WebEx Communications,
Inc. (A)	500	10,050
webMethods, Inc. (A)	1,100	6,325
Wind River Systems (A)	2,170	27,234

		1,116,918

65

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Specialty Machinery-0.3%
Aaon, Inc. (A)	832	$12,047
Lennox
International, Inc.	990	19,761
Littelfuse, Inc. (A)	340	10,822
Modine
Manufacturing Co.	600	18,918
Tecumseh Products Co.	1,470	59,726
Valence Technology,
Inc. (A)	4,688	14,533
Watsco, Inc.	400	13,844
York International Corp.	800	29,056

		178,707

Steel & Steel Works-0.4%
AK Steel Holding
Corp. (A)	2,240	32,502
Carpenter Technology	400	24,504
International Steel
Group, Inc. (A)	1,370	55,143
Maverick Tube Corp. (A)	540	18,392
Quanex Corp.	510	26,887
Reliance Steel &
Aluminum Co.	350	13,430
Ryerson Tull, Inc.	500	6,635
Schnitzer Steel
Industries, Inc., Cl. A	375	12,919
Steel Dynamics, Inc.	532	20,110
Texas Industries, Inc.	380	24,145

		234,667

Telephones & Telecommunications-2.3%
Adelphia Business
Solutions, Inc. (A)	199	4
Adtran, Inc.	710	12,716
Alamosa Holdings,
Inc. (A)	2,300	29,440
Alaska Communications
Systems Group, Inc. (A)	1,100	9,625
American Tower Corp.,
Cl. A (A)	3,267	59,198
Anixter
International, Inc.	600	20,058
Audiovox Corp., Cl. A (A)	1,464	24,010
Centennial
Communications
Corp. (A)	1,790	$15,573
Cincinnati Bell, Inc. (A)	8,900	37,825
Commonwealth
Telephone (A)	500	23,920
Covad Communications
Group (A)	1,900	3,211
Crown Castle
International Corp. (A)	3,281	53,808
Dobson Communications
Corp. (A)	3,000	5,520
Equinix, Inc. (A)	360	15,098
Exodus
Communications,
Inc. (A) †	550	—
Foundry Networks,
Inc. (A)	3,860	39,681
General Cable Corp. (A)	600	7,242
General Communication,
Cl. A (A)	2,270	22,655
Global Crossing Ltd. (A)	500	11,795
Global Payments, Inc.	1,100	63,019
Infonet Services Corp.,
Cl. B (A)	7,740	15,790
j2 Global
Communications,
Inc. (A)	250	8,120
Juniper Networks,
Inc. (A)	7,716	193,903
Level 3 Communications,
Inc. (A)	6,230	17,070
MCI, Inc.	4,150	80,053
Metromedia Fiber
Network, Inc.,
Cl. A (A) †	600	—
Nextel Partners, Inc.,
Cl. A (A)	2,689	53,484
North Pittsburgh
Systems, Inc.	982	23,607
Novatel Wireless, Inc. (A)	350	4,182
NTL, Inc. (A)	1,274	86,670
Optical Cable Corp. (A)	84	423
Premiere Global
Services, Inc. (A)	1,340	13,172

66

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Primus
Telecommunications
Group (A)	2,500	$5,750
RCN Corp. (A) †	1,600	—
Shenandoah
Telecomm Co. (A)	400	11,144
Spectrasite, Inc. (A)	713	41,782
SureWest
Communications	250	6,058
Sycamore Networks,
Inc. (A)	2,550	8,823
Telephone & Data
Systems, Inc.	790	65,033
Time Warner Telecom,
Inc., Cl. A (A)	150	524
Triton PCS Holdings,
Inc., Cl. A (A)	1,050	3,875
Ubiquitel, Inc. (A)	1,700	11,883
US Cellular Corp. (A)	1,193	53,566
US Unwired, Inc. (A)	2,350	11,750
Warwick Valley
Telephone Co.	600	13,800
West Corp. (A)	967	32,288
Western Wireless Corp.,
Cl. A (A)	1,356	51,230

		1,268,378

Testing Laboratories-0.5%
Accelrys, Inc. (A)	610	3,459
Amylin Pharmaceticals,
Inc. (A)	2,163	48,473
Antigenics, Inc. (A)	900	7,470
Ariad Pharmaceuticals,
Inc. (A)	900	6,759
CV Therapeutics, Inc. (A)	500	10,305
Diversa Corp. (A)	750	5,715
Dyax Corp. (A)	550	3,113
eResearch Technology,
Inc. (A)	630	7,737
Exelixis, Inc. (A)	1,490	11,562
Genencor International,
Inc. (A)	710	13,533
Incyte Corp. (A)	1,760	15,770
Isis Pharmaceuticals,
Inc. (A)	1,980	10,058
Lexicon Genetics, Inc. (A)	1,000	$6,700
Luminex Corp. (A)	700	5,418
Myriad Genetics, Inc. (A)	390	9,656
Oscient Pharmaceuticals
Corp. (A)	1,500	4,980
Pharmaceutical Product
Development, Inc. (A)	1,500	62,175
Pharmacopeia Drug
Discovery, Inc. (A)	305	1,647
Rigel Pharmaceuticals,
Inc. (A)	300	5,757
SFBC International,
Inc. (A)	300	11,763
Symyx Technologies,
Inc. (A)	400	10,380
Tejon Ranch Co. (A)	370	16,006
Trimeris, Inc. (A)	250	3,005

		281,441

Trucking-1.3%
Arkansas Best Corp.	510	20,487
CH Robinson
Worldwide, Inc.	1,200	61,800
CNF, Inc.	800	37,528
Expeditors International
Washington, Inc.	1,400	78,596
Forward Air Corp. (A)	390	16,620
GATX Corp.	1,700	50,626
Heartland Express	975	20,709
Hunt JB Transportation
Services, Inc.	1,176	51,885
Kirby Corp. (A)	450	19,818
Knight Transportation,
Inc. (A)	945	23,247
Laidlaw International,
Inc. (A)	3,190	69,446
Landstar Systems, Inc. (A)	1,200	41,736
Old Dominion Freight
Line (A)	300	10,605
Overnite Corp.	350	10,808
Pacer International,
Inc. (A)	580	11,345
SCS Transportation,
Inc. (A)	300	7,026
Sirva, Inc. (A)	1,600	14,176

67

TD WATERHOUSE TRUST
Extended Market Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Swift Transportation
Co., Inc. (A)	1,527	$34,052
USF Corp.	600	19,776
Wabash National Corp. (A)	490	12,436
Werner Enterprises, Inc.	2,287	48,759
Yellow Roadway Corp. (A)	490	27,744

		689,225

Water Utilities-0.1%
Aqua America, Inc.	2,375	57,071
Ionics, Inc. (A)	300	13,158

		70,229

Wholesale-1.4%
Adesa, Inc.	848	17,528
Aramark Corp.	2,718	70,641
Arrow Electronics,
Inc. (A)	1,675	39,547
Aviall, Inc. (A)	400	11,524
Avnet, Inc. (A)	1,754	31,432
Barnes Group, Inc.	300	7,695
Central European
Distribution Corp. (A)	300	9,855
Fastenal Co.	1,050	63,136
Fresh Del Monte
Produce	1,800	57,474
Handleman Co.	400	7,780
Hughes Supply, Inc.	1,600	48,608
Ingram Micro, Inc.,
Cl. A (A)	2,262	41,802
LKQ Corp. (A)	400	6,692
Navarre Corp. (A)	550	6,806
Owens & Minor
Incorporated
Holding Co.	900	25,695
Patterson Cos., Inc. (A)	1,840	85,707
Performance Food
Group Co. (A)	350	9,524
SCP Pool Corp.	765	22,736
Tech Data Corp. (A)	1,180	49,595
United Natural
Foods, Inc. (A)	1,500	47,415
United Stationers, Inc. (A)	300	$13,023
Valhi, Inc.	1,050	16,097
Wesco International,
Inc. (A)	1,431	48,353

		738,665

Total Common Stock
(Cost $46,840,601)-95.2%		51,952,975

Warrants

Computers & Services-0.0%
Redback Networks,
Inc., expires 01/02/11(A)	6	20

Telephones & Telecommunications-0.0%
NTL, Inc. Series A,
expires 01/13/11 (A)	3	9

Total Warrants
(Cost $30,222)-0.0%		29

Total Investments
(Cost $46,870,823)-95.2%		51,953,004

Other Assets and Liabilities,
Net-4.8%		2,636,601

Net Assets-100.0%		$54,589,605

(A)	Non-income producing security.

†	Security is valued at fair value as determined in good faith by the Board of Trustees of the Trust.

Amounts designated as “–” are either $0 or round to $0.

Please see accompanying notes to financial statements.

68

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Foreign Common Stock

Australia-16.6%
Amcor Ltd.	3,578	$19,683
AMP Ltd.	9,194	54,352
Ansell Ltd.	903	6,409
Aristocrat Leisure Ltd.	1,367	11,598
Australia and New
Zealand Banking
Group Ltd.	8,966	143,035
Australia Gas Light Co.
Ltd	2,920	31,108
Australian Stock
Exchange Ltd.	384	6,224
AXA Asia Pacific
Holdings Ltd.	6,600	21,375
BHP Billiton Ltd.	17,660	222,621
BHP Steel Ltd.	3,200	22,959
Boral Ltd.	2,466	13,757
Brambles Industries Ltd.	5,971	33,911
Centro Properties Group	2,000	8,275
CFS Gandel Retail Trust	6,191	7,675
Coca-Cola Amatil Ltd.	1,800	10,948
Cochlear Ltd.	277	5,569
Coles Myer Ltd.	5,776	41,530
Commonwealth
Bank of Australia	6,160	159,983
Commonwealth
Property Office Fund	6,041	5,804
Computershare Ltd.	2,073	9,508
CSL Ltd.	716	17,170
CSR Ltd.	4,044	7,864
DB RREEF Trust (A)	13,180	13,172
Foster’s Group Ltd.	6,523	26,331
Futuris Corp. Ltd.	4,062	7,050
General Property Trust	9,176	27,514
Harvey Norman
Holdings Ltd.	7,800	17,828
Iluka Resources Ltd.	1,570	7,615
ING Industrial Fund	3,740	5,969
Insurance Australia
Group Ltd.	9,080	45,729
Investa Property Group	6,333	10,550
James Hardie Industries	2,015	10,772
John Fairfax Holdings Ltd.	6,339	21,659
Leighton Holdings Ltd.	1,988	18,699
Lend Lease Corp. Ltd.	1,336	$14,129
Lion Nathan Ltd.	2,000	12,707
Macquarie Bank Ltd.	1,129	42,731
Macquarie Goodman
Industrial Trust	5,000	9,220
Macquarie
Infrastructure Group	9,443	27,875
Mayne Group Ltd.	2,827	10,054
Mirvac Group	2,904	10,598
National Australia
Bank Ltd.	7,545	172,347
Newcrest Mining Ltd.	1,246	16,450
OneSteel Ltd.	3,079	6,608
Orica Ltd.	1,120	16,670
Origin Energy Ltd.	2,430	13,123
Pacific Brands Ltd.	2,543	6,108
PaperlinX Ltd.	1,671	5,878
Patrick Corp. Ltd.	2,000	9,654
Perpetual Trustees
Australia Ltd.	169	8,760
Publishing &
Broadcasting Ltd.	1,000	12,691
Qantas Airways Ltd.	4,600	12,688
Qbe Insurance
Group Ltd.	3,777	44,628
Rinker Group Ltd.	3,900	33,843
Rio Tinto Ltd.	1,343	44,640
Santos Ltd.	1,992	14,323
Sonic Healthcare Ltd.	902	7,771
Southcorp Ltd. (A)	85	291
Stockland	7,513	34,170
Suncorp-Metway Ltd.	2,183	31,544
Tabcorp Holdings Ltd.	2,736	37,564
Telstra Corp. Ltd.	9,218	35,282
Toll Holdings Ltd.	1,000	10,235
Transurban Group	1,768	11,301
Wesfarmers Ltd.	1,657	50,455
Westfield Group (A)	7,056	93,157
Westpac Banking
Corp. Ltd.	8,768	130,434
WMC Ltd.	7,062	33,322
WMC Resources Ltd.	6,762	37,460
Woodside Petroleum Ltd.	2,657	42,511
Woolworths Ltd.	5,126	57,946

		2,233,414

69

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Hong Kong-5.6%
Bank of East Asia	8,600	$25,637
BOC Hong Kong
Holdings Ltd.	22,500	41,398
Cathay Pacific Airways
Ltd	4,000	7,180
Cheung Kong Holdings
Ltd	8,000	73,341
Cheung Kong
Infrastructure
Holdings Ltd.	2,000	5,988
CLP Holdings Ltd.	10,200	57,937
Esprit Holdings Ltd.	3,500	20,239
Giordano International
Ltd	10,000	6,187
Hang Lung Properties
Ltd	7,000	10,501
Hang Seng Bank Ltd.	3,200	43,287
Henderson Land
Development	3,000	14,232
Hong Kong &
China Gas	16,900	35,104
Hong Kong Electric
Holdings	6,500	29,003
Hong Kong Exchanges
& Clearing Ltd.	4,000	9,975
Hopewell Holdings	3,000	7,578
Hutchison Whampoa
Ltd	11,000	100,138
Hysan Development
Co. Ltd.	10,000	19,105
Johnson Electric
Holdings	18,000	17,194
Kerry Properties Ltd.	9,500	19,976
Li & Fung Ltd.	12,000	19,771
MTR Corp.	6,000	9,424
New World
Development Ltd.	9,000	8,770
Orient Overseas
International Ltd.	4,000	15,027
PCCW Ltd. (A)	14,000	7,898
Shangri-La Asia Ltd.	6,000	8,155
Sino Land Co.	8,000	7,129
Sun Hung Kai
Properties Ltd.	6,000	55,583
Swire Pacific Ltd.	4,500	$35,340
Techtronic
Industries Co.	4,000	8,950
Television
Broadcasts Ltd.	2,000	9,488
Wharf Holdings Ltd.	6,000	19,387
Yue Yuen Industrial
Holdings	2,500	6,523

		755,445

Japan-69.6%
7-Eleven Japan	2,000	60,606
77 Bank Ltd.	1,000	7,238
Acom Co. Ltd.	430	30,210
Advantest Corp.	300	25,072
Aeon Co. Ltd.	2,500	41,980
Aeon Credit Service
Co. Ltd.	100	7,026
Aiful Corp.	200	22,698
Aisin Seiki Co. Ltd.	600	14,186
Ajinomoto Co., Inc.	2,000	24,204
All Nippon Airways
Co. Ltd.	2,000	7,528
Alps Electric Co. Ltd.	1,000	13,685
Amada Co. Ltd.	2,000	11,774
Aoyama Trading Co. Ltd.	300	7,976
Asahi Breweries Ltd.	2,300	28,700
Asahi Glass Co. Ltd.	3,000	31,616
Asahi Kasei Corp.	5,000	24,706
Asatsu-DK, Inc.	200	5,810
Autobacs Seven Co. Ltd.	200	5,983
Bandai Co. Ltd.	300	6,456
Bank of Fukuoka Ltd.	2,000	12,758
Bank of Yokohama Ltd.	7,000	44,113
Benesse Corp.	200	7,141
Bridgestone Corp.	3,000	58,917
Canon, Inc.	4,200	218,877
Casio Computer Co. Ltd.	1,000	14,003
Central Glass Co. Ltd.	1,000	7,074
Central Japan
Railway Co.	4	32,388
Chiba Bank Ltd.	5,000	33,102
Chubu Electric
Power Co., Inc.	3,300	78,025

70

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Chugai Pharmaceutical
Co. Ltd.	1,800	$28,384
Citizen Watch Co. Ltd.	1,000	9,072
Coca-Cola West
Japan Co. Ltd.	300	7,137
Credit Saison Co. Ltd.	700	23,779
CSK Corp.	300	13,665
Dai Nippon Printing
Co. Ltd.	3,000	47,307
Daicel Chemical
Industries Ltd.	2,000	10,712
Daiichi Pharmaceutical
Co. Ltd.	1,000	23,113
Daikin Industries Ltd.	1,000	26,925
Daimaru, Inc.	1,000	8,724
Dainippon Ink and
Chemicals, Inc.	3,000	7,528
Dainippon Screen
Manufacturing Co. Ltd.	1,000	6,263
Daito Trust
Construction Co. Ltd.	400	18,491
Daiwa House Industry
Co. Ltd.	2,000	23,104
Daiwa Securities
Group, Inc.	7,000	47,423
Denki Kagaku Kogyo	2,000	6,717
Denso Corp.	2,900	75,285
Dentsu, Inc.	6	15,171
Dowa Mining Co. Ltd.	1,000	6,871
East Japan Railway Co.	18	97,105
Ebara Corp.	2,000	9,265
Eisai Co. Ltd.	1,000	32,426
Electric Power
Development Co. (A)	700	20,874
FamilyMart Co. Ltd.	200	6,427
Fanuc Ltd.	600	40,475
Fast Retailing Co. Ltd.	200	13,607
Fuji Electric Co. Ltd.	6,000	17,197
Fuji Photo Film Co. Ltd.	2,500	89,751
Fuji Soft ABC, Inc.	200	6,562
Fuji Television
Network, Inc.	3	6,572
Fujikura Ltd.	2,000	8,917
Fujisawa Pharmaceutical
Co. Ltd.	1,600	41,228
Fujitsu Ltd.	10,000	$58,097
Furukawa Electric
Co. Ltd. (A)	3,000	16,068
Gunma Bank Ltd.	2,000	11,812
Hankyu Department
Stores, Inc.	1,000	7,537
Hino Motors Ltd.	1,000	7,161
Hirose Electric Co. Ltd.	100	10,606
Hitachi Cable Ltd.	3,000	13,694
Hitachi Capital Corp.	400	7,875
Hitachi Chemical Co. Ltd.	500	8,546
Hitachi Construction
Machinery Co. Ltd.	900	12,863
Hitachi Ltd.	17,000	112,874
Hokkaido Electric
Power Co., Inc.	700	13,849
Hokuhoku Financial
Group, Inc.	4,000	10,809
Honda Motor Co. Ltd.	3,700	193,891
House Foods Corp.	400	5,848
Hoya Corp.	600	61,783
Isetan Co. Ltd.	900	10,675
Ishikawajima-Harima
Heavy Industries
Co. Ltd. (A)	7,000	10,268
Ito En Ltd.	200	10,577
Ito-Yokado Co. Ltd.	1,700	68,085
Itochu Corp. (A)	6,000	28,373
Itochu Techno-Science
Corp	200	7,817
Jafco Co. Ltd.	100	6,755
Japan Airlines Systems
Corp. (A)	6,000	17,892
Japan Real Estate
Investment Corp.	1	8,493
Japan Retail Fund
Investment Corp.	1	8,444
Japan Tobacco, Inc.	5	53,079
JFE Holdings, Inc.	2,875	79,491
JGC Corp.	1,000	9,573
Joyo Bank Ltd.	2,000	10,481
JSR Corp.	500	10,616
Kajima Corp.	3,000	13,231
Kamigumi Co. Ltd.	1,000	8,174
Kaneka Corp.	1,000	11,137

71

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Kansai Electric
Power Co.	3,900	$75,651
Kansai Paint Co. Ltd.	1,000	6,234
Kao Corp.	3,000	69,774
Katokichi Co. Ltd.	300	6,181
Kawasaki Heavy
Industries Ltd.	8,000	13,202
Kawasaki Kisen
Kaisha Ltd.	3,000	20,353
Keihin Electric Express
Railway Co. Ltd.	2,000	12,546
Keio Electric Railway
Co. Ltd.	2,000	11,890
Keyence Corp.	200	45,879
Kikkoman Corp.	1,000	10,027
Kinden Corp.	1,000	7,460
Kintetsu Corp.	7,000	23,104
Kirin Brewery Co. Ltd.	3,000	30,342
Kobe Steel Ltd.	9,000	14,331
Kokuyo Co. Ltd.	500	6,258
Komatsu Ltd.	4,000	29,685
Konami Corp.	300	6,673
Konica Minolta
Holdings, Inc.	2,000	25,092
Koyo Seiko Co. Ltd.	1,000	13,800
Kubota Corp.	5,000	26,732
Kuraray Co. Ltd.	2,000	18,413
Kurita Water
Industries Ltd.	500	7,561
Kyocera Corp.	900	64,794
Kyowa Hakko Kogyo
Co. Ltd.	2,000	15,383
Kyushu Electric Power	1,700	33,633
Lawson, Inc.	300	11,639
Leopalace21 Corp.	400	7,296
Mabuchi Motor Co. Ltd.	200	13,685
Marubeni Corp.	6,000	17,487
Marui Co. Ltd.	2,100	28,028
Matsumotokiyoshi
Co. Ltd.	200	5,906
Matsushita Electric
Industrial Co. Ltd.	10,865	161,161
Matsushita Electric
Works	1,000	8,908
MEDICEO Holdings
Co. Ltd.	500	6,249
Meiji Dairies Corp.	1,000	$6,099
Meiji Seika Kaisha Ltd.	2,000	9,303
Meitec Corp.	200	7,392
Millea Holdings, Inc.	8	110,403
Minebea Co. Ltd.	2,000	8,705
Mitsubishi Chemical
Corp	10,000	31,751
Mitsubishi Corp.	5,000	58,676
Mitsubishi Electric
Corp	10,000	49,218
Mitsubishi Estate
Co. Ltd.	4,000	50,531
Mitsubishi Gas
Chemical Co., Inc.	2,000	9,419
Mitsubishi Heavy
Industries Ltd.	12,000	32,542
Mitsubishi Materials
Corp	5,000	11,388
Mitsubishi Rayon
Co. Ltd.	3,000	10,365
Mitsubishi Tokyo
Financial Group, Inc.	23	216,860
Mitsui & Co. Ltd.	7,000	64,920
Mitsui Chemicals, Inc.	4,000	23,123
Mitsui Engineering &
Shipbuilding Co. Ltd.	4,000	7,296
Mitsui Fudosan Co. Ltd.	3,000	37,290
Mitsui Mining &
Smelting Co. Ltd.	3,000	14,129
Mitsui O.S.K. Lines Ltd.	4,000	24,976
Mitsui Sumitomo
Insurance Co. Ltd.	6,000	52,635
Mitsui Trust
Holdings, Inc.	2,000	21,154
Mitsukoshi Ltd.	2,000	10,191
Mitsumi Electric Co. Ltd.	500	5,419
Mizuho Financial
Group, Inc.	38	182,996
Murata Manufacturing
Co. Ltd.	1,000	52,210
Namco Ltd.	600	7,632
NEC Corp.	9,000	51,592
NEC Electronics Corp.	200	10,114
NET One Systems
Co. Ltd.	2	7,856
NGK Insulators Ltd.	1,000	10,104

72

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

NGK Spark Plug
Co. Ltd.	1,000	$10,095
Nichirei Corp.	2,000	8,107
Nidec Corp.	200	22,428
Nikko Cordial Corp.	9,000	42,473
Nikon Corp.	1,000	13,115
Nintendo Co. Ltd.	400	45,319
Nippon Building
Fund, Inc.	1	8,415
Nippon Express Co. Ltd.	3,000	14,679
Nippon Kayaku Co. Ltd.	1,000	5,732
Nippon Light Metal
Co. Ltd.	3,000	7,817
Nippon Meat
Packers, Inc.	1,000	13,578
Nippon Mining
Holdings, Inc.	5,500	27,813
Nippon Mitsubishi
Oil Corp.	6,000	41,112
Nippon Sheet Glass
Co. Ltd.	4,000	17,294
Nippon Shokubai
Co. Ltd.	1,000	8,637
Nippon Steel Corp.	30,000	72,959
Nippon Telegraph &
Telephone Corp.	26	109,651
Nippon Unipac Holding	4	17,255
Nippon Yusen
Kabushiki Kaisha	4,000	22,197
Nishimatsu Construction
Co. Ltd.	1,000	3,658
Nissan Chemical
Industries Ltd.	1,000	8,415
Nissan Motor Co. Ltd.	12,300	129,980
Nisshin Seifun
Group, Inc.	1,000	11,224
Nisshin Steel Co. Ltd.	3,000	7,122
Nisshinbo Industries,
Inc	1,000	7,952
Nissin Food Products
Co. Ltd.	500	13,318
Nitori Co. Ltd.	100	6,263
Nitto Denko Corp.	700	37,223
NOK Corp.	400	11,465
Nomura Holdings, Inc.	9,200	120,838
Nomura Research
Institute Ltd.	100	$9,892
NSK Ltd.	2,000	10,365
NTN Corp.	2,000	11,330
NTT Data Corp.	5	17,226
NTT Docomo, Inc.	99	171,975
Obayashi Corp.	3,000	19,195
Odakyu Electric
Railway Co. Ltd.	3,000	17,313
OJI Paper Co. Ltd.	3,000	16,908
Oki Electric Industry
Co. Ltd. (A)	3,000	13,231
Olympus Corp.	1,000	20,845
Omron Corp.	1,000	24,127
Onward Kashiyama
Co. Ltd.	1,000	15,383
Oracle Corp.	200	10,017
Oriental Land Co. Ltd.	200	13,646
ORIX Corp.	300	39,635
Osaka Gas Co. Ltd.	9,000	27,186
Pioneer Corp.	500	9,245
Promise Co. Ltd.	400	28,141
QP Corp.	700	6,181
Rakuten, Inc.	23	24,638
Resona Holdings,
Inc. (A)	26,000	52,943
Ricoh Co. Ltd.	3,000	52,953
Rinnai Corp.	200	5,047
Rohm Co. Ltd.	600	54,603
Ryohin Keikaku Co. Ltd.	200	10,249
Sampo Japan
Insurance, Inc.	3,000	29,415
Sanken Electric Co. Ltd.	1,000	12,276
Sankyo Co. Ltd.	1,600	35,592
Sankyo Co. Ltd. - Gunma	200	10,809
Sanyo Electric Co. Ltd.	6,000	19,340
Sapporo Holdings Ltd.	2,000	9,265
Secom Co. Ltd.	1,000	39,761
Sega Sammy
Holdings, Inc. (A)	340	21,886
Seiko Epson Corp.	400	16,561
Seino Transportation
Co. Ltd.	1,000	9,400
Sekisui Chemical
Co. Ltd.	2,000	15,634

73

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Sekisui House Ltd.	2,000	$23,162
Sharp Corp.	5,000	76,578
Shimachu Co. Ltd.	200	4,883
Shimamura Co. Ltd.	100	7,219
Shimano, Inc.	500	13,800
Shimizu Corp.	3,000	14,881
Shin-Etsu Chemical
Co. Ltd.	1,600	63,308
Shinsei Bank Ltd.	2,000	12,102
Shionogi & Co. Ltd.	1,000	12,594
Shiseido Co. Ltd.	1,000	13,907
Shizuoka Bank Ltd.	2,000	20,228
Showa Denko	5,000	11,919
Showa Shell Sekiyu KK	500	4,560
Skylark Co. Ltd.	300	5,098
SMC Corp.	200	23,355
Softbank Corp.	1,000	47,288
Sojitz Holdings Corp. (A)	1,400	5,945
Sony Corp.	4,600	170,469
Stanley Electric Co. Ltd.	300	4,577
Sumitomo Bakelite
Co. Ltd.	1,000	6,302
Sumitomo Chemical
Co. Ltd.	6,000	31,036
Sumitomo Corp.	4,000	34,279
Sumitomo Electric
Industries Ltd.	3,000	32,774
Sumitomo Heavy
Industries Ltd. (A)	3,000	13,434
Sumitomo Metal
Industries Ltd.	22,000	33,121
Sumitomo Metal
Mining Co. Ltd.	2,000	13,743
Sumitomo Mitsui
Financial Group, Inc.	21	147,134
Sumitomo Osaka
Cement Co. Ltd.	3,000	7,441
Sumitomo Realty &
Development Co. Ltd.	1,000	13,974
Sumitomo Trust &
Banking Co. Ltd.	5,000	33,922
Suruga Bank Ltd.	1,000	8,242
Suzuken Co. Ltd.	700	18,578
T&D Holdings, Inc. (A)	950	44,557
Taiheiyo Cement Corp.	4,000	10,500
Taisei Corp.	4,000	$15,595
Taisho Pharmaceutical
Co. Ltd.	1,000	20,990
Taiyo Nippon Sanso
Corp	3,000	18,327
Takara Holdings, Inc.	1,000	8,550
Takashimaya Co. Ltd.	1,000	9,593
Takeda Chemical
Industries Ltd.	4,400	208,917
Takefuji Corp.	330	23,121
TDK Corp.	500	34,742
Teijin Ltd.	2,000	8,280
Teikoku Oil Co. Ltd.	1,000	6,273
Terumo Corp.	1,100	31,794
THK Co. Ltd.	500	9,964
TIS, Inc.	200	8,859
Tobu Railway Co. Ltd.	3,000	11,812
Toho Co. Ltd.	800	12,801
Tohoku Electric Power	2,400	42,664
Tokyo Electric Power Co.	5,700	135,871
Tokyo Electron Ltd.	700	40,803
Tokyo Gas Co. Ltd.	11,000	45,435
Tokyu Corp.	6,000	33,063
Tokyu Land Corp.	2,000	9,207
TonenGeneral Sekiyu	1,000	9,284
Toppan Printing Co. Ltd.	2,000	21,424
Toray Industries, Inc.	5,000	23,306
Toshiba Corp.	16,000	64,698
Tosho Corp.	3,000	13,752
Tostem Inax Holding
Corp	1,000	18,201
Toto Ltd.	1,000	9,081
Toyo Seikan Kaisha Ltd.	1,000	19,301
Toyobo Co. Ltd.	3,000	7,412
Toyoda Gosei Co. Ltd.	100	1,978
Toyota Industries Corp.	1,300	31,427
Toyota Motor Corp.	14,200	552,268
Trend Micro, Inc.	500	22,438
Ube Industries Ltd. (A)	4,000	7,296
UFJ Holdings, Inc. (A)	19	113,501
Uni-Charm Corp.	200	9,014
UNY Co.	1,000	11,726
Ushio, Inc.	1,000	20,315
USS Co. Ltd.	100	8,271
West Japan Railway Co.	7	27,630

74

TD WATERHOUSE TRUST
Asian Pacific Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

World Co. Ltd.	200	$7,277
Yahoo Japan Corp. (A)	8	40,533
Yakult Honsha Co. Ltd.	1,000	17,883
Yamada Denki Co. Ltd.	300	12,623
Yamaha Corp.	600	9,155
Yamaha Motor Co. Ltd.	1,000	16,416
Yamanouchi
Pharmaceutical Co. Ltd.	1,700	61,851
Yamato Transport Co.
Ltd	2,000	29,936
Yamazaki Baking
Co. Ltd.	1,000	9,545
Yokogawa Electric Corp.	1,000	13,212
Zeon Corp.	1,000	8,261

		9,366,982

New Zealand-0.8%
Auckland International
Airport Ltd.	1,077	6,043
Carter Holt Harvey Ltd.	7,805	12,086
Contact Energy Ltd.	3,649	16,666
Fisher & Paykel
Appliances Holdings
Ltd	1,850	5,230
Fisher & Paykel
Healthcare Corp.	2,940	6,599
Fletcher Building Ltd.	1,911	8,891
Sky City Entertainment
Group Ltd.	1,706	6,253
Telecom Corp. of New
Zealand Ltd.	10,397	45,491

		107,259

Singapore-3.0%
CapitaLand Ltd.	13,000	18,179
Chartered
Semiconductor
Manufacturing Ltd. (A)	22,000	13,569
City Developments Ltd.	4,000	16,732
ComfortDelgro Corp. Ltd.	8,000	7,328
DBS Group Holdings Ltd.	6,000	57,890
Fraser and Neave Ltd.	1,000	10,198
Haw Par Corp. Ltd.	204	629
Keppel Corp. Ltd.	4,000	22,472
Neptune Orient
Lines Ltd.	7,000	$14,533
Oversea-Chinese
Banking Corp.	6,000	50,195
SembCorp Industries
Ltd. (A)	18,000	20,335
SembCorp Logistics Ltd.	1,000	1,026
Singapore Airlines Ltd.	2,000	14,289
Singapore Exchange Ltd.	5,000	5,740
Singapore Post Ltd.	11,000	6,012
Singapore Press
Holdings Ltd.	10,250	27,916
Singapore Technologies
Engineering Ltd.	5,000	7,328
Singapore
Telecommunications
Ltd	32,358	50,386
ST Assembly Test
Services Ltd. (A)	15,000	8,518
United Overseas
Bank Ltd.	5,000	42,440
Venture Corp. Ltd.	1,000	9,587

		405,302

Total Foreign Common Stock
(Cost $11,307,314)-95.6%		12,868,402

Warrants
Singapore-0.0%
City Developments Ltd.,
expires 05/10/06 (A)	400	1,075

Total Warrants (Cost $0)-0.0%		1,075

Total Investments
(Cost $11,307,314)-95.6%		12,869,477

Other Assets and Liabilities,
Net-4.4%		600,967

Net Assets-100.0%		$13,470,444

(A)	Non-income producing security.

Please see accompanying notes to financial statements.

75

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Foreign Common Stock

Austria-1.0%
Bank Austria
Creditanstalt AG	268	$23,271
Erste Bank der
Oesterreichischen
Sparkassen AG	416	20,540
Flughafen Wien AG	241	17,347
IMMOFINANZ Immobilien
Anlagen AG (A)	631	5,837
Mayr-Melnhof Karton AG	100	16,439
OMV AG	87	27,078
RHI AG (A)	224	6,630
Telekom Austria AG	988	18,535
VA Technologie (A)	120	10,044
Verbund-Oesterreichischen Elektrizaetswirtschafts
AG, Cl. A	5	1,088
Voestalpine AG	22	1,665
Wienerberger AG	41	1,891

		150,365

Belgium-2.1%
AGFA-Gevaert NV	111	3,774
Barco NV	127	11,582
Bekaert SA	18	1,430
Belgacom SA	550	22,707
Colruyt SA	44	7,395
Compagnie Maritime
Belge SA	230	6,670
Confinimmo SA	85	13,477
D’ieteren NV	50	10,318
Delhaize Group	260	19,138
Dexia	1,299	29,007
Dolmen Computer
Applications	5	61
Electrabel	57	25,100
Euronav NV	230	5,813
Fortis	2,390	64,453
Groupe Bruxelles
Lambert SA	62	5,161
Interbrew	679	25,167
KBC Bancassurance
Holding	335	25,859
Mobistar SA (A)	74	$6,532
Omega Pharma SA	26	1,241
Solvay SA	72	7,715
UCB SA	109	5,331
Umicore	156	13,901

		311,832

Bermuda-0.0%
Ship Finance
International	63	1,434

Denmark-1.1%
AP Moller-Maersk A/S	2	16,388
Danisco A/S	100	5,918
Danske Bank A/S	632	18,452
FLS Industries A/S (A)	465	8,712
GN Store Nord	684	7,365
H. Lundbeck A/S	536	10,769
ISS A/S	92	5,251
Kobenhavns Lufthavne	90	19,666
NKT Holding A/S	227	6,896
Novo-Nordisk A/S, Cl. B	519	27,625
Novozymes A/S, Cl. B	74	3,537
TDC A/S	625	25,935
Vestas Wind Systems
A/S (A)	263	3,154
William Demant
Holdings (A)	37	1,794

		161,462

Finland-2.0%
Elisa Corp. (A)	292	4,945
Fortum Oyj	422	7,532
KCI Konecranes Oyj	141	6,317
Kesko Oyj, Cl. B	74	1,902
Kone Oyj	85	6,606
Nokia Oyj	9,720	148,792
Pohjola Group PLC,
Cl. D	1,233	13,847
Rautaruukki Oyj (A)	1,397	14,742
Sampo Oyj, Cl. A	1,915	25,323
Stora Enso Oyj, Cl. R	808	11,632
Tietoenator Oyj	151	4,416
UPM-Kymmene Oyj	1,424	30,128
Uponor Oyj	76	1,396

76

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Wartsila Oyj, Cl. B	816	$18,498

		296,076

France-11.6%
Accor SA	236	10,318
Air France	610	11,166
Air Liquide	248	42,616
Alcatel SA	1,989	28,530
Alstom (A)	304	281
Arcelor	998	22,259
Atos Origin (A)	73	4,684
Autoroutes du Sud
de la France	360	19,581
AXA	2,946	71,464
BNP Paribas	1,575	113,573
Bouygues	257	10,061
Business Objects SA (A)	163	4,009
Cap Gemini SA (A)	98	3,173
Carrefour SA	1,252	64,510
Casino Guichard
Perrachon SA	128	10,431
Cie de Saint-Gobain	733	45,236
Cie Generale D’Optique
Essilor International SA	122	8,662
CNP Assurances	252	17,991
Credit Agricole SA	1,185	35,276
Dassault Systemes SA	366	17,018
European Aeronautic
Defense and Space Co.	354	10,815
France Telecom (A)	3,658	114,719
Gecina SA	66	6,767
Groupe Danone	440	40,986
Hermes International	65	12,745
Imerys SA	92	7,683
Klepierre	72	6,257
L’Oreal SA	556	41,614
Lafarge SA	405	41,736
Lagardere S.C.A	320	24,138
LVMH Moet Hennessy
Louis Vuitton SA	399	27,706
Michelin (C.G.D.E.), Cl. B	168	10,863
Pernod-Ricard	127	17,969
Peugeot SA	226	14,053
Pinault-Printemps-Redoute	260	27,386
Publicis Groupe	494	15,543
Renault SA	435	$35,533
Sagem SA	220	4,428
Sanofi-Synthelabo SA	1,784	133,060
Schneider Electric SA	505	38,554
Societe Generale, Cl. A	733	72,958
Sodexho Alliance SA	119	3,553
STMicroelectronics NV	1,437	23,963
Suez SA	1,801	48,428
Technip-Coflexip SA	35	5,859
Thales SA	101	4,603
Thomson Multimedia SA	227	5,755
Total SA	1,221	261,672
Unibail	121	14,392
Valeo SA	79	3,217
Veolia Environnement	303	10,824
Vinci SA	83	11,895
Vivendi Universal SA (A)	2,237	70,731

		1,711,244

Germany-7.9%
Adidas-Salomon AG	57	8,529
Allianz AG	585	69,316
Altana AG	389	22,770
BASF AG	1,093	74,601
Bayer AG	1,072	34,063
Bayerische Hypo-und
Vereinsbank AG (A)	1,373	30,176
Beiersdorf AG	166	18,763
Celesio AG (A)	254	19,699
Commerzbank AG (A)	541	11,503
Continental AG	376	26,085
DaimlerChrysler AG	1,693	76,932
Deutsche Bank AG	1,006	85,517
Deutsche Boerse AG	118	7,333
Deutsche Lufthansa AG (A)	238	3,324
Deutsche Post AG	925	21,535
Deutsche Telekom AG (A)	5,057	109,233
Douglas Holding AG	391	13,855
E.ON AG	1,295	115,939
Epcos AG (A)	61	767
Fresenius Medical Care AG	198	16,037
HeidelbergerCement AG	277	18,621
Hypo Real Estate
Holdings (A)	105	4,157

77

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Infineon Technologies
AG (A)	967	$8,970
KarstadtQuelle AG	357	3,363
Lanxess (A)	107	2,073
Linde AG	104	6,596
Merck KGaA	115	7,623
Metro AG	182	9,503
Muenchener
Rueckversicherungs AG	380	43,402
Puma AG Rudolf
Dassler Sport	29	7,144
RWE AG	683	39,356
SAP AG	422	65,583
Schering AG (A)	210	14,199
Siemens AG	1,557	123,411
Suedzucker AG	629	12,751
ThyssenKrupp AG (A)	332	7,089
TUI AG	549	12,810
Volkswagen AG	279	13,380

		1,166,008

Greece-1.0%
Alpha Bank	607	20,466
Coca-Cola Hellenic
Bottling Co. SA	533	12,569
Cosmote Mobile
Telecommunications SA	100	1,894
EFG Eurobank Ergasias SA	732	23,593
Emporiki Bank of
Greece SA	192	6,248
Hellenic Petroleum SA	114	1,283
Hellenic Technodomiki
Tev SA	1,111	6,311
Hellenic
Telecommunications
Organization SA	314	5,596
Intracom SA	904	5,064
National Bank of
Greece SA	309	10,410
OPAP SA	148	3,960
Piraeus Bank SA	406	7,458
Public Power Corp.	534	15,570
Technical Olympic SA	1,340	7,926
Viohalco	1,894	16,878

		145,226

Ireland-1.3%
Allied Irish Banks
PLC-Dublin	1,382	$27,457
Allied Irish Banks PLC-UK	872	17,302
Bank of Ireland-Dublin	1,593	25,112
Bank of Ireland-UK	975	15,497
CRH PLC-Dublin	858	22,725
Depfa Bank PLC	1,100	19,418
Elan Corp. PLC (A)	695	18,109
Grafton Group PLC (A)	643	7,966
Greencore Group PLC	200	857
Independent News &
Media PLC	1,951	5,592
Irish Life & Permanent
PLC	704	12,611
Kerry Group PLC, Cl. A	142	3,348
Ryanair Holdings PLC (A)	1,409	11,565

		187,559

Italy-5.4%
Alleanza Assicurazioni
SpA	580	7,843
Assicurazioni Generali
SpA	1,990	65,825
Autogrill SpA (A)	1,008	16,074
Autostrade SpA	817	23,587
Banca Antonveneta
SpA (A)	400	10,443
Banca Fideuram SpA	1,668	9,078
Banca Intesa SpA	4,724	21,925
Banca Intesa SpA RNC	1,759	7,264
Banca Monte dei
Paschi di Siena SpA	3,703	11,940
Banca Nazionale del
Lavoro SpA (A)	1,908	5,127
Banca Popolare di
Milano Scrl (A)	790	6,993
Banche Popolari
Unite Scrl	350	7,141
Banco Popolare di
Verona e Novara Scrl	461	8,847
Benetton Group SpA (A)	803	10,472
Capitalia SpA	5,544	25,063
Edison SpA (A)	8,700	17,523
Enel SpA	5,042	47,360

78

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

ENI-Ente Nazionale
Idrocarburi SpA	5,410	$131,377
Fiat SpA (A)	452	3,745
FinecoGroup SpA (A)	177	1,445
Finmeccanica SpA (A)	7,355	6,870
Gruppo Editoriale
L’Espresso SpA (A)	215	1,272
Luxottica Group SpA	663	14,373
Mediaset SpA (A)	2,307	32,129
Mediobanca SpA	582	9,880
Mediolanum SpA	1,530	11,312
Pirelli & Co. SpA	1,592	2,263
Riunione Adriatica
di Sicurta SpA	1,292	29,187
Sanpaolo IMI SpA	1,388	19,349
Seat Pagine Gialle
SpA (A)	17,602	7,682
Snam Rete Gas SpA	436	2,587
Telecom Italia Media
SpA (A)	1,725	846
Telecom Italia SpA (A)	17,146	67,907
Telecom Italia SpA
RNC (A)	13,836	44,343
TIM SpA	7,891	54,897
Tiscali SpA (A)	226	762
Unicredito Italiano SpA	9,405	51,707

		796,438

Netherlands-5.7%
ABN-Amro Holding NV	3,100	83,843
Aegon NV	2,203	29,849
Akzo Nobel NV	339	14,146
ASML Holding NV (A)	1,763	28,779
Corio NV	121	7,065
DSM NV	101	6,273
Euronext NV	186	5,922
Heineken NV	377	12,898
IHC Caland NV	103	6,496
ING Groep NV	3,557	102,320
Koninklijke Ahold NV (A)	3,821	31,511
Koninklijke Philips
Electronics NV	2,608	68,158
OCE NV	98	1,500
Qiagen NV (A)	353	3,776
Reed Elsevier NV	1,745	23,529
Rodamco Europe NV (A)	204	$15,455
Royal Dutch
Petroleum Co.	4,332	251,427
Royal KPN NV	3,452	33,145
Royal Numico NV (A)	186	7,119
TPG NV	419	11,485
Unilever NV	1,131	73,673
Vedior NV	111	1,968
VNU NV	278	8,116
Wereldhave NV	61	6,278
Wolters Kluwer NV	338	6,090

		840,821

Norway-0.8%
DNB NOR ASA	2,172	19,882
Frontline Ltd.	479	23,862
Norsk Hydro ASA	183	13,904
Norske Skogindustrier
ASA	244	4,774
Orkla ASA	256	8,368
Schibsted ASA	584	16,014
Statoil ASA	546	8,280
Storebrand	190	1,679
Tandberg ASA	153	1,659
Telenor ASA	2,290	21,052
Yara International ASA (A)	183	2,157

		121,631

Portugal-0.4%
Banco BPI SA (A)	1,252	5,138
Banco Comercial
Portugues SA (A)	2,393	6,609
Banco Espirito
Santo SA (A)	842	14,469
Brisa-Auto Estradas
de Portugal SA	337	3,153
Cimpor Cimentos de
Portugal SA	2,790	15,557
Electricidade de
Portugal SA	2,244	6,607
Jeronimo Martins (A)	36	488
Portugal Telecom
SGPS SA	1,173	14,518
Sonae SGPS SA	1,246	1,899

		68,438

79

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Spain-5.0%
Acciona SA	193	$16,922
Acerinox SA	944	14,365
ACESA Infraestructuras
SA	1,119	25,352
ACS Actividades
Construccion y Servicios	708	17,737
Altadis SA	362	15,790
Amadeus Global Travel
Distribution, Cl. A	1,387	13,064
Antena 3 Television SA (A)	20	1,531
Banco Bilbao Vizcaya
Argentaria SA	6,698	112,742
Banco Popular
Espanol SA	300	19,894
Banco Santander
Central Hispano SA	8,923	105,902
Endesa SA	1,981	45,087
Fomento de
Construcciones y
Contratas SA	337	16,376
Gas Natural SDG SA	169	4,883
Iberdrola SA	1,755	43,442
Iberia Lineas Aereas
de Espana	1,446	4,992
Inditex SA	960	27,165
Indra Sistemas SA	360	6,158
Promotora de
Informaciones SA	95	1,848
Repsol YPF SA	1,904	48,618
Sacyr Vallehermoso SA	298	4,764
Sociedad General de
Aguas de Barcelona
SA, Cl. A	970	20,573
Telefonica Publicidad
e Informacion SA	207	1,839
Telefonica SA	9,077	165,084
Union Fenosa SA	247	6,655

		740,783

Sweden-2.8%
Alfa Laval AB	84	$1,346
Assa Abloy AB, Cl. B (A)	367	5,804
Atlas Copco AB (A)	151	6,504
Atlas Copco AB, Cl. A (A)	140	6,521
Axfood AB (A)	30	814
Castellum AB	51	1,697
Electrolux AB, Cl. B	369	7,868
Eniro AB	568	5,670
Gambro AB	585	8,581
Getinge AB	445	5,795
Hennes & Mauritz
AB, Cl. B	992	32,722
Holmen AB	144	4,802
Nordea AB	5,227	48,434
OMHEX AB (A)	972	11,511
Sandvik AB	274	11,175
SAS AB (A)	92	869
Securitas AB, Cl. B	369	5,835
Skandia Forsakrings AB	824	4,269
Skandinaviska Enskilda
Banken SEB, Cl. A	1,673	29,807
Skanska AB, Cl. B	477	5,529
SKF AB (A)	166	7,637
Ssab Svenskt Stal AB	282	6,578
Svenska Cellulosa AB,
Cl. B	237	9,073
Svenska Handelsbanken,
Cl. A	1,189	28,160
Swedish Match AB	601	7,225
Tele2 AB, Cl. B	117	4,002
Telefonaktiebolaget LM
Ericsson, Cl. B (A)	29,820	87,482
TeliaSonera AB	4,040	22,895
Trelleborg AB	266	4,282
Volvo AB, Cl. A	416	16,252
Volvo AB, Cl. B	283	11,482

		410,621

Switzerland-8.4%
ABB Ltd. (A)	2,827	15,546
Adecco SA	506	26,208
Ciba Specialty
Chemicals AG (A)	82	5,923
Clariant AG	1,322	21,676

80

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Compagnie Financiere
Richemont AG, Cl. A (A)	1,251	$39,130
Credit Suisse Group (A)	2,249	90,486
Geberit AG	10	7,441
Givaudan	25	15,766
Holcim Ltd.	382	23,849
Kudelski SA (A)	41	1,588
Logitech
International SA (A)	54	3,303
Lonza Group AG	99	6,093
Nestle SA	821	215,381
Novartis AG	4,951	237,288
Roche Holding
AG-Bearer (A)	134	16,315
Roche Holding
AG-Genusschein	1,296	137,958
Schindler Holding AG	18	6,538
Serono SA, Cl. B (A)	26	16,079
SGS SA	21	14,841
Sulzer AG	42	16,704
Swatch Group AG	496	13,950
Swatch Group AG, Cl. B	38	5,307
Swiss Reinsurance	561	38,350
Swisscom AG	56	21,165
Syngenta AG (A)	133	14,303
Synthes, Inc.	120	13,743
UBS AG	2,109	171,036
Unaxis Holding AG	12	1,317
Zurich Financial
Services AG	256	42,555

		1,239,839

United Kingdom-29.8%
3i Group PLC	741	9,753
Aegis Group PLC	2,466	4,876
Alliance Unichem PLC	1,206	17,032
Amec PLC	938	5,533
Amvescap PLC	842	5,517
Anglo American PLC	3,150	73,075
ARM Holdings PLC	1,271	2,351
Associated British
Ports Holdings PLC	591	5,166
AstraZeneca PLC	3,389	126,991
Aviva PLC	4,693	56,114
BAA PLC	2,227	26,167
BAE Systems PLC	7,864	$36,353
Balfour Beatty PLC	1,042	6,436
Barclays PLC	12,583	137,897
Barratt Developments
PLC	476	5,450
BBA Group PLC	973	5,918
Berkeley Group
Holdings PLC	284	4,444
BG Group PLC	7,346	50,039
BHP Billiton PLC	5,132	63,489
BOC Group PLC	620	11,464
Boots Co. PLC	1,030	12,927
BP PLC	45,396	447,062
BPB PLC	887	8,648
Brambles Industries PLC	908	4,693
British American
Tobacco PLC	3,187	55,210
British Land Co. PLC	617	10,003
British Sky
Broadcasting PLC	2,919	31,055
BT Group PLC	18,674	73,139
Bunzl PLC	582	4,860
Cable & Wireless PLC	2,734	6,332
Cadbury Schweppes PLC	4,414	39,521
Capita Group PLC	592	3,996
Carnival PLC	208	12,471
Cattles PLC	767	5,633
Centrica PLC	8,280	36,366
Close Brothers Group PLC	302	4,555
Cobham PLC	217	5,459
Compass Group PLC	5,227	23,720
Corus Group PLC (A)	6,800	6,882
Daily Mail & General
Trust	380	5,098
Davis Service Group PLC	673	5,487
De La Rue PLC	2,236	15,799
Diageo PLC	5,930	80,787
Dixons Group PLC	2,426	7,241
DX Services PLC (A)	103	633
Electrocomponents PLC	783	4,453
Emap PLC	319	5,112
EMI Group PLC	1,419	7,074
Enterprise Inns PLC	611	8,577
Exel PLC	371	5,596
Firstgroup PLC	1,032	7,156

81

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

Friends Provident PLC	2,039	$6,133
GKN PLC	908	4,159
GlaxoSmithKline PLC	12,291	271,940
Great Portland
Estates PLC	162	1,019
GUS PLC	2,305	41,840
Hammerson PLC	497	7,931
Hanson PLC	919	8,570
Hays PLC	2,078	4,862
HBOS PLC	7,459	118,893
Hilton Group PLC	4,976	27,688
HSBC Holdings PLC	22,909	378,962
IMI PLC	758	5,809
Imperial Chemical
Industries PLC	1,485	6,599
Imperial Tobacco
Group PLC	1,609	42,174
Intercontinental Hotels
Group PLC	816	10,256
International Power
PLC (A)	4,356	13,780
Invensys PLC (A)	4,362	1,602
ITV PLC	7,766	17,073
J Sainsbury PLC	1,584	8,441
Johnson Matthey PLC	273	5,133
Kelda Group PLC	1,551	17,596
Kesa Electricals PLC	651	3,917
Kidde PLC (A)	2,744	8,513
Kingfisher PLC	5,849	33,592
Land Securities
Group PLC	969	25,125
Legal & General
Group PLC	13,522	29,281
Liberty International PLC	450	8,219
Lloyds TSB Group PLC	11,634	108,712
LogicaCMG PLC	934	3,104
Man Group PLC	345	8,835
Marks & Spencer
Group PLC	5,693	38,699
MFI Furniture PLC	1,817	4,576
Misys PLC	1,193	4,841
Mitchells & Butlers PLC	645	3,950
National Grid Group PLC	6,401	62,224
Next PLC	351	10,383
Pearson PLC	999	11,588
Peninsular and Oriental
Steam Navigation Co.	1,326	$7,678
Persimmon PLC	1,095	14,825
Pilkington PLC	2,730	6,117
Provident Financial PLC	458	5,951
Prudential PLC	3,272	28,341
Rank Group PLC	2,251	11,360
Reckitt Benckiser PLC	1,347	39,999
Reed Elsevier PLC	3,172	28,819
Rentokil Initial PLC	2,320	6,640
Reuters Group PLC	1,786	13,393
Rexam PLC	1,506	12,896
Rio Tinto PLC	2,219	68,943
RMC Group PLC	477	7,599
Rolls-Royce Group PLC (A)	1,837	9,028
Rolls-Royce Group
PLC, Cl. B (A)	90,700	173
Royal & Sun Alliance
Insurance Group	1,424	2,299
Royal Bank of Scotland
Group PLC	6,197	205,489
SABmiller PLC	1,664	25,489
Sage Group PLC	1,510	5,616
Schroders PLC	388	5,472
Scottish & Newcastle
PLC	1,000	8,243
Scottish & Southern
Energy PLC	1,783	29,864
Scottish Power PLC	4,461	35,406
Serco Group PLC	1,299	6,084
Severn Trent PLC	429	7,448
Shell Transport &
Trading Co. PLC	20,081	175,260
Signet Group PLC (A)	5,727	11,970
Slough Estates PLC	754	7,259
Smith & Nephew PLC	1,158	11,317
Smiths Group PLC	696	11,028
Stagecoach Group PLC	2,514	5,562
Tate & Lyle PLC	1,765	14,623
Taylor Woodrow PLC	1,069	5,767
Tesco PLC	14,816	85,997
Tomkins PLC	2,334	11,888
Unilever PLC	5,751	54,579
United Business
Media PLC	604	6,153

82

TD WATERHOUSE TRUST
European Index Fund • Schedule of Investments
January 31, 2005

	NUMBER OF SHARES	MARKET VALUE

United Utilities PLC	580	$6,995
United Utilities PLC,
Cl. A	836	7,163
Vodafone Group PLC	139,584	360,085
Whitbread PLC	369	6,121
William Hill PLC	759	8,296
Wimpey George PLC	689	5,436
Wolseley PLC	720	14,893
WPP Group PLC	1,468	15,963
Yell Group PLC	1,967	16,945

		4,402,101

Total Foreign Common Stock
(Cost $9,985,960)-86.3%		12,751,878

Foreign Preferred Stock

Germany-0.3%
Henkel KGaA	74	6,633
Porsche AG	20	13,023
ProSieben SAT.1 Media AG	237	4,356
RWE AG	133	6,458
Volkswagen AG	293	10,486

		40,956

Total Foreign Preferred Stock
(Cost $34,342)-0.3%		40,956

Total Investments
(Cost $10,020,302)-86.6%		$12,792,834

Other Assets and Liabilities,
Net-13.4%		1,974,224

Net Assets-100.0%		$14,767,058

(A)	Non-income producing security.

Please see accompanying notes to financial statements.

83

Statements of Assets and Liabilities
January 31, 2005

	Bond Index Fund	Dow 30 Fund	500 Index Fund

ASSETS
Investments in securities, at cost	$17,833,618	$164,259,951	$127,203,173

Investments in securities, at market value	$18,067,058	$171,207,661	$139,278,598
Cash	72,924	302,959	3,046,000
Dividends and interest receivable	213,699	180,094	112,200
Receivable for capital shares sold	115,451	195,846	165,875
Receivable from Investment Manager and its affiliates (Note 3)	12,022	—	—
Receivable from broker	—	449,990	200,930
Variation margin receivable	—	17,100	20,005

TOTAL ASSETS	18,481,154	172,353,650	142,823,608

LIABILITIES
Payable for investment securities purchased	157,050	—	—
Payable for capital shares redeemed	10,924	138,254	192,971
Dividends payable to shareholders	1,813	—	—
Payable to Investment Manager and its affiliates (Note 3)	—	37,752	20,309
Other accrued expenses	47,604	175,728	42,480

TOTAL LIABILITIES	217,391	351,734	255,760

NET ASSETS	$18,263,763	$172,001,916	$142,567,848

Net assets consist of:
Paid-in-capital	18,051,104	175,127,015	131,756,621
Undistributed net investment income	5,398	354,782	27,102
Accumulated net realized losses from security transactions
and futures contracts	(26,179)	(10,330,841)	(1,289,123)
Net unrealized appreciation on investments and futures contracts	233,440	6,850,960	12,073,248

Net assets, at value	$18,263,763	$172,001,916	$142,567,848

Shares of beneficial interest outstanding (unlimited number of
shares authorized, no par value)	1,712,783	16,352,437	18,213,688

Net asset value, redemption price and offering price per share
(Note 2)	$10.66	$10.52	$7.83

Please see accompanying notes to financial statements.

84- 85

Statements of Assets and Liabilities
January 31, 2005

	Extended Market Index Fund	Asian Pacific Index Fund	European Index Fund

ASSETS
Investments in securities, at cost	$46,870,823	$11,307,314	$10,020,302
Foreign currency, at cost	—	552,876	1,839,663

Investments in securities, at market value	$51,953,004	$12,869,477	$12,792,834
Cash	2,386,557	—	118,784
Foreign currency, at market value	—	556,017	1,829,884
Receivable from broker	168,455	958	944
Receivable for capital shares sold	147,372	59,315	58,991
Receivable for investment securities sold	22,562	21,508	—
Dividends, foreign tax reclaims and interest receivable	21,567	9,349	21,557
Variation margin receivable	31,420	—	12,687
Receivable from Investment Manager and its affiliates (Note 3)	—	12,600	20,386
Prepaid expenses	—	6,208	6,208

TOTAL ASSETS	54,730,937	13,535,432	14,862,275

LIABILITIES
Payable for capital shares redeemed	95,640	21,957	41,159
Payable to Investment Manager and its affiliates (Note 3)	3,114	—	—
Payable for investment securities purchased	—	—	15,294
Payable to custodian bank	—	9,751	—
Other accrued expenses	42,578	33,280	38,764

TOTAL LIABILITIES	141,332	64,988	95,217

NET ASSETS	$54,589,605	$13,470,444	$14,767,058

Net assets consist of:
Paid-in-capital	49,148,329	14,136,323	14,021,819
Undistributed net investment income	—	80,139	22,680
Accumulated net realized gains (losses) from security transactions
and futures contracts	349,395	(2,308,974)	(2,079,355)
Net unrealized appreciation on investments and futures contracts	5,091,881	1,559,966	2,810,379
Net unrealized appreciation (depreciation) on foreign currency and
translation of other assets and liabilities in foreign currency	—	2,990	(8,465)

Net assets, at value	$54,589,605	$13,470,444	$14,767,058

Shares of beneficial interest outstanding (unlimited number of
shares authorized, no par value)	6,636,621	1,716,885	1,611,328

Net asset value, redemption price and offering price per
share (Note 2)	$8.23	$7.85	$9.16

Please see accompanying notes to financial statements.

86 - 87

Statements of Operations
For the Year Ended January 31, 2005

	Bond Index Fund	Dow 30 Fund	500 Index Fund

INVESTMENT INCOME
Interest Income	$587,780	$4,462	$—
Dividend Income	53,106	3,934,479	2,378,109
Less: Foreign Taxes Withheld	—	—	(32)

TOTAL INVESTMENT INCOME	640,886	3,938,941	2,378,077

EXPENSES
Investment management fees (Note 3)	49,355	346,974	360,894
Shareholder servicing fees (Note 3)	41,129	433,724	300,746
Administration fees (Note 3)	16,452	—	120,297
Transfer agent fees (Note 3)	8,226	86,744	60,149
Professional fees	46,583	55,025	83,240
Registration fees	17,320	25,853	34,332
Shareholder reports and mailing	16,028	76,448	62,119
Custody fees	14,603	46,372	37,962
Trustees’ fees	10,342	8,570	9,280
Other expenses	51,498	9,198	10,989

TOTAL EXPENSES	271,536	1,088,908	1,080,008

Fees waived/expenses reimbursed by the Investment Manager
and its affiliates (Note 3)	(213,488)	(303,839)	(628,343)
Reduction in custody fees due to earnings credits (Note 2)	(467)	(4,371)	(30,626)

NET EXPENSES	57,581	780,698	421,039

NET INVESTMENT INCOME	583,305	3,158,243	1,957,038

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from security transactions	33,261	(2,892,121)	402,248
Net realized gain on futures contracts	—	304,150	434,380
Net change in unrealized appreciation (depreciation)
on investments	(107,108)	2,814,598	4,661,117
Net change in unrealized appreciation (depreciation)
on futures contracts	—	(283,950)	25,920

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(73,847)	(57,323)	5,523,665

NET INCREASE IN NET ASSETS FROM OPERATIONS	$509,458	$3,100,920	$7,480,703

Please see accompanying notes to financial statements.

88 - 89

Statements of Operations
For the Year Ended January 31, 2005

	Extended Market Index Fund	Asian Pacific Index Fund	European Index Fund

INVESTMENT INCOME
Interest Income	$91	$32	$—
Dividend Income	448,905	173,492	344,356
Less: Foreign Taxes Withheld	(296)	(9,526)	(38,936)

TOTAL INVESTMENT INCOME	448,700	163,998	305,420

EXPENSES
Investment management fees (Note 3)	123,583	42,135	45,535
Shareholder servicing fees (Note 3)	102,986	26,334	28,459
Administration fees (Note 3)	41,194	10,534	11,384
Transfer agent fees (Note 3)	20,597	5,267	5,692
Professional fees	65,584	39,186	41,485
Shareholder reports and mailing	24,894	17,068	27,886
Registration fees	22,801	24,878	25,687
Custody fees	12,663	39,879	87,312
Trustees’ fees	10,285	10,655	10,324
Other expenses	15,604	29,893	39,234

TOTAL EXPENSES	440,191	245,829	322,998

Fees waived/expenses reimbursed by the Investment Manager
and its affiliates (Note 3)	(264,402)	(184,732)	(256,952)
Reduction in custody fees due to earnings credits (Note 2)	(11,014)	—	(20)

NET EXPENSES	164,775	61,097	66,026

NET INVESTMENT INCOME	283,925	102,901	239,394

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain from security transactions	521,488	27,881	94,438
Net realized gain on futures contracts	250,990	104,281	25,075
Net realized gain (loss) on foreign currency transactions	—	25,999	(26,563)
Net change in unrealized appreciation on investments	4,081,453	1,089,011	1,535,339
Net change in unrealized appreciation (depreciation) on
futures contracts	31,920	(905)	40,132
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other
assets and liabilities denominated in foreign currency	—	1,483	(7,479)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,885,851	1,247,750	1,660,942

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,169,776	$1,350,651	$1,900,336

Please see accompanying notes to financial statements.

90 - 91

Statements of Changes in Net Assets

	Bond Index Fund		Dow 30 Fund

	Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2005	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$583,305	$527,803	$3,158,243	$2,688,748
Net realized gain (loss) from security transactions and futures contracts	33,261	265,698	(2,587,971)	2,226,691
Net change in unrealized appreciation (depreciation) on investments and
futures contacts	(107,108)	(235,914)	2,530,648	37,296,943

Net increase in net assets from operations	509,458	557,587	3,100,920	42,212,382

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(629,041)	(565,020)	(2,948,512)	(2,627,421)
From net realized gains on security transactions	—	(296,212)	—	—

Total dividends and distributions to shareholders	(629,041)	(861,232)	(2,948,512)	(2,627,421)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,680,215	11,619,473	35,920,215	37,434,632
Shares issued in reinvestment of dividends	630,411	824,137	2,700,487	2,403,561
Redemption fees	488	—	1,209	—
Payments for shares redeemed	(5,913,204)	(11,780,398)	(40,194,063)	(32,334,079)

Net increase (decrease) in net assets from capital share transactions	2,397,910	663,212	(1,572,152)	7,504,114

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,278,327	359,567	(1,419,744)	47,089,075

NET ASSETS:
Beginning of year	15,985,436	15,625,869	173,421,660	126,332,585

End of year	$18,263,763	$15,985,436	$172,001,916	$173,421,660

Undistributed net investment income (Distributions in excess of net
investment income)	$5,398	$(306)	$354,782	$145,051

CAPITAL STOCK TRANSACTIONS:
Shares sold	720,798	1,062,425	3,460,085	3,996,559
Shares issued for dividends reinvested	59,367	76,028	251,677	234,265
Shares redeemed	(557,226)	(1,077,821)	(3,845,497)	(3,495,531)

Net increase (decrease) in shares outstanding	222,939	60,632	(133,735)	735,293

Please see accompanying notes to financial statements.

92 - 93

Statements of Changes in Net Assets

	500 Index Fund		Extended Market Index Fund

	Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2005	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$1,957,038	$842,513	$283,925	$100,434
Net realized gain from security transactions and futures contracts	836,628	24,924	772,478	288,860
Net change in unrealized appreciation on investments and futures contacts	4,687,037	17,469,247	4,113,373	4,525,943

Net increase in net assets from operations	7,480,703	18,336,684	5,169,776	4,915,237

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,997,971)	(813,379)	(510,067)	(101,871)
From net realized gains on security transactions	(341,459)	—	(250,270)	(154,495)

Total dividends and distributions to shareholders	(2,339,430)	(813,379)	(760,337)	(256,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	75,168,144	64,102,967	30,674,788	17,869,872
Shares issued in reinvestment of dividends	2,147,823	752,004	683,468	224,838
Redemption fees	2,120	—	11,456	—
Payments for shares redeemed	(37,919,959)	(25,176,612)	(7,612,281)	(5,071,457)

Net increase in net assets from capital share transactions	39,398,128	39,678,359	23,757,431	13,023,253

TOTAL INCREASE IN NET ASSETS	44,539,401	57,201,664	28,166,870	17,682,124

NET ASSETS:
Beginning of year	98,028,447	40,826,783	26,422,735	8,740,611

End of year	$142,567,848	$98,028,447	$54,589,605	$26,422,735

Undistributed net investment income	$27,102	$68,035	$—	$10,423

CAPITAL STOCK TRANSACTIONS:
Shares sold	9,924,866	9,630,394	4,032,384	2,662,247
Shares issued for dividends reinvested	269,489	103,868	81,950	31,445
Shares redeemed	(5,009,406)	(3,890,442)	(995,274)	(860,064)

Net increase in shares outstanding	5,184,949	5,843,820	3,119,060	1,833,628

Please see accompanying notes to financial statements.

94 - 95

Statements of Changes in Net Assets

	Asian Pacific Index Fund		European Index Fund

	Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2005	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$102,901	$59,854	$239,394	$156,373
Net realized gain (loss) from security transactions and futures contracts	132,162	(1,600,693)	119,513	(1,633,564)
Net realized gain (loss) on foreign currency transactions	25,999	89,548	(26,563)	34,500
Net change in unrealized appreciation on investments and
futures contacts	1,088,106	2,926,833	1,575,471	4,012,933
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets
and liabilities denominated in foreign currency	1,483	1,390	(7,479)	(5,107)

Net increase in net assets from operations	1,350,651	1,476,932	1,900,336	2,565,135

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(81,653)	(140,847)	(224,896)	(187,508)

Total dividends to shareholders	(81,653)	(140,847)	(224,896)	(187,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,542,140	7,917,076	6,358,767	5,625,181
Shares issued in reinvestment of dividends	72,919	128,374	209,093	178,287
Redemption fees	5,136	—	5,028	—
Payments for shares redeemed	(3,717,394)	(8,320,331)	(2,538,342)	(6,817,967)

Net increase (decrease) in net assets from capital share transactions	4,902,801	(274,881)	4,034,546	(1,014,499)

TOTAL INCREASE IN NET ASSETS	6,171,799	1,061,204	5,709,986	1,363,128

NET ASSETS:
Beginning of year	7,298,645	6,237,441	9,057,072	7,693,944

End of year	$13,470,444	$7,298,645	$14,767,058	$9,057,072

Undistributed net investment income	$80,139	$24,203	$22,680	$33,245

CAPITAL STOCK TRANSACTIONS:
Shares sold	1,169,524	1,307,541	757,623	836,505
Shares issued for dividends reinvested	9,658	19,720	22,927	23,337
Shares redeemed	(507,930)	(1,503,609)	(305,341)	(1,080,740)

Net increase (decrease) in shares outstanding	671,252	(176,348)	475,209	(220,898)

Please see accompanying notes to financial statements.

96 - 97

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Bond Index Fund

	Year Ended January 31, 2005		Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001 (A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.73		$10.93	$10.42	$10.37	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.38		0.38	0.40	0.52	0.24
Net realized and unrealized gains (losses) on investments	(0.04	)(C)	0.03	0.56	0.20	0.37

TOTAL FROM INVESTMENT OPERATIONS	0.34		0.41	0.96	0.72	0.61

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.41)		(0.40)	(0.41)	(0.52)	(0.24)
Distributions from realized gains on investments	—		(0.21)	(0.04)	(0.15)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.41)		(0.61)	(0.45)	(0.67)	(0.24)

Net asset value, end of period	$10.66		$10.73	$10.93	$10.42	$10.37

RATIOS
Ratio of total expenses to average net assets	1.65%		1.19%	0.97%	3.12%	2.39%
Ratio of net expenses to average net assets	0.35%		0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	3.55%		3.44%	3.77%	4.89%	2.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	53%		89%	40%	46%	14%
Total investment return(D)	3.22%		3.84%	9.44%	7.11%	6.19%

Net assets, end of period	$18,263,763		$15,985,436	$15,625,869	$6,048,143	$2,573,740

Average net assets	$16,447,516		$15,336,737	$11,244,099	$4,095,404	$2,161,257

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.0003.

(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

98 - 99

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

Dow 30 Fund

Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001(A)	Year Ended October 31, 2000 †

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.52	$8.02	$9.91	$10.89	$12.37	$12.30

INVESTMENT OPERATIONS
Net investment income	0.19	(B)	0.17	(B)	0.16	(B)	0.16	(B)	0.04	(B)	0.15
Net realized and unrealized gains (losses) on investments	(0.01	)(C)	2.49	(1.89)	(0.98)	(0.28)	0.28

TOTAL FROM INVESTMENT OPERATIONS	0.18	2.66	(1.73)	(0.82)	(0.24)	0.43

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.18)	(0.16)	(0.15)	(0.16)	(0.04)	(0.15)
Distributions from realized gains on investments	—	—	(0.01)	—	(1.20)	(0.21)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.18)	(0.16)	(0.16)	(0.16)	(1.24)	(0.36)

Net asset value, end of period	$10.52	$10.52	$8.02	$9.91	$10.89	$12.37

RATIOS
Ratio of total expenses to average net assets	0.63%	0.77%	0.74%	0.70%	0.20%	0.68%
Ratio of net expenses to average net assets	0.45%	0.45%	0.37%	0.25%	0.06%	0.25%
Ratio of net investment income to

average net assets	1.82%	1.84%	1.72%	1.55%	0.36%	1.28%

SUPPLEMENTAL DATA
Portfolio turnover rate	21%	16%	15%	15%	8%	38%
Total investment return(D)	1.67%	33.27%	(17.49)%	(7.57)%	(0.38)%	3.56%

Net assets, end of period	$172,001,916	$173,421,660	$126,332,585	$147,299,253	$153,846,747	$160,704,186

Average net assets	$173,450,152	$146,345,850	$140,235,473	$143,540,962	$153,115,858	$175,715,409

†	Per share information has been adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.

(A)	For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.0001.

(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

100 - 101

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

500 Index Fund

Year Ended January 31 2005	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.52	$5.68	$7.48	$9.02	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.12	0.09	0.08	0.07	0.02
Net realized and unrealized gains (losses) on investments	0.32	(C)	1.82	(1.82)	(1.56)	(0.97)

TOTAL FROM INVESTMENT OPERATIONS	0.44	1.91	(1.74)	(1.49)	(0.95)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.11)	(0.07)	(0.06)	(0.05)	(0.02)
Distributions from realized gains on investments	(0.02)	—	—	—	(0.01)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.13)	(0.07)	(0.06)	(0.05)	(0.03)

Net asset value, end of period	$7.83	$7.52	$5.68	$7.48	$9.02

RATIOS
Ratio of total expenses to average net assets	0.90%	0.92%	0.95%	1.35%	0.84%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	1.63%	1.34%	1.29%	0.95%	0.26%

SUPPLEMENTAL DATA
Portfolio turnover rate	2%	4%	29%	13%	1%
Total investment return (D)	5.87%	33.68%	(23.30)%	(16.53)%	(9.47)%

Net assets, end of period	$142,567,848	$98,028,447	$40,826,783	$24,846,549	$9,964,493

Average net assets	$120,265,923	$62,874,761	$34,175,464	$14,693,674	$6,824,026

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.0001.

(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

102 - 103

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

Extended Market Index Fund

Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.51	$5.19	$6.30	$7.83	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.05	0.05	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.79	(C)	2.36	(1.12)	(1.52)	(2.17)

TOTAL FROM INVESTMENT OPERATIONS	0.84	2.41	(1.07)	(1.48)	(2.16)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.08)	(0.04)	(0.04)	(0.04)	(0.01)
Distributions from realized gains on investments	(0.04)	(0.05)	—	(0.01)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.12)	(0.09)	(0.04)	(0.05)	(0.01)

Net asset value, end of period	$8.23	$7.51	$5.19	$6.30	$7.83

RATIOS
Ratio of total expenses to average net assets	1.07%	1.00%	1.20%	2.59%	1.25%
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.17%
Ratio of net investment income to average net assets	0.69%	0.75%	0.84%	0.68%	0.14%

SUPPLEMENTAL DATA
Portfolio turnover rate	11%	34%	27%	59%	21%
Total investment return (D)	11.16%	46.55%	(17.02)%	(18.90)%	(21.55)%

Net assets, end of period	$54,589,605	$26,422,735	$8,740,611	$6,358,472	$5,008,678

Average net assets	$41,182,228	$13,383,525	$7,686,740	$4,885,732	$4,536,667

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.002.

(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

104 - 105

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

Asian Pacific Index Fund

Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.98	$5.10	$5.61	$8.13	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.07	0.06	0.04	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.85	(C)	1.98	(0.51)	(2.56)	(1.87)

TOTAL FROM INVESTMENT OPERATIONS	0.92	2.04	(0.47)	(2.52)	(1.86)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.05)	(0.16)	(0.04)	—	(0.01)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.05)	(0.16)	(0.04)	—	(0.01)

Net asset value, end of period	$7.85	$6.98	$5.10	$5.61	$8.13

RATIOS
Ratio of total expenses to average net assets	2.33%	1.40%	1.61%	3.26%	1.52%
Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	0.98%	1.11%	0.71%	0.60%	0.14%

SUPPLEMENTAL DATA
Portfolio turnover rate	5%	84%	19%	32%	0%
Total investment return (D)	13.20%	40.22%	(8.33)%	(31.00)%	(18.62)%

Net assets, end of period	$3,470,444	$7,298,645	$6,237,441	$3,720,881	$4,510,278

Average net assets	$10,530,302	$5,387,467	$5,849,722	$4,022,613	$4,569,565

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.004.

(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

106 - 107

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

European Index Fund

Year Ended January 31, 2005	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.97	$5.67	$7.13	$9.62	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.18	0.15	0.11	0.10	0.01
Net realized and unrealized gains (losses) on investments	1.16	(C)	2.33	(1.47)	(2.51)	(0.39)

TOTAL FROM INVESTMENT OPERATIONS	1.34	2.48	(1.36)	(2.41)	(0.38)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.15)	(0.18)	(0.10)	(0.08)	—
Distributions from realized gains on investments	—	—	—	—	(0.00	)(D)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.15)	(0.18)	(0.10)	(0.08)	—

Net asset value, end of period	$9.16	$7.97	$5.67	$7.13	$9.62

RATIOS
Ratio of total expenses to average net assets	2.84%	2.05%	1.23%	3.61%	1.74%
Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	2.10%	2.22%	1.66%	1.31%	0.05%

SUPPLEMENTAL DATA
Portfolio turnover rate	5%	67%	7%	29%	13%
Total investment return (E)	16.84%	43.91%	(19.17)%	(25.03)%	(3.78)%

Net assets, end of period	$14,767,058	$9,057,072	$7,693,944	$4,800,742	$5,305,934

Average net assets	$11,380,594	$7,045,370	$6,676,218	$4,685,041	$4,858,174

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)	Based on average shares outstanding.

(C)	Includes redemption fees of $0.004.

(D)	Amount represents less than $0.01 per share.

(E)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

108 - 109

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Note 1 — Organization

TD Waterhouse Trust (the “Trust”) was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), and currently consists of six portfolios (the “Funds”), which include the TD Waterhouse Bond Index Fund (the “Bond Index Fund”), TD Waterhouse Dow 30 Fund (the “Dow 30 Fund”), TD Waterhouse 500 Index Fund (the “500 Index Fund”), TD Waterhouse Extended Market Index Fund (the “Extended Market Index Fund”), TD Waterhouse Asian Pacific Index Fund (the “Asian Pacific Index Fund”, formerly the Asian Index Fund) and TD Waterhouse European Index Fund (the “European Index Fund”). Shares of the Trust are registered under the Securities Act of 1933, as amended. Each of the Funds is “non-diversified” for purposes of the 1940 Act.

The Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before Fund expenses. The Fund’s principal strategy is to invest in a mix of investment-grade bonds consistent with those included in the Lehman Brothers U.S. Aggregate Bond Index. The Dow 30 Fund seeks to track the total return of the Dow Jones Industrial AverageSM before Fund expenses. The 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks before Fund expenses. The Fund invests primarily in the stocks included in the Standard & Poor’s 500® Composite Stock Price Index in attempting to match the performance of that index. The Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks before Fund expenses. The Fund invests primarily in stocks included in the Dow Jones Wilshire 4500 Composite Index in attempting to match the performance of that index. The Asian Pacific Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies before Fund expenses. The Fund invests primarily in stocks that comprise the MSCI® Pacific Index in attempting to match the performance of that index. The European Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of European companies before Fund expenses. The Fund invests primarily in the stocks that comprise the MSCI® Europe Index in attempting to match the performance of that index.

The Dow 30 Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. The remaining Funds commenced operations on August 31, 2000.

110

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Note 2 — Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Use of Estimates — The Trust’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Debt securities may be valued on the basis of valuations furnished by pricing services that utilize electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds, primary and secondary pricing vendors or available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less generally are valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker who makes a market in the security. Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

111

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

Securities for which market prices are not “readily available” or which cannot be accurately valued within the Trust’s established pricing procedures are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) established pursuant to the authority of the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price or because the closing price of a security may no longer reflect its market value at the time the Fund calculates net asset value if an event that could materially affect the value of such security (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will follow the Trust’s Fair Value Procedures. In addition, the Funds’ accountant monitors price movements among certain selected indices, securities and/or baskets of securities and exchange rates that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index, security or exchange rate exceed levels mutually agreed upon by the adviser/sub-adviser and the Fund accountant, the Fund accountant will notify the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether an event has occurred requiring compliance with the Trust’s Fair Value Procedures.

112

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

The Asian Pacific Index and European Index Funds use an independent third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Asian Pacific Index and European Index Funds based on a methodology (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair valuation vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Board. The Board has also established a “confidence interval” which is used to determine the level of correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Board is exceeded on a specific day, the Asian Pacific Index and European Index Funds shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Foreign Securities — Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Funds do not calculate the net asset value per share. As a result, the market value of the Funds’ investments may change on days when you cannot buy or sell shares of a Fund.

Foreign Currency Translation — The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting foreign exchange rate gains and losses are included in the Statements of Operations. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts — The Asian Pacific Index Fund and European Index Fund may enter into forward foreign currency contracts in connection with either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At January 31, 2005, there were no outstanding forward foreign currency contracts in the Asian Pacific Index Fund or European Index Fund.

113

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Repurchase Agreements — Each of the Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the “Investment Manager”) or TD Investment Management Inc. (the “Investment Sub-Adviser”), as applicable, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. At January 31, 2005, there were no open repurchase agreements.

Futures Contracts — Each of the Funds may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. The “variation margin” represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Each of the Funds may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs.

114

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

As of January 31, 2005, the following Funds had open futures contracts – long positions:

	Description	# of Contracts	Value	Unrealized Appreciation (Depreciation)	Expiration Date

Dow 30 Fund	DJIASM Index	45	$4,718,250	$(96,750)	March 2005

500 Index Fund	S&P 500® E-Mini	11	649,935	4,748	March 2005
	S&P 500® Index	9	2,658,825	(6,925)	March 2005

			3,308,760	(2,177)

Extended Market
Index Fund	S&P Mid-Cap E-Mini	40	2,588,400	9,700	March 2005

Asian Pacific
Index Fund	Nikkei 300 Index	22	462,845	(2,644)	March 2005
	SPI 200 Index	1	79,126	447	March 2005

			541,971	(2,197)
European Index	MSCI® Pan European
Fund	Index	85	1,943,667	37,847	March 2005

Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized and classified as interest income over the lives of the respective securities.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Bond Index Fund. Dividends arising from net investment income for the other Funds, if any, will be declared and paid annually. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

115

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Fund are charged to that Fund’s operations. Expenses which are applicable to all Funds in the Trust are allocated on a pro rata basis.

Redemption Fees — Effective August 20, 2004, the Funds may charge a redemption fee of 1%, with respect to the Bond Index Fund, or 2%, with respect to all other Funds (expressed as a percentage of the amount you are redeeming) if a shareholder redeems shares of a Fund (purchased on or after that date) within 5 days after investing in the Fund. With respect to shares purchased before August 20, 2004, the Fund may charge a redemption fee of 0.75% if a shareholder redeems shares of the Extended Market Index Fund, Asian Pacific Index Fund or European Index Fund within 180 days of investing in these Funds.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, each Fund pays monthly an annual investment management fee, equal to a percentage of its average daily net assets. Additionally, the Investment Manager voluntarily limits each Fund’s overall expense ratio to a specified percentage of average daily net assets on an annual basis. The following represents the Investment Manager’s annual rate of the investment management fee for each Fund and the overall expense ratio limitation currently in effect:

	Annual Investment Management Fee	Expense Ratio

Bond Index Fund	0.30%	0.35%
Dow 30 Fund	0.20%	0.45%
500 Index Fund	0.30%	0.35%
Extended Market Index Fund	0.30%	0.40%
Asian Pacific Index Fund	0.40%	0.58%
European Index Fund	0.40%	0.58%

116

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

TD Investment Management Inc., an affiliate of the Investment Manager, serves as Investment Sub-Adviser to the Bond Index Fund, 500 Index Fund, Extended Market Index Fund, Asian Pacific Index Fund, and European Index Fund. The Investment Manager, not the Funds, is responsible for compensating the Investment Sub-Adviser. The Dow 30 Fund does not have an Investment Sub-Adviser and is managed by the Investment Manager.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Fund. For the administrative services rendered to the Trust, each Fund (except for the Dow 30 Fund) pays TD Waterhouse a monthly fee at an annual rate of 0.10% of its average daily net assets. The Investment Manager pays TD Waterhouse for administration services for the Dow 30 Fund.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Fund. The shareholder servicing plan adopted for each Fund provides that each Fund pays TD Waterhouse a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Trust has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (“NISC”) (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Fund pays the Transfer Agent a monthly fee at an annual rate of 0.05% of its average daily net assets.

For the year ended January 31, 2005, the Investment Manager and its affiliates waived fees for each Fund as follows:

	Investment Management Fee Waiver	Administration Fee Waiver	Shareholder Service Fee Waiver	Transfer Agent Fee Waiver	Total Waiver

Bond Index Fund	$49,355	$16,452	$41,129	$8,226	$115,162
Dow 30 Fund	106,235	—	164,520	33,084	303,839
500 Index Fund	269,290	89,763	224,408	44,882	628,343
Extended Market
Index Fund	113,252	37,750	94,376	18,875	264,253
Asian Pacific
Index Fund	42,135	10,534	26,334	5,267	84,270
European Index Fund	45,535	11,384	28,459	5,692	91,070

117

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Additionally, the Investment Manager and its affiliates reimbursed the Funds for expenses in excess of the voluntary expense limitation as follows: the Bond Index Fund $98,326, the Extended Market Index Fund $149, the Asian Pacific Index Fund $100,462, and the European Index Fund $165,882.

The Dow 30 Fund executed all of its portfolio transactions through NISC acting as a broker-dealer affiliate. There were no commissions paid to NISC for the year ended January 31, 2005.

Note 4 — Trustees’ Fees

Each Trustee who is not an “interested person” as defined in the 1940 Act, who serves on the Board of Trustees/Directors of one or more investment companies in the “Fund Complex” (which includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc.) receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly, and

2.	a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and among the respective funds.

Note 5 — Market Risk

Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

118

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Note 6 — Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, for the year ended January 31, 2005 were as follows:

	Purchases	Sales

Bond Index Fund	$423,372	$157,654
Dow 30 Fund	36,529,819	37,272,230
500 Index Fund	42,329,417	2,709,062
Extended Market Index Fund	27,067,603	4,187,036
Asian Pacific Index Fund	5,086,847	428,378
European Index Fund	3,100,550	574,246

The Bond Index Fund purchased $10,859,126 and sold $8,589,456 in U.S. government securities, during the year ended January 31, 2005.

Note 7 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts from prior years.

The Funds may be subject to taxes imposed by countries in which they invest with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when the related income is earned.

119

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of January 31, 2005 are primarily attributable to foreign currency and paydown treatment for tax purposes:

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gain

Bond Index Fund	$51,440	$(51,440)
Extended Market Index Fund	215,719	(215,719)
Asian Pacific Index Fund	34,688	(34,688)
European Index Fund	(25,063)	25,063

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2005 and January 31, 2004 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

Bond Index Fund
2005	$623,466	$5,575	$629,041
2004	669,224	192,0088	861,232
Dow 30 Fund
2005	2,948,512	—	2,948,512
2004	2,627,421	—	2,627,421
500 Index Fund
2005	1,997,971	341,459	2,339,430
2004	813,379	—	813,379
Extended Market Index Fund
2005	510,067	250,270	760,337
2004	256,366	—	256,366
Asian Pacific Index Fund
2005	81,653	—	81,653
2004	140,847	—	140,847
European Index Fund
2005	224,896	—	224,896
2004	187,508	—	187,508

120

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

As of January 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Bond Index Fund	Dow 30 Fund	500 Index Fund	Extended Market Index Fund	Asian Pacific Index Fund	European Index Fund

Undistributed
Ordinary
Income	$7,210	$354,783	$180,452	$254,625	$125,075	$30,425

Undistributed
Long-Term
Capital Gains	—	—	237,215	324,158	—	—

Capital Loss
Carryforwards	—	(5,272,666)	—	—	(2,222,289)	(1,706,187)

Post-October
Losses	(10,422)	—	—	—	—	—

Unrealized
Appreciation	217,686	1,792,784	10,393,560	4,862,493	1,431,335	2,421,001

Other
Temporary
Differences	(1,815)	—	—	—	—	—

Total
Distributable
Earnings
(Accumulated
Losses)	$212,659	$(3,125,099)	$10,811,227	$5,441,276	$(665,879)	$745,239

Post-October losses represent losses realized on investment transactions from November 1, 2004 through January 31, 2005 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

121

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2005

As of January 31, 2005, the following Funds had capital loss carryforwards that can be used to offset future capital gains through the indicated expiration dates:

	2010	2011	2012	2013	Total

Dow 30 Fund	$—	$1,030,304	$862,424	$3,379,938	$5,272,666
Asian Pacific
Index Fund	211,146	77,929	1,933,214	—	2,222,289
European
Index Fund	113,711	125,530	1,466,946	—	1,706,187

During the year ended January 31, 2005, the 500 Index Fund, the Asian Pacific Index Fund and the European Index Fund utilized capital loss carryforwards in the amount of $207,284, $115,880 and $99,380, respectively, to offset capital gains realized.

The Federal tax cost and the aggregate gross unrealized appreciation (depreciation) on investments for each Fund as of January 31, 2005 was as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Bond Index Fund	$17,849,372	$330,930	$(113,244)	$217,686
Dow 30 Fund	169,414,877	24,839,167	(23,046,383)	1,792,784
500 Index Fund	128,885,038	20,584,806	(10,191,246)	10,393,560
Extended Market
Index Fund	47,090,511	9,661,778	(4,799,285)	4,862,493
Asian Pacific
Index Fund	11,438,935	1,738,621	(308,079)	1,430,542
European Index Fund	10,401,215	2,675,310	(283,691)	2,391,619

Note 8 — Subsequent Event

On March 22, 2005, the Board of Trustees approved a plan to reorganize each of the Funds with an index fund advised by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. Consummation of each reorganization is subject to shareholder approval at a meeting to be held on or around June 7, 2005 as well as certain other conditions.

122

Notice to Shareholders (Unaudited)

For the year ended January 31, 2005, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders were as follows:

Qualifying Dividend

Bond Index Fund	0.00%
Dow 30 Fund	100.00
500 Index Fund	100.00
Extended Market Index Fund	48.37
Asian Pacific Index Fund	0.00
European Index Fund	0.00

Distributions made during the fiscal year ended January 31, 2005 included qualifying dividend income of the following amount:

Qualifying Dividend Amount

Bond Index Fund	$—
Dow 30 Fund	2,948,512
500 Index Fund	1,997,971
Extended Market Index Fund	210,446
Asian Pacific Index Fund	36,394
European Index Fund	248,713

The European Index Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2005 the total amount of foreign source income is $343,476. The total amount of foreign tax paid is $38,936. Your allocable share of the foreign tax credit will be reported on Form 1099 Div.

123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
TD Waterhouse Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Trust (comprising, respectively, the Bond Index Fund, Dow 30 Fund, 500 Index Fund, Extended Market Index Fund, Asian Pacific Index Fund and European Index Fund) as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TD Waterhouse Trust at January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
March 11, 2005

124

A Word about the S&P and MSCI® Indices

The 500 Index Fund (the “Product”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to TD Waterhouse Asset Management, Inc. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee, or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each of the Asian Pacific Index Fund and the European Index Fund (the “Funds”) is not sponsored, endorsed, sold or promoted by MSCI® or any affiliate of MSCI®. Neither MSCI® nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI® Pacific Index or the MSCI® Europe Index to track the general stock market performance. MSCI® is the licensor of certain trademarks, service marks and trade names of MSCI® and each of the MSCI® Pacific Index or the MSCI® Europe Index, which are determined, composed and calculated by MSCI® without regard to the issuer of the Funds or the Funds. MSCI® has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration when determining, composing or calculating the MSCI® Pacific Index or the MSCI® Europe Index. MSCI® is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI® nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI® SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MSCI® CONSIDERS RELIABLE, NEITHER MSCI® NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTY, AND MSCI® HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORGOING, IN NO EVENT SHALL MSCI® OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

125

Trustees and Officers Information
(Unaudited)

The following table contains information regarding the Trust’s Trustees and Officers. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Trustees.” A trustee who is deemed to be an “interested person” of the Trust is referred to as an “Interested Trustee.” “Fund Complex” includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza IVA, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee††

Independent Trustees

RICHARD W. DALRYMPLE CheckSpring Community Corp. 11 Bruckner Boulevard Bronx, NY 10454 Age 61	Trustee	Since 9/8/99	Chairman of CheckSpring Community Corp. since January 2005; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through December 2004; Chief Operating Officer of National Center for Disability Services from 2001 through June 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None

LAWRENCE J. TOAL c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 67	Trustee	Since 9/8/99	President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	11	Director of SBLI (USA), Inc.

PETER B.M. EBY c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 66	Trustee	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc., providing investment and securities services, until October 1998.	12	Director of Leons Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and RSplit II Corp. since May 2004.

Interested Trustees

GEORGE F. STAUDTER††† c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 73	Chairman and Trustee	Since 9/8/99	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	11	Director of CRT Properties, Inc.

126-127

Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served †	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Trustees ††††

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 45	President and Chief Executive Officer	Since 6/5/02

Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; and from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 41	Treasurer and Chief Financial Officer	Since 3/6/03

Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 54	Chief Legal Officer	Since 6/10/03

Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; and since July 1994, Executive Vice President and General Counsel, and since November 1995, Director and Secretary of TD Waterhouse Investor Services, Inc.

MARC A. SCHUMAN c/o BISYS Fund Services 90 Park Avenue New York, NY 10016 Age 44	Vice President and Secretary	Since 3/22/05

Since February 2005, Senior Counsel at BISYS; from October 2001 through January 2005, Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS); from 2000 through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP (law firm).

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Chief Compliance Officer, Vice President and Assistant Secretary	Since 11/2/99

Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997; and since June 2004, Chief Compliance Officer for TD Waterhouse Asset Management, Inc.

THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.

†	There is no set term of office for Trustees and Officers. The table shows the time period for which each individual has served as Trustee and/or Officer.

††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of January 31, 2005. This does not include directorships held by a Trustee in the Fund Complex.

†††	Mr. Staudter is considered an “interested person” of the Trust under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

††††	Michael A. Hill was Acting Secretary of the Funds from October 2004 through March 2005.

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